UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – April 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise

Multimanager Funds Trust

2007 Certified Semi-Annual

Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

SEMI-ANNUAL REPORT

April 30, 2007

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2007
AXA Enterprise Short Duration Bond Fund	37.6%
AXA Enterprise Government Securities Fund	17.6
AXA Enterprise Multimanager Core Bond Fund	16.2
AXA Enterprise Multimanager Value Fund	8.2
AXA Enterprise High Yield Bond Fund	6.4
AXA Enterprise Equity Income Fund	4.5
AXA Enterprise International Growth Fund	2.6
AXA Enterprise Multimanager International Equity Fund	2.6
AXA Enterprise Deep Value Fund	2.4
AXA Enterprise Capital Appreciation Fund	1.7
AXA Enterprise Equity Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value Ended 4/30/07	Expenses Paid During Ended Period 11/1/06 – 4/30/07*
Class A
Actual	$1,000.00	$1,041.40	2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class B
Actual	1,000.00	1,038.50	6.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class C
Actual	1,000.00	1,037.50	6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class Y
Actual	1,000.00	1,043.20	1.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2007
AXA Enterprise Short Duration Bond Fund	20.9%
AXA Enterprise Multimanager Value Fund	14.7
AXA Enterprise Multimanager Core Bond Fund	12.3
AXA Enterprise Government Securities Fund	9.6
AXA Enterprise Multimanager International Equity Fund	7.7
AXA Enterprise International Growth Fund	7.6
AXA Enterprise Equity Income Fund	5.6
AXA Enterprise Capital Appreciation Fund	5.6
AXA Enterprise High Yield Bond Fund	4.2
AXA Enterprise Small Company Value Fund	4.1
AXA Enterprise Deep Value Fund	3.9
AXA Enterprise Small Company Growth Fund	2.3
AXA Enterprise Equity Fund	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,069.40	$2.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class B
Actual	1,000.00	1,066.40	6.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class C
Actual	1,000.00	1,066.40	6.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class Y
Actual	1,000.00	1,071.40	1.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2007
AXA Enterprise Multimanager Value Fund	21.6%
AXA Enterprise Multimanager International Equity Fund	13.3
AXA Enterprise Multimanager Core Bond Fund	9.6
AXA Enterprise Short Duration Bond Fund	9.2
AXA Enterprise Equity Income Fund	8.1
AXA Enterprise Government Securities Fund	7.8
AXA Enterprise Capital Appreciation Fund	7.7
AXA Enterprise International Growth Fund	6.9
AXA Enterprise Small Company Value Fund	6.4
AXA Enterprise Deep Value Fund	4.4
AXA Enterprise Equity Fund	2.7
AXA Enterprise Small Company Growth Fund	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,085.60	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class B
Actual	1,000.00	1081.30	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class C
Actual	1,000.00	1,080.20	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class Y
Actual	1,000.00	1,086.20	1.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2007
AXA Enterprise Multimanager Value Fund	23.2%
AXA Enterprise International Growth Fund	14.2
AXA Enterprise Multimanager International Equity Fund	14.1
AXA Enterprise Capital Appreciation Fund	12.1
AXA Enterprise Equity Income Fund	10.1
AXA Enterprise Small Company Value Fund	7.3
AXA Enterprise Deep Value Fund	7.1
AXA Enterprise Small Company Growth Fund	4.0
AXA Enterprise Multimanager Core Bond Fund	3.7
AXA Enterprise Government Securities Fund	2.7
AXA Enterprise Equity Fund	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,106.10	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class B
Actual	1,000.00	1,101.10	6.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class C
Actual	1,000.00	1,102.10	6.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class Y
Actual	1,000.00	1,106.80	1.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.50%, 1.20%, 1.20% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Information Technology	31.3%
Health Care	20.5
Financials	17.1
Consumer Discretionary	11.2
Industrials	8.3
Consumer Staples	5.0
Energy	5.0
Materials	0.9
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,061.90	$8.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,058.40	11.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,059.50	11.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,062.50	7.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,064.20	6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Financials	19.4%
Information Technology	18.8
Health Care	14.5
Consumer Discretionary	11.3
Consumer Staples	9.1
Industrials	8.2
Energy	7.2
Telecommunication Services	4.9
Materials	4.8
Utilities	1.4
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,081.90	$8.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,079.80	11.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,079.80	11.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,083.40	7.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,085.00	6.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER VALUE FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Financials	27.0%
Health Care	11.3
Industrials	11.1
Energy	10.7
Consumer Discretionary	8.5
Information Technology	8.4
Consumer Staples	7.8
Materials	6.8
Telecommunication Services	3.8
Utilities	2.9
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,097.10	$8.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,093.70	11.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,094.40	11.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,097.90	7.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,099.50	6.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Information Technology	23.5%
Consumer Discretionary	16.6
Health Care	15.2
Industrials	15.2
Financials	10.2
Energy	10.0
Telecommunication Services	4.0
Materials	2.5
Consumer Staples	1.4
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,104.20	$9.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	1,101.00	12.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	1,101.10	12.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,105.70	8.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,106.30	7.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Financials	22.0%
Information Technology	17.4
Industrials	14.6
Consumer Discretionary	12.6
Health Care	8.7
Materials	6.9
Utilities	6.5
Energy	4.8
Consumer Staples	4.3
Telecommunication Services	1.0
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,110.10	$9.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	1,107.40	12.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	1,107.60	12.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,111.40	8.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,112.90	7.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL VALUE FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Financials	29.8%
Consumer Discretionary	15.1
Materials	10.6
Industrials	10.1
Energy	7.5
Consumer Staples	6.8
Health Care	6.4
Information Technology	4.1
Telecommunication Services	3.6
Utilities	3.2
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,116.90	$10.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.88	9.99
Class B
Actual	1,000.00	1,113.60	13.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.15	12.72
Class C
Actual	1,000.00	1,114.30	13.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.15	12.72
Class P
Actual	1,000.00	1,118.20	9.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class Y
Actual	1,000.00	1,120.20	8.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.11	7.75

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.00%, 2.55%, 2.55%, 1.80% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

Distribution of Assets as of 4/30/07	% of Net Assets
Information Technology	87.4%
Industrials	4.1
Telecommunication Services	3.1
Consumer Discretionary	2.1
Materials	1.0
Health Care	0.7
Energy	0.3
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,081.80	$11.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class B
Actual	1,000.00	1,079.30	13.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class C
Actual	1,000.00	1,079.40	13.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class P
Actual	1,000.00	1,086.40	10.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	9.74
Class Y
Actual	1,000.00	1,083.70	8.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

Distribution of Assets as of 4/30/07	% of Net Assets
U.S. Government and Agency	81.8%
Asset-Backed and Mortgage-Backed Securities	19.1
Corporate Bonds	16.4
Foreign Government Securities	1.3
Municipal Securities	0.0#
Cash and Other	(18.6)

Total	100.0%

#	Amount Less Than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period Ended 11/1/06 – 4/30/07 *
Class A
Actual	$1,000.00	$1,018.80	$6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,014.90	8.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,015.90	9.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class P
Actual	1,000.00	1,019.80	5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class Y
Actual	1,000.00	1,021.10	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.25%, 1.80%, 1.80%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	3,712	$151,154
AXA Enterprise Deep Value Fund‡	17,433	214,079
AXA Enterprise Equity Fund*‡	3,072	21,476
AXA Enterprise Equity Income Fund‡	14,010	398,158
AXA Enterprise Government Securities Fund‡	126,139	1,564,122
AXA Enterprise High Yield Bond Fund‡	57,988	571,758
AXA Enterprise International Growth Fund*‡	10,244	234,891
AXA Enterprise Multimanager Core Bond Fund‡	146,004	1,438,138
AXA Enterprise Multimanager International Equity Fund‡	14,372	229,519
AXA Enterprise Multimanager Value Fund‡	51,375	729,008
AXA Enterprise Short Duration Bond Fund‡	339,270	3,341,813

Total Investment Companies (100.4%)
(Cost $8,622,816)		8,894,116

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5)%
JPMorgan Chase Nassau
4.74%, 5/1/07
(Amortized Cost $ 44,094)	$44,094	$44,094

Total Investments (100.9%)
(Cost/Amortized Cost $8,666,910)		8,938,210
Other Assets Less Liabilities (-0.9%)		(75,923)

Net Assets (100%)		$8,862,287

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value April 30, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Enterprise Capital Appreciation Fund	$46,134	$106,145	$6,555	$151,154	$—	$(56)
AXA Enterprise Deep Value Fund	174,394	51,862	23,594	214,079	2,650	5,368
AXA Enterprise Equity Fund	15,379	10,887	5,950	21,476	—	(125)
AXA Enterprise Equity Income Fund	317,408	133,341	54,765	398,158	5,887	27,130
AXA Enterprise Government Securities Fund	1,381,742	355,136	176,984	1,564,122	33,058	(2,240)
AXA Enterprise Growth Fund	64,320	18,826	77,745	—	—	7,418
AXA Enterprise High Yield Bond Fund	477,961	152,246	72,828	571,758	18,937	(16)
AXA Enterprise International Growth Fund	177,093	48,991	26,762	234,891	—	(551)
AXA Enterprise Money Market Fund	5,243	102	5,345	—	109	—
AXA Enterprise Multimanager Core Bond Fund	1,225,938	427,640	214,026	1,438,138	30,269	(1,426)
AXA Enterprise Multimanager International Equity Fund	183,488	72,403	27,557	229,519	964	21,101
AXA Enterprise Multimanager Mid Cap Value Fund	11,629	1,190	11,799	—	—	2,162
AXA Enterprise Multimanager Value Fund	593,455	187,551	85,740	729,008	5,429	22,981
AXA Enterprise Short Duration Bond Fund	2,872,726	931,751	469,997	3,341,813	64,945	(1,098)

	$7,546,910	$2,498,071	$1,259,647	$8,894,116	$162,248	$80,648

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,498,071
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,257,259

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,810
Aggregate gross unrealized depreciation	(1,525)

Net unrealized appreciation	$216,285

Federal income tax cost of investments	$8,721,925

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	44,954	$1,830,518
AXA Enterprise Deep Value Fund‡	105,090	1,290,507
AXA Enterprise Equity Fund*‡	71,169	497,471
AXA Enterprise Equity Income Fund‡	64,940	1,845,585
AXA Enterprise Government Securities Fund‡	252,752	3,134,119
AXA Enterprise High Yield Bond Fund‡	139,083	1,371,359
AXA Enterprise International Growth Fund*‡	108,246	2,482,070
AXA Enterprise Multimanager Core Bond Fund‡	409,572	4,034,280
AXA Enterprise Multimanager International Equity Fund‡	159,229	2,542,880
AXA Enterprise Multimanager Value Fund‡	339,848	4,822,450
AXA Enterprise Short Duration Bond Fund‡	698,065	6,875,944
AXA Enterprise Small Company Growth Fund‡	20,611	760,972
AXA Enterprise Small Company Value Fund‡	94,288	1,347,376

Total Investment Companies (99.4%)
(Cost $30,896,788)		32,835,531

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
4.74%, 5/1/07
(Amortized Cost $206,778)	$206,778	$206,778

Total Investments (100.0%)
(Cost/Amortized Cost $31,103,566)		33,042,309
Other Assets Less Liabilities (0.0%)		12,973

Net Assets (100%)		$33,055,282

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value April 30, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Enterprise Capital Appreciation Fund	$689,926	$1,145,586	$83,877	$1,830,518	$—	$(571)
AXA Enterprise Deep Value Fund	972,076	312,009	61,806	1,290,507	15,165	32,471
AXA Enterprise Equity Fund	385,084	113,329	26,759	497,471	—	(244)
AXA Enterprise Equity Income Fund	1,392,425	535,575	92,609	1,845,585	26,273	127,312
AXA Enterprise Government Securities Fund	2,505,450	800,710	177,127	3,134,119	64,381	(1,007)
AXA Enterprise Growth Fund	677,191	208,086	830,425	—	—	78,215
AXA Enterprise High Yield Bond Fund	1,054,015	358,884	75,148	1,371,359	44,614	(24)
AXA Enterprise International Growth Fund	1,818,743	616,204	332,750	2,482,070	—	3,040
AXA Enterprise Money Market Fund	5,243	103	5,345	—	109	—
AXA Enterprise Multimanager Core Bond Fund	3,067,259	1,188,202	219,841	4,034,280	82,506	(4,593)
AXA Enterprise Multimanager International Equity Fund	1,952,116	927,396	355,435	2,542,880	10,776	234,430
AXA Enterprise Multimanager Mid Cap Growth Fund	14,023	1,187	12,865	—	—	3,613
AXA Enterprise Multimanager Mid Cap Value Fund	17,446	1,784	17,873	—	—	3,087
AXA Enterprise Multimanager Value Fund	3,594,249	1,244,378	239,250	4,822,450	33,752	150,229
AXA Enterprise Short Duration Bond Fund	5,260,250	1,999,059	397,617	6,875,944	129,303	(543)
AXA Enterprise Small Company Growth Fund	572,059	172,640	37,662	760,972	—	32,562
AXA Enterprise Small Company Value Fund	1,033,896	341,143	66,455	1,347,376	7,352	109,979

	$25,011,451	$9,966,275	$3,032,844	$32,835,531	$414,231	$767,956

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$9,966,275
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,088,915

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,876,320
Aggregate gross unrealized depreciation	(1,168)

Net unrealized appreciation	$1,875,152

Federal income tax cost of investments	$31,167,157

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	284,671	$11,591,818
AXA Enterprise Deep Value Fund‡	534,402	6,562,460
AXA Enterprise Equity Fund*‡	577,073	4,033,740
AXA Enterprise Equity Income Fund‡	429,489	12,206,065
AXA Enterprise Government Securities Fund‡	949,871	11,778,399
AXA Enterprise International Growth Fund*‡	453,337	10,395,007
AXA Enterprise Multimanager Core Bond Fund‡	1,463,377	14,414,266
AXA Enterprise Multimanager International Equity Fund‡	1,251,106	19,980,168
AXA Enterprise Multimanager Value Fund‡	2,282,691	32,391,381
AXA Enterprise Short Duration Bond Fund‡	1,407,098	13,859,913
AXA Enterprise Small Company Growth Fund‡	94,372	3,484,230
AXA Enterprise Small Company Value Fund‡	674,556	9,639,412

Total Investment Companies (99.9%)
(Cost $134,685,827)		150,336,859

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $ 235,130)	$235,130	$235,130

Total Investments (100.0%)
(Cost/Amortized Cost $ 134,920,957)		150,571,989
Other Assets Less Liabilities (-0.0%)		(52,147)

Net Assets (100%)		$150,519,842

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value April 30, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Enterprise Capital Appreciation Fund	$4,963,262	$6,307,191	$201,001	$11,591,818	$—	$(1,825)
AXA Enterprise Deep Value Fund	5,726,909	639,020	161,910	6,562,460	84,920	179,543
AXA Enterprise Equity Fund	3,791,403	66,600	38,054	4,033,740	—	(680)
AXA Enterprise Equity Income Fund	10,665,208	1,850,652	316,203	12,206,065	191,329	942,842
AXA Enterprise Government Securities Fund	10,401,797	1,650,333	303,838	11,778,399	249,825	(7,493)
AXA Enterprise Growth Fund	5,494,698	350,645	5,309,092	—	—	711,765
AXA Enterprise International Growth Fund	8,867,182	1,493,619	1,591,071	10,395,007	—	26,008
AXA Enterprise Multimanager Core Bond Fund	12,882,073	1,929,550	385,704	14,414,266	313,345	(9,442)
AXA Enterprise Multimanager International Equity Fund	18,544,293	2,693,509	1,169,458	19,980,168	94,058	2,185,081
AXA Enterprise Multimanager Mid Cap Growth Fund	23,471	1,986	21,986	—	—	5,583
AXA Enterprise Multimanager Mid Cap Value Fund	23,712	2,426	24,585	—	—	3,886
AXA Enterprise Multimanager Value Fund	28,397,903	3,274,441	800,261	32,391,381	252,620	1,119,203
AXA Enterprise Short Duration Bond Fund	12,194,262	2,021,387	390,107	13,859,913	273,837	(4,434)
AXA Enterprise Small Company Growth Fund	2,943,954	386,327	100,138	3,484,230	—	160,051
AXA Enterprise Small Company Value Fund	8,592,621	1,409,053	605,502	9,639,412	59,598	899,974

	$133,512,748	$24,076,739	$11,418,910	$150,336,859	$1,519,532	$6,210,062

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$24,076,739
Net Proceeds of Sales and Redemptions:
Investment Companies	$12,106,269

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,940,057
Aggregate gross unrealized depreciation	(477,235)

Net unrealized appreciation	$15,462,822

Federal income tax cost of investments	$135,109,167

The Fund has a net capital loss carryforward of $18,787,906, of which $1,378,101 expires in the year 2009 and $17,409,805 expires in the year 2010.

Included in the capital loss carryforward amounts are $1,784,368 of losses acquired from the Enterprise Mid Cap Growth Fund as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	95,009	$3,868,759
AXA Enterprise Deep Value Fund‡	185,415	2,276,894
AXA Enterprise Equity Fund*‡	70,645	493,808
AXA Enterprise Equity Income Fund‡	114,365	3,250,247
AXA Enterprise Government Securities Fund‡	68,476	849,103
AXA Enterprise International Growth Fund*‡	197,911	4,538,096
AXA Enterprise Multimanager Core Bond Fund‡	120,045	1,182,441
AXA Enterprise Multimanager International Equity Fund‡	281,978	4,503,196
AXA Enterprise Multimanager Value Fund‡	522,783	7,418,286
AXA Enterprise Small Company Growth Fund‡	34,407	1,270,306
AXA Enterprise Small Company Value Fund‡	164,601	2,352,145

Total Investment Companies (99.2%)
(Cost $29,000,304)		32,003,281

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $ 224,522)	$224,522	$224,522

Total Investments (99.9%)
(Cost/Amortized Cost $ 29,224,826)		32,227,803
Other Assets Less Liabilities (0.1%)		42,932

Net Assets (100%)		$32,270,735

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value April 30, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Enterprise Capital Appreciation Fund	$1,066,045	$2,703,027	$37,139	$3,868,759	$—	$(578)
AXA Enterprise Deep Value Fund	1,477,886	718,827	35,223	2,276,894	23,759	50,048
AXA Enterprise Equity Fund	394,359	79,546	5,465	493,808	—	(443)
AXA Enterprise Equity Income Fund	2,104,086	1,174,525	53,659	3,250,247	40,983	201,131
AXA Enterprise Government Securities Fund	576,279	287,076	15,444	849,103	15,975	(166)
AXA Enterprise Growth Fund	1,478,613	540,629	1,934,599	—	—	135,406
AXA Enterprise International Growth Fund	2,738,056	1,203,780	65,839	4,538,096	—	(1,785)
AXA Enterprise Multimanager Core Bond Fund	809,954	395,096	21,021	1,182,441	22,862	(246)
AXA Enterprise Multimanager International Equity Fund	2,892,668	1,650,136	74,576	4,503,196	16,036	366,577
AXA Enterprise Multimanager Mid Cap Growth Fund	14,450	1,223	13,272	—	—	3,700
AXA Enterprise Multimanager Mid Cap Value Fund	13,612	1,392	13,927	—	—	2,406
AXA Enterprise Multimanager Value Fund	4,804,060	2,397,758	116,341	7,418,286	46,456	204,460
AXA Enterprise Small Company Growth Fund	741,797	464,338	23,227	1,270,306	—	44,341
AXA Enterprise Small Company Value Fund	1,613,914	699,964	30,964	2,352,145	11,769	175,321

	$20,725,779	$12,317,317	$2,440,696	$32,003,281	$177,840	$1,180,172

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$12,317,317
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,558,677

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,955,799
Aggregate gross unrealized depreciation	(360)

Net unrealized appreciation	$2,955,439

Federal income tax cost of investments	$29,272,364

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (1.4%)
Marriott International, Inc., Class A	1,250	$56,512
Starbucks Corp.*	1,175	36,449
Starwood Hotels & Resorts Worldwide, Inc.	870	58,307

		151,268

Household Durables (0.8%)
Pulte Homes, Inc.	3,290	88,501

Internet & Catalog Retail (2.6%)
Amazon.com, Inc.*	4,700	288,251

Media (2.1%)
Comcast Corp., Class A*	6,530	174,090
Walt Disney Co.	1,550	54,219

		228,309

Multiline Retail (1.5%)
J.C. Penney Co., Inc.	980	77,508
Kohl’s Corp.*	1,250	92,550

		170,058

Specialty Retail (1.0%)
Best Buy Co., Inc.	780	36,387
Coldwater Creek, Inc.*	1,430	29,601
Dick’s Sporting Goods, Inc.*	740	41,507
Lowe’s Cos., Inc.	340	10,390

		117,885

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.*	2,035	99,369
Polo Ralph Lauren Corp.	580	53,424
Under Armour, Inc., Class A*	840	42,420

		195,213

Total Consumer Discretionary		1,239,485

Consumer Staples (5.0%)
Beverages (1.0%)
PepsiCo, Inc.	1,750	115,658

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	410	19,647
Walgreen Co.	1,770	77,703
Whole Foods Market, Inc.	280	13,101

		110,451

Household Products (3.0%)
Clorox Co.	830	55,676
Colgate-Palmolive Co.	820	55,547
Procter & Gamble Co.	3,400	218,654

		329,877

Total Consumer Staples		555,986

Energy (5.0%)
Energy Equipment & Services (4.6%)
Schlumberger Ltd.	5,785	427,106
Transocean, Inc.*	470	40,514
Weatherford International Ltd.*	820	43,042

		510,662

Oil, Gas & Consumable Fuels (0.4%)
Canadian Natural Resources Ltd.	700	41,727

Total Energy		552,389

Financials (17.1%)
Capital Markets (5.5%)
Charles Schwab Corp.	4,140	79,157
Franklin Resources, Inc.	560	73,533
Goldman Sachs Group, Inc.	1,020	222,982
Legg Mason, Inc.	1,160	115,060
Lehman Brothers Holdings, Inc.	470	35,382
Merrill Lynch & Co., Inc.	890	80,305

		606,419

Commercial Banks (2.0%)
Commerce Bancorp, Inc./New Jersey	4,175	139,612
U.S. Bancorp	1,080	37,098
Zions Bancorp	540	44,172

		220,882

Consumer Finance (0.4%)
SLM Corp.	800	43,064

Diversified Financial Services (2.5%)
Chicago Mercantile Exchange Holdings, Inc., Class A	255	131,771
Citigroup, Inc.	845	45,309
JPMorgan Chase & Co.	1,905	99,251

		276,331

Insurance (4.2%)
American International Group, Inc.	2,650	185,262
MetLife, Inc.	800	52,560
Progressive Corp.	9,850	227,239

		465,061

Real Estate Management & Development (0.8%)
CB Richard Ellis Group, Inc., Class A*	2,370	80,224

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	5,100	189,108

Total Financials		1,881,089

Health Care (20.5%)
Biotechnology (7.1%)
Amgen, Inc.*	800	51,312
Celgene Corp.*	1,625	99,385
Cephalon, Inc.*	95	7,563
Genentech, Inc.*	4,255	340,357
Genzyme Corp.*	1,750	114,293
Gilead Sciences, Inc.*	2,035	166,300

		779,210

Health Care Equipment & Supplies (3.1%)
Alcon, Inc.	650	87,705
Becton, Dickinson & Co.	510	40,132
Medtronic, Inc.	710	37,580
St. Jude Medical, Inc.*	1,030	44,074
Stryker Corp.	610	39,613
Varian Medical Systems, Inc.*	2,250	94,973

		344,077

Health Care Providers & Services (4.4%)
Laboratory Corp. of America Holdings*	380	29,997
Medco Health Solutions, Inc.*	1,040	81,141
UnitedHealth Group, Inc.	2,725	144,588
WellPoint, Inc.*	2,880	227,434

		483,160

Health Care Technology (0.7%)
Cerner Corp.*	1,500	79,860

Pharmaceuticals (5.2%)
Abbott Laboratories	2,050	116,071
Johnson & Johnson	1,040	66,789
Merck & Co., Inc.	2,580	132,715
Novartis AG (ADR)	800	46,472
Schering-Plough Corp.	2,625	83,291
Teva Pharmaceutical Industries Ltd. (ADR)	3,280	125,657

		570,995

Total Health Care		2,257,302

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (8.3%)
Aerospace & Defense (2.7%)
Boeing Co.	2,035	$189,255
General Dynamics Corp.	475	37,287
United Technologies Corp.	1,115	74,850

		301,392

Air Freight & Logistics (2.2%)
CH Robinson Worldwide, Inc.	2,180	116,543
Expeditors International of Washington, Inc.	2,100	87,780
FedEx Corp.	370	39,013

		243,336

Electrical Equipment (0.4%)
Emerson Electric Co.	1,020	47,930

Industrial Conglomerates (2.4%)
General Electric Co.	7,130	262,812

Machinery (0.6%)
Danaher Corp.	910	64,783

Total Industrials		920,253

Information Technology (31.3%)
Communications Equipment (5.0%)
Cisco Systems, Inc.*	3,560	95,194
QUALCOMM, Inc.	10,420	456,396

		551,590

Computers & Peripherals (8.0%)
Apple Inc.*	2,945	293,911
Dell, Inc.*	2,400	60,504
EMC Corp.*	2,500	37,950
Hewlett-Packard Co.	1,775	74,799
Network Appliance, Inc.*	9,140	340,099
Sun Microsystems, Inc.*	15,230	79,501

		886,764

Electronic Equipment & Instruments (0.5%)
Amphenol Corp., Class A	1,380	48,452

Internet Software & Services (8.1%)
eBay, Inc.*	6,000	203,640
Google, Inc., Class A*	1,162	547,744
VeriSign, Inc.*	950	25,982
Yahoo!, Inc.*	4,030	113,001

		890,367

IT Services (1.5%)
Cognizant Technology Solutions Corp., Class A*	1,230	109,962
Infosys Technologies Ltd. (ADR)	840	43,974
Iron Mountain, Inc.*	445	12,505

		166,441

Semiconductors & Semiconductor Equipment (3.4%)
Broadcom Corp., Class A*	4,200	136,710
Intel Corp.	2,900	62,350
Marvell Technology Group Ltd.*	3,175	51,213
NVIDIA Corp.*	2,610	85,843
Texas Instruments, Inc.	1,250	42,962

		379,078

Software (4.8%)
Adobe Systems, Inc.*	1,175	48,833
Autodesk, Inc.*	4,585	189,223
Microsoft Corp.	3,075	92,065
Salesforce.com, Inc.*	4,750	199,500

		529,621

Total Information Technology		3,452,313

Materials (0.9%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	490	37,485
Monsanto Co.	1,125	66,364

Total Materials		103,849

Total Common Stocks (99.3%)
(Cost $8,437,836)		10,962,666

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $ 136,425)	$136,425	136,425

Total Investments (100.6%)
(Cost/Amortized Cost $8,574,261)		11,099,091
Other Assets Less Liabilities (-0.6%)		(60,736)

Net Assets (100%)		$11,038,355

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,871,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,274,459

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,526,966
Aggregate gross unrealized depreciation	(73,775)

Net unrealized appreciation	$2,453,191

Federal income tax cost of investments	$8,645,900

For the six months ended April 30, 2007, the Fund incurred approximately $2 as brokerage commissions with Cowen & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,076,238 of which $ 655,194 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
Autoliv, Inc.	375	$21,806
BorgWarner, Inc.	150	11,687
Magna International, Inc., Class A	150	11,872

		45,365

Automobiles (0.1%)
DaimlerChrysler AG	200	16,102

Hotels, Restaurants & Leisure (2.6%)
Las Vegas Sands Corp.*	1,210	103,080
McDonald’s Corp.	1,250	60,350
Melco PBL Entertainment (Macau) Ltd. (ADR)*	3,995	69,593
MGM MIRAGE*	595	40,014
Starbucks Corp.*	2,115	65,607

		338,644

Household Durables (0.7%)
Black & Decker Corp.	300	27,216
Pulte Homes, Inc.	450	12,105
Sony Corp. (ADR)	900	47,934

		87,255

Leisure Equipment & Products (0.2%)
Mattel, Inc.	700	19,810

Media (3.3%)
CBS Corp., Class B	1,262	40,094
Comcast Corp., Class A*	2,250	59,985
Comcast Corp., Special Class A*	8,595	226,908
Interpublic Group of Cos., Inc.*	1,300	16,484
Time Warner, Inc.	2,600	53,638
Viacom, Inc., Class B*	462	19,057
Walt Disney Co.	200	6,996

		423,162

Multiline Retail (2.1%)
Dollar Tree Stores, Inc.*	375	14,745
Family Dollar Stores, Inc.	275	8,756
Federated Department Stores, Inc.	600	26,352
Nordstrom, Inc.	1,415	77,712
Saks, Inc.	650	13,611
Sears Holdings Corp.*	561	107,100
Target Corp.	400	23,748

		272,024

Specialty Retail (1.6%)
Abercrombie & Fitch Co.	1,090	89,009
Gap, Inc.	1,300	23,335
Home Depot, Inc.	150	5,681
Limited Brands, Inc.	900	24,813
Office Depot, Inc.*	700	23,534
Staples, Inc.	1,602	39,730

		206,102

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	650	21,704
VF Corp.	200	17,562

		39,266

Total Consumer Discretionary		1,447,730

Consumer Staples (9.1%)
Beverages (1.1%)
Coca-Cola Co.	700	36,533
PepsiCo, Inc.	1,570	103,761

		140,294

Food & Staples Retailing (2.8%)
CVS/Caremark Corp.	2,023	73,313
Kroger Co.	1,500	44,265
Rite Aid Corp.*	17,485	107,358
Safeway, Inc.	450	16,335
Sysco Corp.	2,355	77,103
Wal-Mart Stores, Inc.	700	33,544

		351,918

Food Products (2.1%)
Cadbury Schweppes plc (ADR)	935	49,602
ConAgra Foods, Inc.	1,200	29,496
Kellogg Co.	600	31,746
Kraft Foods, Inc., Class A	4,142	138,632
Sara Lee Corp.	1,500	24,615

		274,091

Household Products (1.8%)
Colgate-Palmolive Co.	575	38,951
Kimberly-Clark Corp.	500	35,585
Procter & Gamble Co.	2,310	148,556

		223,092

Personal Products (0.3%)
Avon Products, Inc.	870	34,626

Tobacco (1.0%)
Altria Group, Inc.	1,940	133,705

Total Consumer Staples		1,157,726

Energy (7.2%)
Energy Equipment & Services (0.7%)
Diamond Offshore Drilling, Inc.	1,010	86,456

Oil, Gas & Consumable Fuels (6.5%)
Apache Corp.	1,300	94,250
BP plc (ADR)	425	28,611
Chevron Corp.	2,602	202,410
ConocoPhillips	2,025	140,434
EOG Resources, Inc.	880	64,627
Exxon Mobil Corp.	1,750	138,915
Marathon Oil Corp.	400	40,620
Royal Dutch Shell plc, Class A (ADR)	300	20,805
Total S.A. (Sponsored ADR)	300	22,107
Valero Energy Corp.	1,210	84,978

		837,757

Total Energy		924,213

Financials (19.4%)
Capital Markets (4.4%)
Charles Schwab Corp.	4,500	86,040
Goldman Sachs Group, Inc.	790	172,702
Merrill Lynch & Co., Inc.	2,025	182,716
Morgan Stanley	75	6,301
optionsXpress Holdings, Inc.	1,810	44,671
UBS AG (Registered)	840	54,516
Waddell & Reed Financial, Inc.	475	11,504

		558,450

Commercial Banks (2.9%)
Comerica, Inc.	400	24,764
Fifth Third Bancorp.	700	28,413
HSBC Holdings plc.	4,000	73,420
KeyCorp.	825	29,436
National City Corp.	775	28,326
U.S. Bancorp.	1,100	37,785
Wachovia Corp.	2,200	122,188
Wells Fargo & Co.	750	26,918

		371,250

Consumer Finance (1.5%)
American Express Co.	2,430	147,428
SLM Corp.	900	48,447

		195,875

Diversified Financial Services (3.3%)
Bank of America Corp.	1,900	96,710

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	4,440	$238,073
JPMorgan Chase & Co.	1,675	87,267

		422,050

Insurance (3.8%)
ACE Ltd.	400	23,784
Allstate Corp.	150	9,348
American International Group, Inc.	3,000	209,730
Genworth Financial, Inc., Class A	1,000	36,490
Hartford Financial Services Group, Inc.	275	27,830
MBIA, Inc.	375	26,085
MetLife, Inc.	650	42,705
Old Republic International Corp.	1,000	21,270
Prudential Financial, Inc.	150	14,250
Travelers Cos., Inc.	777	42,036
XL Capital Ltd., Class A	400	31,192

		484,720

Thrifts & Mortgage Finance (3.5%)
Countrywide Financial Corp.	800	29,664
Fannie Mae	2,790	164,387
Freddie Mac	2,983	193,239
MGIC Investment Corp.	325	20,023
Washington Mutual, Inc.	875	36,732

		444,045

Total Financials		2,476,390

Health Care (14.5%)
Biotechnology (3.6%)
Amgen, Inc.*	1,880	120,583
Celgene Corp.*	1,155	70,640
Genentech, Inc.*	920	73,591
Gilead Sciences, Inc.*	1,320	107,870
OSI Pharmaceuticals, Inc.*	2,465	85,536

		458,220

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.	285	38,455
Cytyc Corp.*	2,626	92,514

		130,969

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	500	24,995
Coventry Health Care, Inc.*	2,185	126,358
UnitedHealth Group, Inc.	1,800	95,508
WellPoint, Inc.*	1,345	106,215

		353,076

Health Care Technology (0.5%)
Eclipsys Corp.*	3,196	59,893

Pharmaceuticals (6.7%)
Abbott Laboratories	100	5,662
Eli Lilly & Co.	700	41,391
Johnson & Johnson	2,349	150,853
Merck & Co., Inc.	1,375	70,730
Novartis AG (ADR)	1,140	66,222
Pfizer, Inc.	6,105	161,538
Sanofi-Aventis (ADR)	1,315	60,306
Schering-Plough Corp.	1,300	41,249
Teva Pharmaceutical Industries Ltd. (ADR)	2,800	107,268
Wyeth	2,650	147,075

		852,294

Total Health Care		1,854,452

Industrials (8.2%)
Aerospace & Defense (1.4%)
Boeing Co.	1,475	137,175
Northrop Grumman Corp.	500	36,805

		173,980

Air Freight & Logistics (0.4%)
FedEx Corp.	380	40,067
United Parcel Service, Inc., Class B	125	8,804

		48,871

Airlines (0.6%)
JetBlue Airways Corp.*	7,470	74,028

Industrial Conglomerates (3.6%)
General Electric Co.	12,160	448,218
Tyco International Ltd.	550	17,946

		466,164

Machinery (1.0%)
Cummins, Inc.	400	36,864
Eaton Corp.	500	44,605
Ingersoll-Rand Co., Ltd., Class A	250	11,163
SPX Corp.	500	35,440

		128,072

Road & Rail (1.2%)
CSX Corp.	800	34,536
Hertz Global Holdings, Inc.*	6,085	121,091

		155,627

Total Industrials		1,046,742

Information Technology (18.8%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*	2,900	77,546
Corning, Inc.*	3,120	74,006
Motorola, Inc.	6,135	106,320
Nokia Oyj (ADR)*	1,300	32,825
QUALCOMM, Inc.	4,430	194,034
Research In Motion Ltd.*	505	66,448

		551,179

Computers & Peripherals (4.5%)
Apple Inc.*	1,585	158,183
Dell, Inc.*	2,625	66,176
EMC Corp.*	4,875	74,003
Hewlett-Packard Co.	4,075	171,720
International Business Machines Corp.	850	86,879
Lexmark International, Inc., Class A*	350	19,075

		576,036

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	300	11,856
Avnet, Inc.*	350	14,315
Flextronics International Ltd.*	1,900	21,185
Sanmina-SCI Corp.*	3,200	11,040
Solectron Corp.*	4,400	14,740
Tech Data Corp.*	250	8,885

		82,021

Internet Software & Services (2.2%)
Google, Inc., Class A*	368	173,468
Yahoo!, Inc.*	3,995	112,020

		285,488

IT Services (0.4%)
Accenture Ltd., Class A	225	8,797
Ceridian Corp.*	250	8,440
Electronic Data Systems Corp.	1,100	32,164

		49,401

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	1,525	21,075
Intel Corp.	750	16,125
MEMC Electronic Materials, Inc.*	2,094	114,919
ON Semiconductor Corp.*	4,900	52,479
Samsung Electronics Co., Ltd. (GDR)§	378	116,589
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400	14,756

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	2,935	$100,876

		436,819

Software (3.3%)
Adobe Systems, Inc.*	845	35,118
Microsoft Corp.	8,070	241,616
Oracle Corp.*	5,920	111,296
SAP AG (Sponsored ADR)	675	32,400

		420,430

Total Information Technology		2,401,374

Materials (4.8%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,440	110,160
Ashland, Inc.	125	7,494
E.I. du Pont de Nemours & Co.	700	34,419
Lubrizol Corp.	500	29,970

		182,043

Containers & Packaging (0.4%)
Crown Holdings, Inc.*	675	16,315
Owens-Illinois, Inc.*	1,050	31,594

		47,909

Metals & Mining (3.0%)
Alcoa, Inc.	4,755	168,755
Arcelor Mittal, Class A	500	26,710
Freeport-McMoRan Copper & Gold, Inc.	1,400	94,024
Southern Copper Corp.	1,200	96,360

		385,849

Total Materials		615,801

Telecommunication Services (4.9%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,500	58,080
Chunghwa Telecom Co., Ltd. (ADR)	4,583	91,202
Level 3 Communications, Inc.*	16,400	91,184
Verizon Communications, Inc.	1,650	62,997

		303,463

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	200	7,600
China Mobile Ltd.	10,400	93,938
Crown Castle International Corp.*	2,700	92,718
NII Holdings, Inc.*	1,067	81,892
Sprint Nextel Corp.	2,200	44,066

		320,214

Total Telecommunication Services		623,677

Utilities (1.4%)
Electric Utilities (1.3%)
Entergy Corp.	1,400	158,396

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	200	17,824

Total Utilities		176,220

Total Common Stocks (99.6%)
(Cost $10,661,050)		12,724,325

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $85,899)	$85,899	85,899

Total Investments (100.3%)
(Cost/Amortized Cost $10,746,949)		12,810,224
Other Assets Less Liabilities (-0.3%)		(35,588)

Net Assets (100%)		$12,774,636

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $116,589 or 0.91% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,359,849
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,149,363

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,139,385
Aggregate gross unrealized depreciation	(162,913)

Net unrealized appreciation	$1,976,472

Federal income tax cost of investments	$10,833,752

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.2%)
Johnson Controls, Inc.	1,050	$107,447

Hotels, Restaurants & Leisure (2.6%)
Intercontinental Hotels Group plc (ADR)	19,200	464,064
McDonald’s Corp.	21,600	1,042,848
Royal Caribbean Cruises Ltd.	2,530	105,172

		1,612,084

Household Durables (0.2%)
Fortune Brands, Inc.	1,100	88,110
Toll Brothers, Inc.*	2,150	64,027

		152,137

Media (2.3%)
New York Times Co., Class A	2,050	47,970
News Corp., Class A	16,300	364,957
Time Warner, Inc.	22,700	468,301
Viacom, Inc., Class B*	9,249	381,521
Walt Disney Co.	2,805	98,119
WPP Group plc.	6,560	97,138

		1,458,006

Multiline Retail (2.0%)
Federated Department Stores, Inc.	6,550	287,676
Target Corp.	16,000	949,920

		1,237,596

Specialty Retail (0.8%)
Best Buy Co., Inc.	1,000	46,650
Home Depot, Inc.	3,900	147,693
Lowe’s Cos., Inc.	5,000	152,800
Office Depot, Inc.*	1,700	57,154
Sherwin-Williams Co.	1,500	95,655

		499,952

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.*	467	12,417
NIKE, Inc., Class B	5,180	278,995

		291,412

Total Consumer Discretionary		5,358,634

Consumer Staples (7.8%)
Beverages (2.0%)
Coca-Cola Co.	9,150	477,538
Diageo plc.	11,469	241,881
PepsiCo, Inc.	8,252	545,375

		1,264,794

Food & Staples Retailing (1.3%)
CVS/Caremark Corp.	23,590	854,902

Food Products (0.9%)
Kellogg Co.	4,243	224,497
Kraft Foods, Inc.	2,982	99,807
Nestle S.A. (Registered)	516	204,428
Tyson Foods, Inc., Class A	1,435	30,078

		558,810

Household Products (1.6%)
Procter & Gamble Co.	15,510	997,448

Tobacco (2.0%)
Altria Group, Inc.	16,510	1,137,869
Loews Corp.- Carolina Group	1,500	114,795

		1,252,664

Total Consumer Staples		4,928,618

Energy (10.7%)
Energy Equipment & Services (1.6%)
BJ Services Co.	5,300	151,898
GlobalSantaFe Corp.	600	38,358
Nabors Industries Ltd.*	5,700	183,084
Noble Corp.	1,013	85,305
Schlumberger Ltd.	6,950	513,118

		971,763

Oil, Gas & Consumable Fuels (9.1%)
Apache Corp.	2,210	160,225
BP plc (ADR)	2,600	175,032
Chevron Corp.	5,036	391,750
ConocoPhillips	8,010	555,493
Devon Energy Corp.	3,155	229,905
EOG Resources, Inc.	1,895	139,169
Exxon Mobil Corp.	14,161	1,124,100
Hess Corp.	19,690	1,117,407
Noble Energy, Inc.	4,296	252,648
Occidental Petroleum Corp.	19,067	966,697
Royal Dutch Shell plc, Class A (ADR)	1,410	97,784
Total S.A. (Sponsored ADR)	6,920	509,935

		5,720,145

Total Energy		6,691,908

Financials (27.0%)
Capital Markets (6.6%)
Bank of New York Co., Inc.	7,490	303,195
Franklin Resources, Inc.	1,155	151,663
Goldman Sachs Group, Inc.	3,701	809,076
Lehman Brothers Holdings, Inc.	6,090	458,455
Mellon Financial Corp.	4,324	185,629
Merrill Lynch & Co., Inc.	6,025	543,636
Morgan Stanley	11,650	978,717
Northern Trust Corp.	5,000	314,750
UBS AG (Registered)	6,014	389,779

		4,134,900

Commercial Banks (2.2%)
PNC Financial Services Group, Inc.	3,570	264,537
SunTrust Banks, Inc.	6,287	530,748
Wachovia Corp.	3,000	166,620
Wells Fargo & Co.	11,000	394,790

		1,356,695

Consumer Finance (0.4%)
American Express Co.	3,662	222,174

Diversified Financial Services (7.7%)
Bank of America Corp.	26,883	1,368,345
Citigroup, Inc.	27,860	1,493,853
JPMorgan Chase & Co.	38,362	1,998,660

		4,860,858

Insurance (8.5%)
ACE Ltd.	9,000	535,140
Aflac, Inc.	1,830	93,952
Allstate Corp.	10,947	682,217
American International Group, Inc.	26,250	1,835,137
Chubb Corp.	2,378	128,008
Genworth Financial, Inc., Class A	6,260	228,427
Hartford Financial Services Group, Inc.	2,343	237,112
MetLife, Inc.	10,994	722,306
Prudential Financial, Inc.	100	9,500
Travelers Cos., Inc.	16,519	893,678

		5,365,477

Thrifts & Mortgage Finance (1.6%)
Fannie Mae	15,411	908,016
Freddie Mac	1,775	114,985

		1,023,001

Total Financials		16,963,105

Health Care (11.3%)
Health Care Equipment & Supplies (1.2%)
Becton, Dickinson & Co.	3,000	236,070

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	12,350	$500,793

		736,863

Health Care Providers & Services (2.7%)
Aetna, Inc.	3,000	140,640
Medco Health Solutions, Inc.*	1,300	101,426
UnitedHealth Group, Inc.	10,910	578,884
WellPoint, Inc.*	11,140	879,726

		1,700,676

Pharmaceuticals (7.4%)
Abbott Laboratories	1,516	85,836
Eli Lilly & Co.	20,836	1,232,033
Johnson & Johnson	8,708	559,228
Merck & Co., Inc.	8,361	430,090
Novartis AG (ADR)	23,000	1,336,070
Pfizer, Inc.	6,000	158,760
Wyeth	15,625	867,187

		4,669,204

Total Health Care		7,106,743

Industrials (11.1%)
Aerospace & Defense (3.0%)
Lockheed Martin Corp.	8,414	808,922
Northrop Grumman Corp.	6,029	443,795
United Technologies Corp.	9,260	621,624

		1,874,341

Building Products (0.5%)
Masco Corp.	12,100	329,241

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	570	28,363
Emerson Electric Co.	8,000	375,920
Rockwell Automation, Inc.	2,300	136,942

		541,225

Industrial Conglomerates (4.0%)
General Electric Co.	40,490	1,492,461
Textron, Inc.	10,200	1,037,034

		2,529,495

Machinery (0.6%)
Deere & Co.	2,666	291,660
Eaton Corp.	520	46,389
Timken Co.	710	23,416

		361,465

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	2,289	200,379
Norfolk Southern Corp.	16,440	875,266
Union Pacific Corp.	600	68,550

		1,144,195

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	2,000	165,240

Total Industrials		6,945,202

Information Technology (8.4%)
Communications Equipment (1.5%)
Cisco Systems, Inc.*	7,280	194,667
Motorola, Inc.	34,350	595,286
QUALCOMM, Inc.	3,700	162,060

		952,013

Computers & Peripherals (2.9%)
Hewlett-Packard Co.	24,910	1,049,707
International Business Machines Corp.	5,600	572,376
Sun Microsystems, Inc.*	37,300	194,706

		1,816,789

IT Services (0.7%)
Accenture Ltd., Class A	8,920	348,772
Fiserv, Inc.*	1,500	79,755

		428,527

Semiconductors & Semiconductor Equipment (1.7%)
Applied Materials, Inc.	17,900	344,038
Intel Corp.	11,550	248,325
Texas Instruments, Inc.	15,050	517,269

		1,109,632

Software (1.6%)
Citrix Systems, Inc.*	1,800	58,680
Microsoft Corp.	20,700	619,758
Oracle Corp.*	17,060	320,728

		999,166

Total Information Technology		5,306,127

Materials (6.8%)
Chemicals (5.0%)
Air Products & Chemicals, Inc.	8,962	685,593
Dow Chemical Co.	1,830	81,636
E.I. du Pont de Nemours & Co.	24,300	1,194,831
Imperial Chemical Industries plc (ADR)	10,550	448,058
Nalco Holding Co.	755	20,068
PPG Industries, Inc.	3,996	294,026
Praxair, Inc.	2,418	156,082
Syngenta AG (Registered)*	1,108	220,391

		3,100,685

Containers & Packaging (0.8%)
Smurfit-Stone Container Corp.*	2,981	35,921
Temple-Inland, Inc.	7,750	459,110

		495,031

Metals & Mining (0.9%)
Alcoa, Inc.	1,500	53,235
Rio Tinto plc (ADR)	2,150	524,600

		577,835

Paper & Forest Products (0.1%)
Bowater, Inc.	382	8,362
International Paper Co.	1,968	74,233

		82,595

Total Materials		4,256,146

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	36,802	1,424,973
Embarq Corp.	1,901	114,136
TELUS Corp. (Non-Voting)	770	41,140
Verizon Communications, Inc.	10,771	411,237

		1,991,486

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	11,040	221,131
Vodafone Group plc.	66,550	189,441

		410,572

Total Telecommunication Services		2,402,058

Utilities (2.9%)
Electric Utilities (0.7%)
Entergy Corp.	1,440	162,922
FPL Group, Inc.	3,610	232,376
PPL Corp.	1,322	57,652

		452,950

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	384	3,613
TXU Corp.	1,760	115,421

		119,034

Multi-Utilities (2.0%)
Dominion Resources, Inc.	12,850	1,171,920

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	565	$48,844

		1,220,764

Total Utilities		1,792,748

Total Common Stocks (98.3%)
(Cost $52,983,914)		61,751,289

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.9%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $ 1,174,835)	$1,174,835	1,174,835

Total Investments (100.2%)
(Cost/Amortized Cost $ 54,158,749)		62,926,124
Other Assets Less Liabilities (-0.2%)		(108,226)

Net Assets (100%)		$62,817,898

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,858,239
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,591,263

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,909,888
Aggregate gross unrealized depreciation	(276,492)

Net unrealized appreciation	$8,633,396

Federal income tax cost of investments	$54,292,728

For the six months ended April 30, 2007, the Fund incurred approximately $965 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.5%)
Drew Industries, Inc.*	1,100	$31,647
Tenneco, Inc.*	1,500	44,925

		76,572

Distributors (0.6%)
LKQ Corp.*	4,200	94,836

Diversified Consumer Services (1.3%)
ITT Educational Services, Inc.*	975	94,780
Strayer Education, Inc.	900	111,906

		206,686

Hotels, Restaurants & Leisure (5.9%)
BJ’s Restaurants, Inc.*	1,200	24,708
Chipotle Mexican Grill, Inc., Class A*	600	39,138
Chipotle Mexican Grill, Inc., Class B*	1,100	65,912
Gaylord Entertainment Co.*	2,500	137,000
Hilton Hotels Corp.	200	6,800
International Game Technology	3,725	142,071
Marriott International, Inc., Class A	2,225	100,592
Orient-Express Hotels Ltd., Class A	3,400	179,010
Panera Bread Co., Class A*	2,975	165,678
Penn National Gaming, Inc.*	1,800	87,012
Scientific Games Corp., Class A*	200	6,658

		954,579

Household Durables (1.9%)
D.R. Horton, Inc.	2,075	46,023
Harman International Industries, Inc.	1,350	164,551
Lennar Corp., Class A	1,000	42,710
Pulte Homes, Inc.	1,675	45,058

		298,342

Leisure Equipment & Products (0.2%)
MarineMax, Inc.*	1,700	33,711

Media (0.4%)
Lions Gate Entertainment Corp.*	1,100	12,573
National CineMedia, Inc.*	2,100	55,209
XM Satellite Radio Holdings, Inc., Class A*	300	3,510

		71,292

Specialty Retail (5.5%)
Advance Auto Parts, Inc.	200	8,240
Aeropostale, Inc.*	3,475	142,996
Christopher & Banks Corp.	2,100	36,351
Coldwater Creek, Inc.*	3,300	68,310
Cost Plus, Inc.*	1,600	15,600
Dick’s Sporting Goods, Inc.*	2,575	144,432
GameStop Corp., Class A*	6,700	222,239
Guitar Center, Inc.*	900	41,670
J. Crew Group, Inc.*	300	12,147
PetSmart, Inc.	3,625	120,314
Select Comfort Corp.*	500	9,270
Tractor Supply Co.*	1,100	56,914

		878,483

Textiles, Apparel & Luxury Goods (0.3%)
Under Armour, Inc., Class A*	900	45,450

Total Consumer Discretionary		2,659,951

Consumer Staples (1.4%)
Beverages (0.0%)
Hansen Natural Corp.*	100	3,820

Food Products (0.3%)
Hain Celestial Group, Inc.*	1,600	48,048

Personal Products (1.1%)
Bare Escentuals, Inc.*	1,500	60,645
Herbalife Ltd.	2,725	109,245

		169,890

Total Consumer Staples		221,758

Energy (10.0%)
Energy Equipment & Services (4.7%)
Cameron International Corp.*	1,300	83,941
Complete Production Services, Inc.*	2,300	55,361
Diamond Offshore Drilling, Inc.	675	57,780
FMC Technologies, Inc.*	700	49,616
Grant Prideco, Inc.*	3,450	177,813
National Oilwell Varco, Inc.*	1,700	144,245
Patterson-UTI Energy, Inc.	2,200	53,658
Superior Energy Services, Inc.*	3,500	127,155

		749,569

Oil, Gas & Consumable Fuels (5.3%)
Bill Barrett Corp.*	4,300	158,670
Denbury Resources, Inc.*	2,100	69,489
Forest Oil Corp.*	700	24,668
Helix Energy Solutions Group, Inc.*	2,500	95,650
Mariner Energy, Inc.*	4,000	90,200
Newfield Exploration Co.*	1,600	70,000
Peabody Energy Corp.	1,175	56,377
Penn Virginia Corp.	300	24,015
Range Resources Corp.	1,600	58,480
Southwestern Energy Co.*	2,825	118,650
U.S. BioEnergy Corp.*	200	2,942
Ultra Petroleum Corp.*	1,425	80,826

		849,967

Total Energy		1,599,536

Financials (10.2%)
Capital Markets (3.9%)
Affiliated Managers Group, Inc.*	700	82,341
Ares Capital Corp.	667	11,979
E*Trade Financial Corp.*	400	8,832
GFI Group, Inc.*	100	6,925
Greenhill & Co., Inc.	1,000	63,250
Lazard Ltd., Class A	3,450	186,817
Legg Mason, Inc.	1,450	143,826
Nuveen Investments, Inc., Class A	200	10,660
optionsXpress Holdings, Inc.	4,500	111,060

		625,690

Commercial Banks (1.4%)
East West Bancorp, Inc.	1,300	51,818
Hancock Holding Co.	200	7,824
Signature Bank/New York*	700	22,022
UCBH Holdings, Inc.	2,400	43,104
UMB Financial Corp.	400	15,648
Western Alliance Bancorp*	1,000	32,240
Whitney Holding Corp.	1,800	55,386

		228,042

Diversified Financial Services (1.2%)
Financial Federal Corp.	700	18,396
Nasdaq Stock Market, Inc.*	4,400	143,264
Primus Guaranty Ltd.*	2,600	31,434

		193,094

Insurance (1.1%)
Ambac Financial Group, Inc.	1,400	128,520
National Financial Partners Corp.	1,100	50,677

		179,197

Real Estate Investment Trusts (REITs) (1.2%)
CapitalSource, Inc. (REIT)	1,717	44,247
FelCor Lodging Trust, Inc. (REIT)	2,700	68,931
LaSalle Hotel Properties (REIT)	1,100	51,073
RAIT Financial Trust (REIT)	800	22,520

		186,771

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.8%)
CB Richard Ellis Group, Inc., Class A*	3,250	$110,013
Jones Lang LaSalle, Inc.	100	10,749

		120,762

Thrifts & Mortgage Finance (0.6%)
BankUnited Financial Corp., Class A	900	19,485
Clayton Holdings, Inc.*	4,160	73,174

		92,659

Total Financials		1,626,215

Health Care (15.2%)
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc.*	1,300	54,418
Angiotech Pharmaceuticals, Inc.*	2,700	14,715
Celgene Corp.*	2,750	168,190
Coley Pharmaceutical Group, Inc.*	1,700	16,898
Keryx Biopharmaceuticals, Inc.*	1,400	14,280
MannKind Corp.*	100	1,454
Myriad Genetics, Inc.*	1,600	58,480
Panacos Pharmaceuticals, Inc.*	1,000	4,760
PDL BioPharma, Inc.*	4,050	102,303

		435,498

Health Care Equipment & Supplies (3.4%)
American Medical Systems Holdings, Inc.*	4,200	74,466
ArthroCare Corp.*	1,500	61,890
C.R. Bard, Inc.	700	58,191
Cytyc Corp.*	500	17,615
DexCom, Inc.*	800	6,376
Gen-Probe, Inc.*	1,100	56,221
Hologic, Inc.*	1,500	86,325
Kyphon, Inc.*	2,100	97,881
Meridian Bioscience, Inc.	2,600	77,298
ResMed, Inc.*	100	4,226
Stereotaxis, Inc.*	200	2,082
Varian Medical Systems, Inc.*	200	8,442

		551,013

Health Care Providers & Services (3.7%)
Coventry Health Care, Inc.*	150	8,675
Express Scripts, Inc.*	100	9,555
HealthExtras, Inc.*	1,900	58,805
Healthways, Inc.*	700	29,694
Henry Schein, Inc.*	2,850	148,571
Psychiatric Solutions, Inc.*	4,750	166,582
VCA Antech, Inc.*	3,275	129,133
WellCare Health Plans, Inc.*	520	41,907

		592,922

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	2,300	60,835
Emdeon Corp.*	100	1,614
TriZetto Group, Inc.*	5,400	105,192

		167,641

Life Sciences Tools & Services (3.1%)
Advanced Magnetics, Inc.*	900	59,220
Covance, Inc.*	875	52,937
ICON plc (ADR)*	1,900	89,167
Nektar Therapeutics*	3,500	43,295
Parexel International Corp.*	2,100	82,488
Pharmaceutical Product Development, Inc.	200	7,214
Varian, Inc.*	1,500	86,940
Ventana Medical Systems, Inc.*	1,500	72,885
Waters Corp.*	100	5,943

		500,089

Pharmaceuticals (1.2%)
Adams Respiratory Therapeutics, Inc.*	2,790	104,653
Endo Pharmaceuticals Holdings, Inc.*	200	6,188
Impax Laboratories, Inc.*	2,100	21,210
Medicines Co.*	1,800	41,004
Mylan Laboratories, Inc.	200	4,386
Penwest Pharmaceuticals Co.*	1,200	14,376

		191,817

Total Health Care		2,438,980

Industrials (15.2%)
Aerospace & Defense (2.0%)
Argon ST, Inc.*	2,000	52,420
Empresa Brasileira de Aeronautica S.A. (ADR)	200	9,382
Hexcel Corp.*	3,900	84,630
Precision Castparts Corp.	1,675	174,384
Rockwell Collins, Inc .	87	5,714

		326,530

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	100	5,346
Expeditors International of Washington, Inc.	100	4,180
UTi Worldwide, Inc.	4,775	112,069

		121,595

Commercial Services & Supplies (4.8%)
American Reprographics Co.*	1,600	53,120
CoStar Group, Inc.*	500	24,405
Herman Miller, Inc.	200	6,882
Huron Consulting Group, Inc.*	300	18,165
Innerworkings, Inc.*	4,300	52,761
Kenexa Corp.*	1,800	55,728
Knoll, Inc.	3,400	78,948
LECG Corp.*	1,500	21,975
Mobile Mini, Inc.*	400	11,988
Monster Worldwide, Inc.*	1,975	83,049
Resources Connection, Inc.*	3,800	114,646
Robert Half International, Inc.	400	13,320
Stericycle, Inc.*	2,650	230,921

		765,908

Construction & Engineering (1.2%)
Fluor Corp.	1,350	129,087
Granite Construction, Inc.	1,000	60,240

		189,327

Electrical Equipment (1.0%)
Ametek, Inc.	2,450	88,886
Baldor Electric Co.	1,900	74,841

		163,727

Machinery (4.0%)
Flowserve Corp.	1,000	61,010
IDEX Corp.	1,450	76,082
Joy Global, Inc.	2,200	111,386
Lincoln Electric Holdings, Inc.	1,300	82,849
Manitowoc Co., Inc.	2,050	139,871
Terex Corp.*	200	15,570
Trinity Industries, Inc.	300	13,920
Wabtec Corp.	2,325	86,374
Watts Water Technologies, Inc., Class A	1,200	48,600

		635,662

Road & Rail (0.3%)
Knight Transportation, Inc.	2,675	52,082

Trading Companies & Distributors (1.1%)
Fastenal Co.	1,625	66,820
Houston Wire & Cable Co.*	1,700	50,116

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co.	1,200	$58,488
WESCO International, Inc.*	100	6,317

		181,741

Total Industrials		2,436,572

Information Technology (23.5%)
Communications Equipment (2.3%)
Arris Group, Inc.*	4,100	60,762
Ciena Corp.*	1,900	55,404
F5 Networks, Inc.*	1,175	90,217
Foundry Networks, Inc.*	2,800	42,336
Harris Corp.	300	15,405
Ixia*	3,000	25,740
OpNext, Inc.*	2,300	30,866
ViaSat, Inc.*	1,400	48,020

		368,750

Computers & Peripherals (1.5%)
Network Appliance, Inc.*	2,000	74,420
QLogic Corp.*	4,975	88,953
Super Micro Computer, Inc.*	1,700	17,697
Synaptics, Inc.*	2,100	62,916

		243,986

Electronic Equipment & Instruments (2.8%)
Amphenol Corp., Class A	2,440	85,668
Flir Systems, Inc.*	3,300	133,617
National Instruments Corp.	1,900	52,934
Tektronix, Inc.	2,700	79,353
Trimble Navigation Ltd.*	3,400	97,512

		449,084

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	100	4,408
aQuantive, Inc.*	2,500	76,525
Ariba, Inc.*	2,100	18,522
Digital River, Inc.*	1,100	64,383
Entrust, Inc.*	7,400	27,750
Equinix, Inc.*	925	77,210
Marchex, Inc., Class B	2,600	33,254
ValueClick, Inc.*	2,500	71,500
VistaPrint Ltd.*	2,600	97,188

		470,740

IT Services (3.9%)
Alliance Data Systems Corp.*	1,340	85,304
BearingPoint, Inc.*	6,700	49,178
Cognizant Technology Solutions Corp., Class A*	1,325	118,455
Global Cash Access Holdings, Inc.*	2,900	45,443
Global Payments, Inc.	300	11,394
Heartland Payment Systems, Inc.	1,700	42,381
Iron Mountain, Inc.*	2,750	77,275
RightNow Technologies, Inc.*	2,200	32,692
Sapient Corp.*	7,400	53,502
VeriFone Holdings, Inc.*	3,000	105,870

		621,494

Semiconductors & Semiconductor Equipment (6.1%)
Atheros Communications, Inc.*	2,400	64,296
Exar Corp.*	2,200	29,656
FormFactor, Inc.*	1,660	68,541
Hittite Microwave Corp.*	2,500	112,950
Integrated Device Technology, Inc.*	3,270	48,985
Intersil Corp., Class A	1,775	52,877
Lam Research Corp.*	100	5,378
Microchip Technology, Inc	250	10,085
Microsemi Corp.*	4,270	98,680
Microtune, Inc.*	4,000	17,240
NVIDIA Corp.*	2,500	82,225
ON Semiconductor Corp.*	8,613	92,245
Power Integrations, Inc.*	2,200	56,870
Silicon Laboratories, Inc.*	2,900	95,149
Varian Semiconductor Equipment Associates, Inc.*	950	63,042
Xilinx, Inc.	2,500	73,700

		971,919

Software (4.0%)
Activision, Inc.*	8,813	176,260
Commvault Systems, Inc.*	1,900	32,224
FactSet Research Systems, Inc.	100	6,151
Micros Systems, Inc.*	1,000	54,800
Nuance Communications, Inc.*	3,900	60,099
Parametric Technology Corp.*	3,600	63,972
Quest Software, Inc.*	8,360	142,204
THQ, Inc.*	1,550	51,723
TIBCO Software, Inc.*	6,340	57,821

		645,254

Total Information Technology		3,771,227

Materials (2.5%)
Chemicals (0.7%)
Cabot Corp.	1,100	49,830
FMC Corp.	500	38,465
Minerals Technologies, Inc.	500	31,810

		120,105

Construction Materials (1.0%)
Headwaters, Inc.*	1,700	36,839
Martin Marietta Materials, Inc.	800	116,656

		153,495

Metals & Mining (0.8%)
Allegheny Technologies, Inc.	700	76,706
RTI International Metals, Inc.*	600	56,562

		133,268

Total Materials		406,868

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.2%)
NeuStar, Inc., Class A*	200	5,752
Time Warner Telecom, Inc., Class A*	9,050	185,525

		191,277

Wireless Telecommunication Services (2.8%)
American Tower Corp., Class A*	4,500	171,000
Clearwire Corp., Class A*	100	1,793
Crown Castle International Corp.*	200	6,868
MetroPCS Communications, Inc.*	1,250	35,063
NII Holdings, Inc.*	2,200	168,850
SBA Communications Corp., Class A*	2,200	64,724

		448,298

Total Telecommunication Services		639,575

Total Common Stocks (98.6%)
(Cost $13,178,898)		15,800,682

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (1.5%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $245,787)	$245,787	245,787

Total Investments (100.1%)
(Cost/Amortized Cost $13,424,685)		16,046,469
Other Assets Less Liabilities (-0.1%)		(11,470)

Net Assets (100%)		$16,034,999

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,744,768
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,995,441

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,940,726
Aggregate gross unrealized depreciation	(396,313)

Net unrealized appreciation	$2,544,413

Federal income tax cost of investments	$13,502,056

For the six months ended April 30, 2007, the Fund incurred approximately $8 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	1,300	$36,335
BorgWarner, Inc.	900	70,119
TRW Automotive Holdings Corp.*	1,510	55,961

		162,415

Distributors (0.0%)
Source Interlink Cos., Inc.*	530	3,429

Diversified Consumer Services (0.7%)
CPI Corp.	60	3,451
Nobel Learning Communities, Inc.*	300	4,500
Regis Corp.	3,292	125,853
Service Corp. International	1,320	16,038
Stewart Enterprises, Inc., Class A	200	1,504

		151,346

Hotels, Restaurants & Leisure (1.6%)
Bob Evans Farms, Inc.	850	31,195
Brinker International, Inc.	200	6,220
Burger King Holdings, Inc.	700	16,429
CBRL Group, Inc.	903	40,256
Cheesecake Factory, Inc.*	5,050	139,380
Churchill Downs, Inc.	130	6,070
Frisch’s Restaurants, Inc.	200	7,100
ILX Resorts, Inc.	200	1,850
Interstate Hotels & Resorts, Inc.*	700	3,619
J. Alexander’s Corp.	200	3,038
Marcus Corp.	100	2,173
Nathan’s Famous, Inc.*	200	2,894
Ruby Tuesday, Inc.	2,600	69,576
Silverleaf Resorts, Inc.*	770	3,842

		333,642

Household Durables (0.7%)
American Biltrite, Inc.*	200	1,920
Avatar Holdings, Inc.*	50	3,753
Black & Decker Corp.	500	45,360
CSS Industries, Inc.	230	9,177
La-Z-Boy, Inc.	260	3,040
M.D.C. Holdings, Inc.	500	25,630
National Presto Industries, Inc.	190	11,227
Newell Rubbermaid, Inc.	1,100	33,737
Skyline Corp.	240	7,884

		141,728

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	600	4,854
Systemax, Inc.	200	3,406

		8,260

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	1,660	52,473
JAKKS Pacific, Inc.*	837	20,113
K2, Inc.*	200	3,018
RC2 Corp.*	120	4,783

		80,387

Media (3.1%)
Cablevision Systems Corp. – New York Group, Class A*	700	22,946
Cinram International Income Fund	7,300	163,969
Entercom Communications Corp. Class A	3,100	85,994
Knology, Inc.*	400	7,304
Live Nation, Inc.*	1,180	23,942
Mediacom Communications Corp., Class A*	800	6,904
R.H. Donnelley Corp.*	3,017	235,597
Scholastic Corp.*	340	10,496
Virgin Media, Inc.	3,300	83,259

		640,411

Multiline Retail (1.2%)
Big Lots, Inc.*	2,440	78,568
Bon-Ton Stores, Inc.	280	13,907
Federated Department Stores, Inc.	3,116	136,855
Retail Ventures, Inc.*	500	10,190

		239,520

Specialty Retail (2.9%)
Asbury Automotive Group, Inc.	400	11,508
AutoNation, Inc.*	2,490	50,895
Brown Shoe Co., Inc.	157	4,236
Cabela’s, Inc.*	500	11,860
Cato Corp., Class A	230	4,970
Circuit City Stores, Inc.	3,900	68,055
Coldwater Creek, Inc.*	6,800	140,760
Foot Locker, Inc.	4,700	111,813
Gap, Inc.	4,900	87,955
Gymboree Corp.*	287	10,958
Hastings Entertainment, Inc.*	300	2,094
Haverty Furniture Cos., Inc.	80	1,021
OfficeMax, Inc.	1,000	49,220
Rex Stores Corp.*	300	5,007
Stage Stores, Inc.	1,110	24,475
Stein Mart, Inc.	300	4,890
Trans World Entertainment*	700	3,766

		593,483

Textiles, Apparel & Luxury Goods (1.2%)
Culp, Inc.*	280	2,517
Jones Apparel Group, Inc.	3,760	125,547
Liz Claiborne, Inc.	2,000	89,440
Movado Group, Inc.	150	4,938
R.G. Barry Corp.*	170	1,829
Steven Madden Ltd.	291	8,657
Stride Rite Corp.	400	5,640
Wolverine World Wide, Inc.	200	5,716

		244,284

Total Consumer Discretionary		2,598,905

Consumer Staples (4.3%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B	630	59,397

Food & Staples Retailing (0.8%)
Ingles Markets, Inc., Class A	400	14,384
Longs Drug Stores Corp.	370	20,254
Ruddick Corp.	960	28,829
Spartan Stores, Inc.	100	2,576
Topps Co., Inc.	383	3,795
Village Super Market, Inc., Class A	200	8,812
Weis Markets, Inc.	500	21,520
Whole Foods Market, Inc.	1,400	65,506

		165,676

Food Products (2.7%)
Bunge Ltd.	1,800	136,368
Corn Products International, Inc.	1,800	71,676
Flowers Foods, Inc.	1,055	32,905
Imperial Sugar Co.	330	9,821
J & J Snack Foods Corp.	100	3,897
Marine Harvest*	76,000	81,226
Pilgrim’s Pride Corp.	3,800	138,738
Smithfield Foods, Inc.*	1,200	36,684
Tasty Baking Co.	100	845
Tyson Foods, Inc., Class A	2,300	48,208

		560,368

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.0%)
Oil-Dri Corp. of America	250	$4,565

Personal Products (0.3%)
Natural Alternatives International, Inc.*	300	2,391
NBTY, Inc.*	1,220	60,280
Schiff Nutrition International, Inc.*	300	2,115

		64,786

Tobacco (0.2%)
Alliance One International, Inc.*	1,800	17,658
Universal Corp.	390	24,445

		42,103

Total Consumer Staples		896,895

Energy (4.8%)
Energy Equipment & Services (1.9%)
Basic Energy Services, Inc.*	40	1,034
Cameron International Corp.*	1,150	74,255
GulfMark Offshore, Inc.*	170	8,143
Input/Output, Inc.*	520	7,275
Lufkin Industries, Inc.	460	28,621
SBM Offshore N.V.	792	28,264
SEACOR Holdings, Inc.*	200	19,056
Superior Energy Services, Inc.*	262	9,519
Tidewater, Inc.	1,300	82,173
Trico Marine Services, Inc.*	350	13,548
Weatherford International Ltd.*	2,100	110,229

		382,117

Oil, Gas & Consumable Fuels (2.9%)
Adams Resources & Energy, Inc.	200	7,510
Arch Coal, Inc.	1,500	54,105
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	7,200	32,944
Consol Energy, Inc.	2,850	119,330
Holly Corp.	500	31,800
Mariner Energy, Inc.*	1,120	25,256
Murphy Oil Corp.	2,410	133,610
Newfield Exploration Co.*	2,200	96,250
Noble Energy, Inc.	1,200	70,572
Western Refining, Inc.	800	31,696

		603,073

Total Energy		985,190

Financials (22.0%)
Capital Markets (3.1%)
A.G. Edwards, Inc.	400	28,980
Affiliated Managers Group, Inc.*	700	82,341
American Physicians Service Group	200	3,394
Apollo Investment Corp.	1,700	37,349
Cohen & Steers, Inc.	400	20,524
E*Trade Financial Corp.*	10,300	227,424
Federated Investors, Inc., Class B	3,000	114,480
Knight Capital Group, Inc., Class A*	2,352	38,103
MVC Capital, Inc.	100	1,757
Raymond James Financial, Inc.	2,100	64,428
SWS Group, Inc.	681	17,699

		636,479

Commercial Banks (3.2%)
Amcore Financial, Inc.	400	11,444
Banco Latinoamericano de Exportaciones S.A., Class E	800	15,672
Britton & Koontz Capital Corp.	200	3,898
Centrue Financial Corp.	200	3,792
City National Corp./California	300	21,966
Codorus Valley Bancorp, Inc.	110	2,085
Commerce Bancorp, Inc./New Jersey	3,690	123,394
Community Bank Shares of Indiana, Inc.	10	211
Community Capital Corp.	100	2,075
Cowlitz Bancorp*	200	3,446
Exchange National Bancshares, Inc.	100	3,325
Farmers Capital Bank Corp.	200	5,730
First California Financial Group, Inc.*	250	3,250
First Charter Corp.	140	3,072
First Citizens BancShares, Inc./ North Carolina, Class A	100	20,290
First Mariner Bancorp, Inc.*	200	2,636
FNB Corp./Virginia	13	431
FNB Financial Services Corp.	3	44
FNB United Corp.	200	3,340
Greene County Bancshares, Inc.	270	9,077
Habersham Bancorp	110	2,531
HF Financial Corp.	242	4,295
Horizon Bancorp/Indiana	100	2,700
Huntington Bancshares, Inc./Ohio	3,200	70,976
Irwin Financial Corp.	588	9,426
Landmark Bancorp, Inc.	190	5,367
Leesport Financial Corp.	210	4,672
Marshall & Ilsley Corp.	2,550	122,451
MidWestOne Financial Group, Inc.	200	3,432
NBT Bancorp, Inc.	500	10,975
Peoples Bancorp of North Carolina, Inc.	110	3,168
Republic First Bancorp, Inc.*	406	4,363
Southwest Bancorp, Inc./Oklahoma	400	9,800
Sterling Financil Corp./Pennsylvania	700	11,655
SVB Financial Group*	2,040	104,489
UnionBanCal Corp.	700	43,036
United Bancshares, Inc./Ohio	100	1,565
United Security Bancshares/Alabama	50	1,475
Wilber Corp.	300	2,910

		658,464

Consumer Finance (0.4%)
Advanta Corp., Class A	700	29,582
Advanta Corp., Class B	50	2,291
Cash America International, Inc.	200	8,632
EZCORP, Inc., Class A*	900	13,635
First Marblehead Corp.	810	29,362

		83,502

Diversified Financial Services (1.1%)
Ampal American Israel, Class A*	100	475
California First National Bancorp	100	1,385
CIT Group, Inc.	1,800	107,370
Genesis Lease Ltd. (ADR)	3,800	102,600
Pico Holdings, Inc.*	140	6,254

		218,084

Insurance (8.4%)
Alleghany Corp.*	224	80,290
Ambac Financial Group, Inc.	1,300	119,340
American Equity Investment Life Holding Co.	590	8,053
American National Insurance Co.	300	39,156
American Safety Insurance Holdings Ltd.*	280	5,810
Arch Capital Group Ltd.*	920	66,994
Arthur J. Gallagher & Co.	4,400	123,024
Aspen Insurance Holdings Ltd.	2,200	58,322
Assurant, Inc.	1,320	75,940
Endurance Specialty Holdings Ltd.	1,380	51,640
Everest Reinsurance Group Ltd.	850	85,544
FBL Financial Group, Inc., Class A	400	15,496
First American Corp.	602	31,003

	Number of Shares	Value (Note 1)
Great American Financial Resources, Inc.	510	$12,490
Harleysville Group, Inc.	400	12,216
IPC Holdings Ltd.	1,500	44,970
Kansas City Life Insurance Co.	200	9,012
KMG America Corp.*	600	2,874
LandAmerica Financial Group, Inc.	500	40,175
Max Reinsurance Capital Ltd.	981	26,291
Midland Co.	300	13,167
National Western Life Insurance Co., Class A	140	37,478
Odyssey Reinsurance Holdings Corp.	290	12,151
Old Republic International Corp.	7,009	149,081
PartnerReinsurance Ltd.	1,000	72,020
Platinum Underwriters Holdings Ltd.	2,100	71,862
Presidential Life Corp.	600	11,406
Reinsurance Group of America, Inc.	1,600	99,696
RenaissanceReinsurance Holdings Ltd.	1,020	55,233
Selective Insurance Group, Inc.	108	2,817
Unico American Corp.*	200	2,240
United America Indemnity Ltd., Class A*	893	22,307
Unum Group	3,400	84,592
Wesco Financial Corp.	120	53,400
Willis Group Holdings Ltd.	3,227	132,372

		1,728,462

Real Estate Investment Trusts (REITs) (3.5%)
American Campus Communities, Inc. (REIT)	590	18,066
Ashford Hospitality Trust, Inc. (REIT)	1,900	22,800
CBL & Associates Properties, Inc. (REIT)	1,700	77,265
Eagle Hospitality Properties Trust, Inc. (REIT)	500	6,625
Extra Space Storage, Inc. (REIT)	1,800	33,678
Franklin Street Properties Corp. (REIT)	500	9,025
Gladstone Commercial Corp. (REIT)	50	997
Highland Hospitality Corp. (REIT)	1,700	32,385
Home Properties, Inc. (REIT)	220	12,254
HRPT Properties Trust (REIT)	5,820	71,237
Investors Real Estate Trust (REIT)	1,000	10,550
Kite Realty Group Trust (REIT)	420	8,400
KKR Financial Corp. (REIT)	4,800	128,208
LaSalle Hotel Properties (REIT)	220	10,215
LTC Properties, Inc. (REIT)	600	15,042
Medical Properties Trust, Inc. (REIT)	1,200	17,088
MHI Hospitality Corp.	200	2,110
Monmouth, Class A (REIT)	500	4,390
National Retail Properties, Inc. (REIT)	1,530	36,643
Omega Healthcare Investors, Inc. (REIT)	1,100	18,480
One Liberty Properties, Inc. (REIT)	220	5,218
Ramco-Gershenson Properties (REIT)	450	16,650
Republic Property Trust (REIT)	740	8,340
Spirit Finance Corp. (REIT)	3,000	43,170
Strategic Hotels & Resorts, Inc. (REIT)	2,200	47,630
Sunstone Hotel Investors, Inc. (REIT)	1,880	53,617
Supertel Hospitality, Inc. (REIT)	300	2,412
Urstadt Biddle Properties, Inc. (REIT)	400	7,104
Winthrop Realty Trust (REIT)	1,200	7,956

		727,555

Real Estate Management & Development (0.1%)
Stratus Properties, Inc.*	66	2,417
United Capital Corp.*	400	12,980
Wellsford Real Properties, Inc.*	300	2,460

		17,857

Thrifts & Mortgage Finance (2.2%)
Bank Mutual Corp.	1,700	20,043
Berkshire Hills Bancorp, Inc.	300	9,672
Beverly Hills Bancorp, Inc.	500	3,335
Camco Financial Corp.	300	3,729
Carver Bancorp, Inc.	200	3,400
CFS Bancorp, Inc.	110	1,633
Farmer Mac, Class C	180	4,928
First Defiance Financial Corp.	300	8,415
First Place Financial Corp./Ohio	209	4,182
Franklin Bank Corp./Texas*	800	12,480
Guaranty Federal Bancshares, Inc.	180	5,414
HMN Financial, Inc.	200	6,810
Home Federal Bancorp/Indiana	200	5,822
Hudson City Bancorp, Inc.	600	7,992
ITLA Capital Corp.	102	5,193
MASSBANK Corp.	200	6,576
Monarch Community Bancorp, Inc.	200	2,380
MutualFirst Financial, Inc.	200	3,800
New York Community Bancorp, Inc.	6,221	108,619
Northeast Bancorp	200	3,550
Pacific Premier Bancorp, Inc.*	200	2,150
Park Bancorp, Inc.	200	6,548
Parkvale Financial Corp.	100	2,987
People’s United Financial, Inc.	7,580	150,918
Provident Financial Holdings, Inc.	167	4,102
Radian Group, Inc	80	4,649
TF Financial Corp.	200	6,030
United Community Financial Corp./Ohio	367	3,787
Washington Savings Bank FSB/Maryland	40	342
Webster Financial Corp.	1,300	57,785

		467,271

Total Financials		4,537,674

Health Care (8.7%)
Biotechnology (0.5%)
Theravance, Inc.*	3,400	112,642

Health Care Equipment & Supplies (3.6%)
Allied Healthcare Products, Inc.*	300	2,025
Analogic Corp.	250	15,325
Bausch & Lomb, Inc.	2,187	128,661
Beckman Coulter, Inc.	1,100	69,091
Cooper Cos., Inc.	1,700	86,870
Datascope Corp.	390	14,450
Edwards Lifesciences Corp.*	2,300	112,700
Hillenbrand Industries, Inc.	1,800	110,070
Hospira, Inc.*	3,230	130,976
Immucor, Inc.*	740	24,146
Orthofix International N.V.*	320	16,864
Span-America Medical Systems, Inc.	200	4,180
Theragenics Corp.*	100	602
Viasys Healthcare, Inc.*	800	25,616

		741,576

Health Care Providers & Services (0.8%)
Almost Family, Inc.*	116	2,131
American Shared Hospital Services	120	744
AMERIGROUP Corp.*	200	5,626
Gentiva Health Services, Inc.*	130	2,434
HEALTHSOUTH Corp.*	4,110	86,310
Kindred Healthcare, Inc.*	800	27,936

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Medcath Corp.*	260	$7,727
National Healthcare Corp.	300	15,393
Res-Care, Inc.*	400	7,160

		155,461

Health Care Technology (0.6%)
Emdeon Corp.*	1,930	31,150
IMS Health, Inc.	3,200	93,856

		125,006

Life Sciences Tools & Services (1.4%)
Medtox Scientific, Inc.*	300	7,218
Parexel International Corp.*	200	7,856
Thermo Fisher Scientific, Inc.*	3,100	161,386
Varian, Inc.*	1,890	109,544
Waters Corp.*	90	5,349

		291,353

Pharmaceuticals (1.8%)
Barr Pharmaceuticals, Inc.*	2,700	130,572
Endo Pharmaceuticals Holdings, Inc.*	3,800	117,572
Impax Laboratories, Inc.*	8,800	88,880
Perrigo Co.	1,900	36,100

		373,124

Total Health Care		1,799,162

Industrials (14.6%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.*	2,150	200,229
Armor Holdings, Inc.*	10	715
Goodrich Corp.	3,700	210,308
Hexcel Corp.*	3,550	77,035
Ladish Co., Inc.*	10	407
Triumph Group, Inc.	470	28,581

		517,275

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	840	30,240
Pacer International, Inc.	70	1,788

		32,028

Airlines (0.7%)
Alaska Air Group, Inc.*	940	27,824
Pinnacle Airlines Corp.*	100	1,637
Republic Airways Holdings, Inc.*	803	17,072
SkyWest, Inc.	600	16,326
UAL Corp.*	2,200	73,480

		136,339

Building Products (0.6%)
American Standard Cos., Inc.	1,600	88,096
Ameron International Corp.	300	20,742
Griffon Corp.*	940	22,551
Patrick Industries, Inc.*	200	2,352

		133,741

Commercial Services & Supplies (2.0%)
CDI Corp.	120	3,554
Comfort Systems USA, Inc.	630	7,869
Copart, Inc.*	2,500	72,450
Corrections Corp. of America*	510	28,968
Ecology And Environment, Inc.	200	2,570
Herman Miller, Inc.	140	4,817
IKON Office Solutions, Inc.	500	7,480
Interface, Inc., Class A	1,000	16,850
Kelly Services, Inc., Class A	600	17,220
Layne Christensen Co.*	300	11,361
Nashua Corp.*	200	1,886
North American Galvanizing & Coating, Inc.*	100	1,049
R.R. Donnelley & Sons Co.	2,300	92,460
RCM Technologies, Inc.*	300	2,220
Spherion Corp.*	1,500	12,825
Steelcase, Inc.	680	13,274
Taleo Corp., Class A*	400	6,100
TeleTech Holdings, Inc.*	800	30,184
United Stationers, Inc.*	1,300	77,376
Waste Industries USA, Inc.	400	10,504

		421,017

Construction & Engineering (0.9%)
EMCOR Group, Inc.*	200	12,538
Infrasource Services, Inc.*	490	16,356
Meadow Valley Corp.*	38	509
Perini Corp.*	450	19,170
Shaw Group, Inc.*	1,700	55,131
URS Corp.*	1,800	78,660

		182,364

Electrical Equipment (0.5%)
Espey Manufacturing & Electronics Corp.	400	8,320
Genlyte Group, Inc.*	650	50,706
Preformed Line Products Co.	200	8,440
Regal-Beloit Corp.	500	23,060
SL Industries, Inc.*	200	3,050
Superior Essex, Inc.*	248	8,854

		102,430

Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	1,500	61,770
McDermott International, Inc.*	600	32,196
Sequa Corp., Class A*	300	35,160
Standex International Corp.	500	13,680
Teleflex, Inc.	1,358	97,545
Tredegar Corp.	100	2,337
Walter Industries, Inc.	1,300	38,636

		281,324

Machinery (5.0%)
AGCO Corp.*	2,580	107,663
Baldwin Technology Co., Class A*	300	1,665
Dover Corp.	2,165	104,180
Gardner Denver, Inc.*	920	34,776
Hardinge, Inc.	300	8,343
Joy Global, Inc.	2,650	134,169
Kadant, Inc.*	310	8,510
Kennametal, Inc.	1,400	98,784
Lydall, Inc.*	400	5,816
Mueller Water Products, Inc., Class B	2,213	31,712
NACCO Industries, Inc., Class A	42	6,694
Pentair, Inc.	2,800	89,992
Robbins & Myers, Inc.	400	15,372
SPX Corp.	2,310	163,733
Terex Corp.*	220	17,127
Toro Co.	1,900	95,475
Trinity Industries, Inc.	1,640	76,096
Twin Disc, Inc.	400	24,224

		1,024,331

Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	5,502
International Shipholding Corp.*	200	4,640

		10,142

Road & Rail (0.4%)
Avis Budget Group, Inc.*	2,800	78,764
Dollar Thrifty Automotive Group, Inc.*	20	938
U.S. Xpress Enterprises, Inc., Class A*	200	2,864

		82,566

Trading Companies & Distributors (0.5%)
Industrial Distribution Group, Inc.*	300	3,978
Rush Enterprises, Inc., Class A*	500	10,400
TransDigm Group, Inc.*	100	3,787
UAP Holding Corp.	2,900	80,243

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.*	230	$2,424

		100,832

Total Industrials		3,024,389

Information Technology (17.4%)
Communications Equipment (1.6%)
ADC Telecommunications, Inc.*	7,000	128,800
Black Box Corp.	477	17,382
Channell Commercial Corp.*	77	305
CommScope, Inc.*	1,400	65,310
Communications Systems, Inc.	10	113
Comverse Technology, Inc.*	3,967	89,972
EMS Technologies, Inc.*	335	6,291
Powerwave Technologies, Inc.*	2,500	15,575

		323,748

Computers & Peripherals (1.8%)
Astro-Med, Inc.	200	2,330
Diebold, Inc.	2,640	125,849
Imation Corp.	200	7,382
NCR Corp.*	900	45,360
QLogic Corp.*	4,100	73,308
Sun Microsystems, Inc.*	25,050	130,761

		384,990

Electronic Equipment & Instruments (4.5%)
Arrow Electronics, Inc.*	6,400	252,928
Avnet, Inc.*	3,310	135,379
AVX Corp.	1,300	21,632
Coherent, Inc.*	142	4,457
CTS Corp.	830	10,857
Flextronics International Ltd.*	8,100	90,315
Kemet Corp.*	2,400	20,352
O.I. Corp.	200	2,580
Spectrum Control, Inc.*	100	1,362
Technitrol, Inc.	400	10,732
Tektronix, Inc.	5,324	156,472
Vishay Intertechnology, Inc.*	13,040	217,116

		924,182

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	600	26,448
SAVVIS, Inc.*	446	23,000
United Online, Inc.	1,940	27,994

		77,442

IT Services (1.1%)
Authorize.Net Holdings, Inc.*	100	1,764
BearingPoint, Inc.*	8,300	60,922
CACI International, Inc., Class A*	1,700	77,741
Computer Task Group, Inc.*	485	2,173
Convergys Corp.*	700	17,682
Edgewater Technology, Inc.*	300	2,640
Hewitt Associates, Inc., Class A*	300	8,925
MPS Group, Inc.*	2,100	28,749
Unisys Corp.*	5,000	39,200

		239,796

Semiconductors & Semiconductor Equipment (7.2%)
Analog Devices, Inc.	4,350	167,997
ASML Holding N.V. (N.Y. Shares)*	4,400	119,900
Aviza Technology, Inc.*	100	860
Exar Corp.*	230	3,100
Fairchild Semiconductor International, Inc.*	5,100	89,760
FEI Co.*	400	14,880
International Rectifier Corp.*	2,550	89,964
KLA-Tencor Corp.	1,850	102,768
LSI Corp.*	18,050	153,425
Maxim Integrated Products, Inc.	2,800	88,816
Micron Technology, Inc.*	8,100	92,907
MKS Instruments, Inc.*	1,081	29,133
Pericom Semiconductor Corp.*	700	7,007
RF Micro Devices, Inc.*	2,300	14,375
Rudolph Technologies, Inc.*	700	12,089
Semitool, Inc.*	700	7,266
Teradyne, Inc.*	9,400	164,030
Varian Semiconductor Equipment Associates, Inc.*	3,330	220,979
Veeco Instruments, Inc.*	416	7,604
Verigy Ltd.*	3,780	95,521

		1,482,381

Software (0.8%)
BMC Software, Inc.*	2,910	94,197
Captaris, Inc.*	700	4,228
Moldflow Corp.*	300	4,578
SPSS, Inc.*	130	4,766
Sybase, Inc.*	2,500	60,475
Synopsys, Inc.*	3	83

		168,327

Total Information Technology		3,600,866

Materials (6.9%)
Chemicals (4.6%)
Celanese Corp., Class A	3,700	122,729
CF Industries Holdings, Inc.	1,150	45,643
Chemtura Corp.	8,000	88,240
Cytec Industries, Inc.	3,960	217,404
FMC Corp.	2,270	174,631
Hercules, Inc.*	2,900	54,636
Innospec, Inc.	340	18,255
International Flavors & Fragrances, Inc.	2,600	126,542
Material Sciences Corp.*	400	3,728
Nalco Holding Co.	1,470	39,072
OM Group, Inc.*	90	4,728
Penford Corp.	300	5,874
Scotts Miracle-Gro Co., Class A	100	4,497
Sensient Technologies Corp.	1,450	37,961
Stepan Co.	270	7,733

		951,673

Containers & Packaging (0.7%)
AEP Industries, Inc.*	110	4,682
Owens-Illinois, Inc.*	3,600	108,324
Packaging Corp. of America	900	22,284

		135,290

Metals & Mining (1.6%)
Century Aluminum Co.*	600	28,386
Chaparral Steel Co.	670	47,235
Cleveland-Cliffs, Inc.	1,310	90,770
Commercial Metals Co.	510	17,100
Friedman Industries, Inc.	200	1,970
Metal Management, Inc.	500	24,035
Northwest Pipe Co.*	300	10,725
Reliance Steel & Aluminum Co.	330	19,602
RTI International Metals, Inc.*	450	42,421
Schnitzer Steel Industries, Inc.	750	38,933
Steel Dynamics, Inc.	220	9,748

		330,925

Total Materials		1,417,888

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
CenturyTel, Inc.	260	11,973
CT Communications, Inc.	559	13,645
D&E Communications, Inc.	336	4,899
Embarq Corp.	1,400	84,056
Gilat Satellite Networks Ltd.*	750	6,840
Golden Telecom, Inc.	500	29,305

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Level 3 Communications, Inc.*	1,798	$9,997
PAETEC Holding Corp., Class A*	700	7,301
Premiere Global Services, Inc.*	480	5,841

		173,857

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	2,200	22,682
USA Mobility, Inc.	730	15,593

		38,275

Total Telecommunication Services		212,132

Utilities (6.5%)
Electric Utilities (3.2%)
Cleco Corp.	220	6,173
Northeast Utilities	6,110	196,559
Pepco Holdings, Inc.	3,500	103,320
Pinnacle West Capital Corp.	1,600	77,264
Portland General Electric Co.	180	5,216
PPL Corp.	3,600	156,996
Unisource Energy Corp.	1,100	42,251
Unitil Corp.	100	2,710
Westar Energy, Inc.	2,390	65,056

		655,545

Gas Utilities (1.3%)
AGL Resources, Inc.	200	8,708
Energy West, Inc.	3	43
Laclede Group, Inc.	340	10,673
Nicor, Inc.	1,300	66,612
Southern Union Co.	2,600	79,196
UGI Corp.	2,600	73,736
WGL Holdings, Inc.	550	18,612

		257,580

Multi-Utilities (1.9%)
Alliant Energy Corp.	2,150	94,170
CH Energy Group, Inc.	500	23,990
MDU Resources Group, Inc.	3,750	113,625
OGE Energy Corp.	900	34,596
Puget Energy, Inc.	1,400	36,148
Wisconsin Energy Corp.	2,000	97,580

		400,109

Water Utilities (0.1%)
Artesian Resources Corp., Class A	150	3,008
SJW Corp.	600	20,796

		23,804

Total Utilities		1,337,038

Total Common Stocks (98.8%)
(Cost $16,501,728)		20,410,139

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau 4.74%, 5/1/07 (Amortized Cost $326,257)	$326,257	326,257

Total Investments (100.4%)
(Cost/Amortized Cost $16,827,985)		20,736,396
Other Assets Less Liabilities (-0.4%)		(90,478)

Net Assets (100%)		$20,645,918

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $32,944 or 0.16% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,817,871
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,814,355

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,073,993
Aggregate gross unrealized depreciation	(220,566)

Net unrealized appreciation	$3,853,427

Federal income tax cost of investments	$16,882,969

For the six months ended April 30, 2007, the Fund incurred approximately $5 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $9 with Williams Capital Group LP, affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
BHP Billiton Ltd.	16,432	$401,332
Coles Group Ltd.	14,400	205,423
CSL Ltd.	2,874	207,025
Macquarie Airports	36,375	119,670
Macquarie Bank Ltd.	8,506	606,928
Macquarie Infrastructure Group	47,947	150,138
National Australia Bank Ltd.	6,800	241,754
QBE Insurance Group Ltd.	7,531	191,171
Zinifex Ltd.	8,400	113,854

Total Australia		2,237,295

Austria (1.5%)
Erste Bank der Oesterreichischen Sparkassen AG	7,260	582,262
OMV AG	3,000	189,892
voestalpine AG	1,200	80,786

Total Austria		852,940

Belgium (1.4%)
Dexia S.A.	5,403	175,856
Fortis (London Exchange)	5,183	232,167
Fortis (Brussels Exchange)	6,100	273,211
KBC Groep N.V.	700	92,406

Total Belgium		773,640

Brazil (1.7%)
Cia Vale do Rio Doce (ADR)	7,464	303,113
Gafisa S.A.	7,702	108,528
JHSF Participacoes S.A.*	12,800	52,307
Petroleo Brasileiro S.A. (ADR)	2,032	205,699
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	3,071	298,071

Total Brazil		967,718

Canada (1.9%)
Canadian National Railway Co.	4,175	209,752
Celestica, Inc.*	3,600	24,100
EnCana Corp.	2,200	115,164
Gerdau Ameristeel Corp.	8,400	102,928
ING Canada, Inc.	2,900	127,376
Nexen, Inc.	1,302	77,482
Shoppers Drug Mart Corp.	4,197	191,302
Teck Cominco Ltd., Class B	2,800	212,138

Total Canada		1,060,242

China (0.3%)
Industrial & Commercial Bank of China Ltd., Class H*	321,000	175,072

Finland (0.9%)
Nokia Oyj*	20,880	527,838

France (11.6%)
Accor S.A.	8,461	794,975
Air France-KLM	1,900	96,929
BNP Paribas	5,878	680,282
Cie de Saint-Gobain	5,377	571,953
Compagnie Generale des Etablissements Michelin, Class B	1,900	241,156
Credit Agricole S.A.	6,569	275,633
Electricite de France	1,278	110,765
Imerys S.A.	1,556	148,128
J.C. Decaux S.A.	8,050	249,929
Lafarge S.A.	1,561	252,438
Pernod-Ricard S.A.	1,000	212,446
Renault S.A.	3,400	441,104
Sanofi-Aventis	5,935	544,994
Societe Generale	1,890	400,032
Total S.A.	15,538	1,147,195
Veolia Environnement	5,148	425,084

Total France		6,593,043

Germany (7.0%)
Allianz SE (Registered)	1,000	226,849
BASF AG	3,791	449,890
Bayerische Motoren Werke (BMW) AG	1,297	80,091
Continental AG	5,366	748,445
Deutsche Lufthansa AG (Registered)	8,600	258,410
Deutsche Post AG (Registered)	7,062	243,768
Deutsche Telekom AG (Registered)	8,700	158,556
E.ON AG	2,500	376,306
Linde AG	1,656	185,675
Muenchener Rueckversicherungs AG (Registered)	2,300	408,667
RWE AG	2,710	286,513
SAP AG	3,040	146,559
Siemens AG (Registered)	2,510	303,115
TUI AG	4,000	110,088

Total Germany		3,982,932

Hong Kong (3.7%)
China Merchants Holdings International Co. Ltd.	44,000	195,166
China Mobile Ltd.	59,500	537,435
CNOOC Ltd.	31,500	27,050
CNOOC Ltd. (ADR)	2,048	175,247
Esprit Holdings Ltd.	42,500	514,338
Melco PBL Entertainment (Macau) Ltd. (ADR)*	16,300	283,946
Shangri-La Asia Ltd.	76,040	185,588
Sino Land Co.	94,000	196,819

Total Hong Kong		2,115,589

India (0.3%)
ICICI Bank Ltd. (ADR)	4,053	165,849

Ireland (0.3%)
Bank of Ireland	6,560	141,505

Italy (4.1%)
Buzzi Unicem S.p.A.	3,900	124,375
ENI S.p.A.	26,026	863,620
Fondiaria-Sai S.p.A.	2,900	153,520
Fondiaria-Sai S.p.A. (RNC)	1,300	53,103
Intesa Sanpaolo S.p.A.*	105,063	878,860
UniCredito Italiano S.p.A.	26,600	272,656

Total Italy		2,346,134

Japan (17.6%)
Advantest Corp.	3,100	137,668
Aisin Seiki Co., Ltd.	4,200	138,067
Astellas Pharma, Inc.	3,900	170,191
Bank of Yokohama Ltd.	14,000	102,557
Canon, Inc.	7,600	424,919
Chugai Pharmaceutical Co., Ltd.	15,800	402,908
Daikin Industries Ltd.	9,502	321,244
EDION Corp.	4,700	65,076
Hirose Electric Co., Ltd.	700	85,171
Honda Motor Co., Ltd.	11,400	392,362
Isuzu Motors Ltd.	34,000	178,790
JFE Holdings, Inc.	7,400	401,864
Kyushu Electric Power Co., Inc.	5,000	140,661
Marubeni Corp.	46,000	274,777
Mitsubishi Corp.	14,800	315,766
Mitsubishi UFJ Financial Group, Inc.	29	303,184
Mitsui Chemicals, Inc.	17,000	139,916

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Fudosan Co., Ltd.	7,000	$204,412
Mitsui O.S.K. Lines Ltd.	16,000	201,445
Mitsui Trust Holdings, Inc.	23,000	208,288
Mizuho Financial Group, Inc.	45	271,138
Nidec Corp.	2,500	158,160
Nippon Electric Glass Co., Ltd.	6,000	102,840
Nippon Mining Holdings, Inc.	14,500	116,532
Nippon Telegraph & Telephone Corp.	47	233,898
Nissan Motor Co., Ltd.	21,400	215,910
Nitto Denko Corp.	2,300	101,331
Nomura Holdings, Inc.	5,300	102,077
ORIX Corp.	1,250	332,976
Rengo Co., Ltd.	6,000	32,171
Secom Co., Ltd.	1,500	67,889
Seiko Epson Corp.	4,100	124,233
Seven & I Holdings Co., Ltd.	6,000	172,888
Sharp Corp.	11,000	201,340
Shin-Etsu Chemical Co., Ltd.	2,600	168,249
SMC Corp.	1,200	153,180
Sony Corp.	6,600	351,547
Sumitomo Corp.	11,000	187,045
Sumitomo Heavy Industries Ltd.	18,000	185,579
Sumitomo Mitsui Financial Group, Inc.	61	533,737
Tokyo Electric Power Co., Inc.	5,800	192,344
Toshiba Corp.	26,000	193,973
Toyota Motor Corp.	14,900	907,763
Yamada Denki Co., Ltd.	2,700	248,784

Total Japan		9,964,850

Mexico (2.0%)
America Movil S.A.B. de C.V., Series L (ADR)	6,457	339,186
Cemex S.A.B. de C.V. (Sponsored ADR)*	5,421	176,183
Fomento Economico Mexicano S.A.B. de C.V. (Sponsored ADR)	2,674	287,963
Grupo Televisa S.A. (Sponsored ADR)	11,902	333,851

Total Mexico		1,137,183

Netherlands (5.5%)
ABN AMRO Holding N.V.	5,828	284,203
Arcelor Mittal	5,823	309,681
Corporate Express	5,600	75,252
European Aeronautic Defence and Space Co. N.V.	6,170	197,668
ING Groep N.V. (CVA)	30,089	1,365,893
Koninklijke Philips Electronics N.V.	3,569	145,956
Reed Elsevier N.V.	8,901	167,005
Royal Dutch Shell plc, Class A	7,800	272,813
Wolters Kluwer N.V.	9,973	295,088

Total Netherlands		3,113,559

Singapore (0.6%)
CapitaLand Ltd.	51,000	281,332
Flextronics International Ltd.*	3,300	36,795

Total Singapore		318,127

South Korea (0.4%)
POSCO	220	92,394
Samsung Electronics Co., Ltd.	180	110,222

Total South Korea		202,616

Spain (1.5%)
Altadis S.A.	3,533	228,378
Banco Bilbao Vizcaya Argentaria S.A.	10,300	245,336
Banco Santander Central Hispano S.A.	8,400	149,740
Repsol YPF S.A.	7,700	252,696

Total Spain		876,150

Sweden (0.9%)
Svenska Cellulosa AB, Class B	2,900	149,166
Telefonaktiebolaget LM Ericsson, Class B	64,190	244,708
Volvo AB, Class B	5,915	114,874
Volvo AB, Class B
Redemption Shares*†	1,183	4,414

Total Sweden		513,162

Switzerland (10.6%)
ABB Ltd. (Registered)	18,992	379,591
Actelion Ltd. (Registered)*	426	101,089
Adecco S.A. (Registered)	2,314	158,713
Credit Suisse Group (Registered)	4,600	361,479
Holcim Ltd. (Registered)	6,874	735,047
Lonza Group AG (Registered)	3,959	385,231
Nestle S.A. (Registered)	1,539	609,719
Novartis AG (Registered)	6,944	404,240
Roche Holding AG	3,851	726,453
Swiss Reinsurance (Registered)	3,054	287,931
Syngenta AG (Registered)*	1,998	397,420
UBS AG (Registered)	14,824	960,773
Xstrata plc	5,030	263,695
Zurich Financial Services AG (Registered)	740	214,259

Total Switzerland		5,985,640

United Kingdom (18.8%)
AstraZeneca plc (London Exchange)	5,600	304,750
Aviva plc	17,208	269,980
BAE Systems plc	76,129	690,941
Barclays plc	44,992	647,937
BG Group plc	16,470	237,696
BP plc	15,700	176,401
British American Tobacco plc	4,000	123,440
British Land Co. plc (REIT)	4,599	134,340
British Sky Broadcasting Group plc	25,610	293,289
Burberry Group plc	9,760	133,953
Centrica plc	40,360	310,963
Diageo plc	8,970	189,177
Friends Provident plc	29,540	111,320
George Wimpey plc	4,700	54,491
GlaxoSmithKline plc	19,832	573,812
HBOS plc	14,750	316,598
HSBC Holdings plc	30,400	557,995
ICAP plc	12,056	121,659
Kingfisher plc	29,399	158,881
Man Group plc	44,552	498,400
Northern Rock plc	12,235	261,784
Persimmon plc	3,300	88,071
Punch Taverns plc	8,120	209,467
Reckitt Benckiser plc	4,104	224,886
Rio Tinto plc	4,382	267,142
Royal Bank of Scotland Group plc	10,200	390,331
Schroders plc	4,934	125,731
Smith & Nephew plc	15,271	190,996
Standard Chartered plc	10,645	329,998
Tesco plc	130,230	1,196,737
Vodafone Group plc	276,413	786,836
Wm. Morrison Supermarkets plc	32,263	196,869
Wolseley plc	9,911	238,036
WPP Group plc	14,679	217,361

Total United Kingdom		10,630,268

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United States (0.7%)
Schlumberger Ltd.	5,017	$370,405

Total Common Stocks (97.2%)
(Cost $42,850,377)		55,051,757

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.74%, 5/1/07
(Amortized Cost $397,612)	$397,612	397,612

Total Investments (97.9%)
(Cost/Amortized Cost $43,247,989)		55,449,369
Other Assets Less Liabilities (2.1%)		1,215,079

Net Assets (100.0%)		$56,664,448

*	Non-income producing.
†	Securities (totaling $4,414 or 0.01% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

At April 30, 2007 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 4/30/07	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	2	April-07	$109,498	$118,479	$8,981

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,350,695
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,012,681

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,472,390
Aggregate gross unrealized depreciation	(524,573)

Net unrealized appreciation	$11,947,817

Federal income tax cost of investments	$43,501,552

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (2.1%)
Household Durables (1.2%)
LG Electronics, Inc.	6,529	$436,107
Sony Corp.	4,800	255,670

		691,777

Media (0.7%)
Focus Media Holding Ltd. (ADR)*	10,060	372,220

Specialty Retail (0.2%)
GameStop Corp., Class A*	3,800	126,046

Total Consumer Discretionary		1,190,043

Energy (0.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.*	2,765	178,536

Total Energy		178,536

Health Care (0.7%)
Health Care Technology (0.7%)
Cerner Corp.*	6,900	367,356

Total Health Care		367,356

Industrials (4.1%)
Commercial Services & Supplies (1.5%)
Manpower, Inc.	3,650	292,913
Monster Worldwide, Inc.*	6,425	270,171
Robert Half International, Inc	9,300	309,690

		872,774

Electrical Equipment (2.2%)
ABB Ltd. (Registered)	18,700	373,755
Energy Conversion Devices, Inc.*	6,600	233,706
First Solar, Inc.*	2,932	175,891
Q-Cells AG*	3,232	234,001
Suntech Power Holdings Co., Ltd. (ADR)*	5,425	196,819

		1,214,172

Industrial Conglomerates (0.4%)
Orkla ASA	13,295	211,782

Total Industrials		2,298,728

Information Technology (86.2%)
Communications Equipment (17.4%)
Cisco Systems, Inc.*	76,185	2,037,187
Comverse Technology, Inc.*	17,430	395,312
Corning, Inc.*	95,370	2,262,177
Juniper Networks, Inc.*.	8,500	190,060
Nice Systems Ltd. (ADR)*	12,095	443,282
Nokia Oyj (ADR)*	21,760	549,440
Polycom, Inc.*	3,900	129,870
QUALCOMM, Inc.	46,250	2,025,750
Research In Motion Ltd.*	8,630	1,135,535
Sonus Networks, Inc.*	31,700	245,041
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	6,200	236,654

		9,650,308

Computers & Peripherals (13.3%)
Apple Inc.*	28,078	2,802,185
EMC Corp.*	44,300	672,474
Hewlett-Packard Co.	49,430	2,082,980
International Business Machines Corp.	5,500	562,155
SanDisk Corp.*	12,945	562,460
Seagate Technology	32,553	721,049

		7,403,303

Electronic Equipment & Instruments (3.8%)
Hon Hai Precision Industry Co., Ltd.	105,847	697,472
L-1 Identity Solutions, Inc.*	57,559	1,106,284
SunPower Corp., Class A*	5,197	315,354

		2,119,110

Internet Software & Services (7.3%)
eBay, Inc.*	28,376	963,081
Google, Inc., Class A*	5,530	2,606,731
Tencent Holdings Ltd.	131,880	450,430

		4,020,242

IT Services (4.5%)
Accenture Ltd., Class A	10,200	398,820
Automatic Data Processing, Inc	9,750	436,410
BISYS Group, Inc.*	13,000	150,410
Cognizant Technology Solutions Corp., Class A*	3,590	320,946
DST Systems, Inc.*	5,830	455,032
Iron Mountain, Inc.*	6,950	195,295
Paychex, Inc.	5,700	211,470
Western Union Co.	16,700	351,535

		2,519,918

Semiconductors & Semiconductor Equipment (23.4%)
Altera Corp.*	12,700	286,258
Analog Devices, Inc.	8,165	315,332
Applied Materials, Inc.	46,110	886,234
ASML Holding N.V. (N.Y. Shares)*	31,245	851,426
ASML Holding N.V.*	10,738	289,751
Broadcom Corp., Class A*	29,427	957,849
Chartered Semiconductor Manufacturing Ltd.*	469,000	438,907
Infineon Technologies AG*	28,300	441,302
Intel Corp.	55,335	1,189,703
International Rectifier Corp.*	2,600	91,728
KLA-Tencor Corp.	6,200	344,410
Lam Research Corp.*	15,150	814,767
Marvell Technology Group Ltd.*	6,830	110,168
Maxim Integrated Products, Inc.	21,170	671,513
MEMC Electronic Materials, Inc.*	9,630	528,494
NVIDIA Corp.*	20,545	675,725
ON Semiconductor Corp.*	20,700	221,697
Renewable Energy Corp. AS*	7,711	221,731
Samsung Electronics Co., Ltd. (GDR)§	1,900	586,029
Semtech Corp.*	9,000	129,780
Silicon-On-Insulater Technologies*	9,057	211,888
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	70,457	742,617
Texas Instruments, Inc.	43,575	1,497,673
Trident Microsystems, Inc.*	12,100	256,883
Varian Semiconductor Equipment Associates, Inc.*	3,220	213,679

		12,975,544

Software (16.5%)
Activision, Inc.*	45,350	907,000
Adobe Systems, Inc.*	36,453	1,514,987
Amdocs Ltd.*	26,246	964,540
Autodesk, Inc.*	11,765	485,541
Electronic Arts, Inc.*	11,200	564,592
Microsoft Corp.	75,870	2,271,548
Nintendo Co., Ltd.	3,305	1,028,221
Oracle Corp.*	9,500	178,600
Red Hat, Inc.*	21,719	459,140
Salesforce.com, Inc.*	12,300	516,600
THQ, Inc.*	7,510	250,609

		9,141,378

Total Information Technology		47,829,803

Materials (1.0%)
Chemicals (1.0%)
Monsanto Co.	5,900	348,041

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wacker Chemie AG*	1,124	$205,005

Total Materials		553,046

Telecommunication Services (2.8%)
Diversified Telecommunication Services (0.5%)
Level 3 Communications, Inc.*	36,368	202,206
PT Telekomunikasi Indonesia Tbk	41,470	47,777

		249,983

Wireless Telecommunication Services (2.3%)
China Mobile Ltd. (ADR)	11,597	521,981
NII Holdings, Inc.*	9,800	752,150

		1,274,131

Total Telecommunication Services		1,524,114

Total Common Stocks (97.2%) (Cost $47,692,155)		53,941,626

	Number of Warrants
WARRANTS:
Information Technology (1.2%)
Electronic Equipment & Instruments (0.9%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*§	69,260	460,482
Motech Industries, Inc., expiring 1/18/12*§	2,364	29,186

		489,668

IT Services (0.3%)
Tata Consultancy Services Ltd., expiring 9/12/09*§(b)	2,825	173,573

Total Information Technology		663,241

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
Bharti Airtel Ltd., expiring 11/18/11*§	8,640	170,295

Total Telecommunication Services		170,295

Total Warrants (1.5%) (Cost $742,758)		833,536

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 4.74%, 5/1/07 (Amortized Cost $ 85,205)	$85,205	$85,205

Total Investments (98.9%) (Cost/Amortized Cost $48,520,118)		54,860,367
Other Assets Less Liabilities (1.1%)		624,400

Net Assets (100%)		$55,484,767

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $1,419,565 or 2.56% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,194,307
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,117,319

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,518,199
Aggregate gross unrealized depreciation	(646,433)

Net unrealized appreciation	$4,871,766

Federal income tax cost of investments	$49,988,601

For the six months ended April 30, 2007, the Fund incurred approximately $98 as brokerage commissions with BNP Paribas Peregrine Securities Co., Ltd, and $166 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $256,832,500 of which $2,218,452 expired in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009, and $102,060 expires in the year 2010.

Included in the capital loss carryforward amounts are $256,778,552 of losses acquired from EGF Global Technology Fund and EGF Enterprise Technology Fund as a result of tax-free reorganizations that occurred during the years ended 2002 and 2005, respectively. Capital loss carryforwards from EGF Global Technology Fund are subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.1%)
Asset-Backed Securities (7.3%)
ACE Securities Corp.,
Series 06-HE1 A2A 5.400%, 2/25/36 (l)	$149,166	$149,188
Amortizing Residential Collateral Trust,
Series 02-BC3M A 5.590%, 6/25/32 (l)	17,793	17,795
Series 02-BC4 A 5.610%, 7/25/32 (l)	5,075	5,082
Bank One Issuance Trust,
Series 03-A9 A9 3.860%, 6/15/11	500,000	491,535
Bear Stearns Asset Backed Securities Trust,
Series 01-3 A2 5.720%, 10/27/32 (l)	26,921	26,998
Series 02-2 A1 5.650%, 10/25/32 (l)	16,483	16,506
Series 03-2 A2 5.770%, 3/25/43 (l)	9,530	9,544
Capital Auto Receivables Asset Trust,
Series 04-2 A3 3.580%, 1/15/09	525,000	521,478
Cendant Mortgage Corp.,
Series 03-A A1 6.000%, 7/25/43 §(l)	6,991	6,976
Chase Issuance Trust,
Series 04-A9 A9 3.220%, 6/15/10	150,000	148,642
Chase Manhattan Auto Owner Trust,
Series 05-A A3 3.870%, 6/15/09	140,180	139,016
Citibank Credit Card Issuance Trust,
Series 98-2 A 6.050%, 1/15/10	600,000	603,601
Series 03-A6 A6 2.900%, 5/17/10	250,000	244,167
Series 04-A4 A4 3.200%, 8/24/09	175,000	173,852
Series 06-A2 A2 4.850%, 2/10/11	475,000	473,552
Countrywide Asset-Backed Certificates,
Series 04-13 AV4 5.610%, 6/25/35 (l)	55,226	55,245
Series 05-BC5 3A1 5.420%, 1/25/36 (l)	38,091	38,094
Series 06-12 2A1 5.390%, 12/25/36 (l)	314,016	314,050
Series 06-3 2A1 5.390%, 6/25/36 (l)	202,890	202,920
Series 06-BC1 2A1 5.390%, 4/25/36 (l)	178,499	178,521
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1 5.940%, 1/25/32 (l)	3,093	3,094
Daimler Chrysler Auto Trust,
Series 05-A A3 3.490%, 12/8/08	105,127	104,843
Series 05-B A3 4.040%, 9/8/09	277,772	276,307
Fieldstone Mortgage Investment Corp.,
Series 06-2 2A1 5.410%, 7/25/36 (l)	380,969	380,786
First Alliance Mortgage Loan Trust,
Series 99-4 A2 6.080%, 3/20/31 (l)	7,569	7,571
GSAA Home Equity Trust,
Series 06-5 2A1 5.390%, 3/25/36 (l)	267,538	267,122
GSAMP Trust,
Series 02-NC1 A2 5.960%, 7/25/32 (l)	274	277
Series 06-HE4 A2A 5.390%, 6/25/36 (l)	259,462	259,483
Home Equity Asset Trust,
Series 02-1 A4 5.920%, 11/25/32 (l)	257	257
MBNA Credit Card Master Note Trust,
Series 06-A1 A1 4.900%, 7/15/11	475,000	474,405
MBNA Master Credit Card Trust,
Series 00-L A 6.500%, 4/15/10	220,000	221,572
Morgan Stanley ABS Capital I,
Series 06-HE5 A2A 5.390%, 8/25/36 (l)	339,968	339,883
Nissan Auto Receivables Owner Trust,
Series 06-C A3 5.440%, 4/15/10	675,000	677,923
Series 5-C A3 4.190%, 7/15/09	475,056	471,861
Quest Trust,
Series 04-X2 A1 5.880%, 6/25/34 §(l)	6,680	6,682
Renaissance Home Equity Loan Trust,
Series 03-2A 5.760%, 8/25/33 (l)	4,240	4,248
Series 03-3 A 5.820%, 12/25/33 (l)	12,987	13,073
Residential Asset Mortgage Products, Inc.,
Series 05-RZ4 A1 5.440%, 11/25/35 (l)	241,357	241,391
Residential Asset Securities Corp.,
Series 05-KS12 A1 5.410%, 1/25/36 (l)	111,779	111,796
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A 5.620%, 3/25/32 (l)	4,053	4,058
Saxon Asset Securities Trust,
Series 02-1 AV2 5.590%, 1/25/32 (l)	753	753
SLM Student Loan Trust,
Series 05-6 A5B 5.365%, 7/27/26 (l)	500,000	500,107
Soundview Home Equity Loan Trust,
Series 06-2 A1 5.390%, 3/25/36 (l)	45,180	45,183
Structured Asset Investment Loan Trust,
Series 06-2 A1 5.380%, 4/25/36 (l)	141,677	141,651
Structured Asset Securities Corp.,
Series 02-HF1 A 5.610%, 1/25/33 (l)	19,390	19,409
Series 03-AL2 A 3.357%, 1/25/31 §#	82,977	76,017

		8,466,514

Non-Agency CMO (11.8%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1 5.000%, 6/25/19	56,439	56,098
Series 04-6 4A1 5.000%, 7/25/19	64,012	63,494

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage, Inc.,
Series 02-2 A3 5.118%, 7/11/43	$530,000	$527,582
Series 04-5 A3 4.561%, 11/10/41	100,000	97,583
Series 04-6 A3 4.512%, 12/10/42	100,000	97,345
Series 05-3 A3A 4.621%, 7/10/43	325,000	316,639
Banc of America Funding Corp.,
Series 06-A 1A1 4.614%, 2/20/36 (l)	86,469	85,714
Bear Stearns Adjustable Rate Mortgage Trust,
Series 03-8 1A1 6.060%, 1/25/34 (l)	52,720	53,149
Series 03-8 2A1 4.775%, 1/25/34 (l)	51,906	51,734
Series 03-8 4A1 4.623%, 1/25/34 (l)	44,345	44,493
Series 05-10 A2 4.750%, 10/25/35 (l)	100,000	98,424
Bear Stearns Alt-A Trust,
Series 06-6 31A1 5.829%, 11/25/36 (l)	259,967	262,346
Series 06-6 32A1 5.821%, 11/25/36 (l)	260,309	262,051
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2 7.198%, 1/15/32	74,555	77,521
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4 4.520%, 9/20/51 §	350,000	337,475
Countrywide Alternative Loan Trust,
Series 03-J1 4A1 6.000%, 10/25/32	11,886	11,955
Series 03-J3 2A1 6.250%, 12/25/33	12,775	12,745
Series 06-4CB 2A3 5.500%, 4/25/36	466,309	465,961
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M 3.825%, 10/19/32 (l)	20,528	20,479
Series 04-7 5A2 5.590%, 5/25/34 (l)	3,813	3,814
CS First Boston Mortgage Securities Corp.,
Series 98-C1 A1B 6.480%, 5/17/40 (l)	365,634	368,514
Series 02-CKS4 A2 5.183%, 11/15/36	415,000	413,416
Series 02-P1A A 5.953%, 3/25/32 §(l)	19,728	19,679
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2 6.560%, 11/18/35	64,466	64,850
First Union National Bank Commercial Mortgage,
Series 00-C1 A2 7.841%, 5/17/32	425,000	451,712
Series 00-C2 A2 7.202%, 10/15/32	355,000	374,504
General Electric Capital Commercial Mortgage Corp.
Series 02-3A A1 4.229%, 12/10/37	73,212	71,790
Series 02-3A A2 4.996%, 12/10/37	430,000	426,392
Series 05-C1 A3 4.578%, 6/10/48	90,000	87,796
GMAC Commercial Mortgage Securities, Inc.,
Series 97-C1 E 7.085%, 7/15/29	380,000	384,068
Series 99-C1 A2 6.175%, 5/15/33	55,584	56,119
Series 99-C3 A2 7.179%, 8/15/36	73,022	75,439
Series 00-C2 A2 7.455%, 8/16/33	83,924	88,509
Series 00-C3 A2 6.957%, 9/15/35	745,000	784,432
Series 03-C2 A2 5.461%, 5/10/40 (l)	410,000	415,660
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB 4.619%, 8/10/42	105,000	102,141
GS Mortgage Securities Corp. II,
Series 98-C1 A3 6.135%, 10/18/30	84,648	85,059
Series 05-GG4 A4 4.761%, 7/10/39	150,000	144,328
GSR Mortgage Loan Trust,
Series 04-9 4A1 4.058%, 8/25/34 (l)	143,771	142,298
Series 05-AR6 2A1 4.539%, 9/25/35 (l)	158,845	157,132
Homebanc Mortgage Trust,
Series 05-4 A1 5.590%, 10/25/35 (l)	254,834	255,322
Impac CMB Trust,
Series 03-8 2A1 6.220%, 10/25/33 (l)	45,233	45,258
JP Morgan Chase Commercial Mortgage Securities Corp,
Series 01-CIB2 A3 6.429%, 4/15/35	100,000	104,291
Series 01-CIBC A3 6.260%, 3/15/33	127,821	131,696
Series 01-C1 A3 5.857%, 10/12/35	360,000	368,572
Series 05-CB12 A4 4.895%, 9/12/37	325,000	315,658
Series 07-CB18 A4 5.440%, 6/12/47	700,000	701,111
LB Commercial Conduit Mortgage Trust,
Series 98-C1 A3 6.480%, 2/18/30	295,465	296,155
Series 98-C4 A1B 6.210%, 10/15/35	119,886	120,787
Series 01-C2 A2 6.653%, 11/15/27	325,000	340,708
Series 06-C6 A4 5.372%, 9/15/39	330,000	329,737
MASTR Alternative Loans Trust,
Series 04-4 1A1 5.500%, 5/25/34	63,799	63,314
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A 4.910%, 12/25/32 (l)	19,366	19,297
Nationslink Funding Corp.,
Series 99-1 A2 6.316%, 1/20/31	123,815	124,982
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1 A2 7.520%, 12/18/09	75,000	78,449

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Sequoia Mortgage Trust,
Series 10 2A1 5.700%, 10/20/27 (l)	$70,259	$70,298
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1 5.640%, 10/25/35 (l)	204,716	205,477
Structured Asset Mortgage Investments, Inc.,
Series 06-AR3 12A1 5.540%, 5/25/36 (l)	88,397	88,493
Structured Asset Securities Corp.,
Series 01-21A 1A1 7.196%, 1/25/32 (l)	4,981	4,963
Wachovia Bank Commercial Mortgage Trust,
Series 05-C18 A4 4.935%, 4/15/42	90,000	87,701
Series 05-C19 A2 4.516%, 5/15/44	375,000	368,148
Series 06-C28 A2 5.500%, 10/15/48	375,000	378,511
Series 06-C29 A4 5.308%, 11/15/48	350,000	347,067
Washington Mortgage Pass-Through Certificate,
Series 02-AR2 A 5.626%, 2/27/34 (l)	36,719	36,771
Series 02-AR6 A 6.414%, 6/25/42 (l)	8,066	8,069
Series 02-AR10 A6 4.816%, 10/25/32 (l)	9,130	9,100
Series 03-R1 A1 5.860%, 12/25/27 (l)	857,518	857,440
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2 4.481%, 7/25/34 (l)	168,066	164,389

		13,582,204

Total Asset-Backed and Mortgage-Backed Securities		22,048,718

Consumer Discretionary (0.8%)
Automobiles (0.2%)
DaimlerChrysler N.A. Holding Corp.
5.820%, 9/10/07 (l)	150,000	150,193
6.500%, 11/15/13	85,000	89,480

		239,673

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	47,783

Media (0.5%)
Comcast Cable Communications LLC
6.750%, 1/30/11	15,000	15,803
Comcast Cable Holdings LLC
7.125%, 2/15/28	10,000	10,754
Comcast Corp.
6.500%, 1/15/17	100,000	106,194
7.050%, 3/15/33	105,000	113,928
6.500%, 11/15/35	25,000	25,444
Historic TW, Inc.
9.150%, 2/1/23	10,000	12,570
6.625%, 5/15/29	82,000	83,537
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,312
News America, Inc.
7.280%, 6/30/28	25,000	27,526
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	22,283
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,263
6.875%, 5/1/12	100,000	106,490
7.625%, 4/15/31	30,000	33,933

		575,037

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	9,901
May Department Stores Co.
6.650%, 7/15/24	5,000	4,964

		14,865

Total Consumer Discretionary		877,358

Energy (0.7%)
Energy Equipment & Services (0.4%)
Halliburton Co.
5.500%, 10/15/10	75,000	75,938
7.600%, 8/15/96 §	25,000	28,859
Transocean, Inc.
5.548%, 9/5/08 (l)	300,000	300,120

		404,917

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	175,000	175,442
ConocoPhillips
7.000%, 3/30/29	20,000	22,604
El Paso Corp.
7.750%, 1/15/32	500	558
EnCana Holdings Finance Corp.
5.800%, 5/1/14	75,000	76,466
Pemex Project Funding Master Trust
9.125%, 10/13/10	20,000	22,442
8.000%, 11/15/11	50,000	55,450
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	42,240	41,552

		394,514

Total Energy		799,431

Financials (11.9%)
Capital Markets (1.9%)
Bank of New York Co., Inc.
3.750%, 2/15/08	75,000	74,059
Goldman Sachs Group, Inc.
5.390%, 12/23/08 (l)	100,000	99,968
5.440%, 6/23/09 (l)	500,000	500,379
5.250%, 10/15/13	370,000	367,855
Lehman Brothers Holdings, Inc.
5.750%, 7/18/11	100,000	102,187
Merrill Lynch & Co., Inc.
5.450%, 8/14/09 (l)	300,000	300,123
Morgan Stanley
5.050%, 1/21/11	125,000	124,428
5.600%, 1/9/12 (l)	550,000	549,970
5.625%, 1/9/12	100,000	101,513
5.300%, 3/1/13	20,000	20,064

		2,240,546

Certificates of Deposit (2.0%)
Barclays Bank plc/New York
5.350%, 3/13/09 (l)	830,000	830,590
Fortis Bank S.A./New York
5.265%, 4/28/08 (l)	400,000	400,135
Nordea Bank Finland plc/New York
5.298%, 5/28/08 (l)	400,000	400,119
Royal Bank of Scotland plc/New York
5.260%, 7/3/08 (l)	200,000	199,939

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale/New York
5.269%, 6/30/08 (l)	$100,000	$100,002
Unicredito Italiano Bank plc/New York
5.350%, 5/6/08 (l)	400,000	399,992

		2,330,777

Commercial Banks (3.1%)
BAC Capital Trust XI
6.625%, 5/23/36	25,000	26,797
Bank One Corp.
2.625%, 6/30/08	25,000	24,257
Charter One Bank N.A.
5.405%, 4/24/09 (l)	300,000	300,226
HBOS Treasury Services plc
3.600%, 8/15/07 §	20,000	19,911
3.500%, 11/30/07 §	40,000	39,607
5.000%, 11/21/11 §	435,000	433,198
HSBC Bank USA N.A.
4.625%, 4/1/14	30,000	28,778
HSBC Capital Funding LP/Jersey Channel Islands
10.176%, 12/29/49 §(l)	150,000	219,007
HSBC Holdings plc
5.375%, 12/20/12	90,000	127,629
National Australia Bank Ltd.
5.380%, 9/11/09 §(l)	300,000	300,211
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09	25,000	26,220
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)	110,000	107,174
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)	80,000	77,245
Rabobank Nederland
5.350%, 4/6/09 §(l)	500,000	500,196
Royal Bank of Scotland plc
5.360%, 4/11/08 §(l)	200,000	200,166
5.750%, 7/6/12 (l)	100,000	100,054
Santander U.S. Debt S.A. Unipersonal
5.408%, 11/20/09 §(l)	200,000	200,579
SunTrust Banks, Inc.
3.625%, 10/15/07	80,000	79,352
4.000%, 10/15/08	15,000	14,735
SunTrust Capital VIII
6.100%, 12/15/36 (l)	50,000	47,533
U.S. Bancorp
3.950%, 8/23/07	15,000	14,934
Wachovia Bank N.A.
5.390%, 3/23/09 (l)	300,000	299,985
Wells Fargo & Co.
4.625%, 8/9/10	310,000	306,707
4.875%, 1/12/11	60,000	59,722

		3,554,223

Consumer Finance (0.0%)
SLM Corp.
5.655%, 1/27/14 (l)	35,000	31,801

Diversified Financial Services (4.4%)
Bank of America Corp.
6.250%, 4/1/08	15,000	15,089
4.500%, 8/1/10	235,000	231,603
Bank of America N.A.
5.350%, 12/18/08 (l)	500,000	500,006
Citigroup Global Markets Holdings, Inc.
5.450%, 3/17/09	1,200,000	1,201,203
Citigroup, Inc.
3.500%, 2/1/08	45,000	44,420
3.625%, 2/9/09	40,000	39,068
4.125%, 2/22/10	525,000	513,471
6.875%, 2/15/98	25,000	27,227
General Electric Capital Corp.
3.450%, 7/16/07	15,000	14,945
5.355%, 10/24/08 (l)	100,000	100,035
5.455%, 6/15/09 (l)	300,000	300,446
4.125%, 9/1/09	810,000	795,280
5.420%, 5/10/10 (l)	200,000	200,160
5.000%, 12/1/10	100,000	99,961
5.000%, 11/15/11	335,000	333,776
JPMorgan Chase & Co.
6.375%, 2/15/08	25,000	25,107
3.625%, 5/1/08	205,000	201,570
MassMutual Global Funding II
2.550%, 7/15/08 §	30,000	28,907
Nationwide Building Society
3.500%, 7/31/07 §	50,000	49,776
4.250%, 2/1/10 §	90,000	87,901
Pemex Finance Ltd.
9.030%, 2/15/11 #	80,000	85,702
Racers, Series 97-R-8-3
5.660%, 8/15/07 †(l)(b)	100,000	100,131
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	25,000	24,700
UFJ Finance Aruba AEC
6.750%, 7/15/13	30,000	32,335

		5,052,819

Insurance (0.4%)
ASIF Global Financing XXIII
3.900%, 10/22/08 §	45,000	44,176
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	20,000	19,940
3.375%, 10/15/08	25,000	24,391
4.125%, 1/15/10	150,000	146,979
MetLife, Inc.
6.400%, 12/15/36	125,000	124,758
Metropolitan Life Global Funding I
3.375%, 10/5/07 §	25,000	24,715
Travelers Property Casualty Corp.
5.000%, 3/15/13	65,000	64,008

		448,967

Real Estate Management & Development (0.1%)
ERP Operating LP
6.625%, 3/15/12	75,000	79,848

Total Financials		13,738,981

Government Securities (83.1%)
Agency ABS (0.9%)
Small Business Administration Participation Certificates,
Series 03-20I 1 5.130%, 9/1/23	77,036	77,322
Series 04-20C 1 4.340%, 3/1/24	566,101	539,621
Series 05-20B 1 4.625%, 2/1/25	432,933	418,361

		1,035,304

Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
4.500%, 1/15/16	230,458	227,593
5.000%, 12/15/17	60,000	59,023
5.000%, 2/15/18	390,000	383,602
4.500%, 4/15/25	198,316	196,970
6.500%, 4/15/29	141,239	145,562

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 5/15/29		$1,098,439	$1,101,632
5.670%, 12/15/29 (l)		34,195	34,343
5.500%, 1/15/31		78,167	78,630
5.500%, 4/15/35		91,004	91,900
5.500%, 5/15/35		421,167	425,200
5.000%, 8/1/35 IO		428,032	98,463
5.500%, 8/1/35 IO		553,880	126,265
Pass Through Trust 6.500%, 7/25/43		68,459	70,135
Federal National Mortgage Association
5.000%, 3/25/18		30,000	29,399
5.500%, 5/25/27		372,331	372,950
6.000%, 8/25/28		57,641	57,860
5.310%, 8/25/33		100,000	99,361
5.500%, 12/25/33		69,171	69,583
5.500%, 1/25/34		78,872	79,353
6.500%, 7/25/34		38,571	39,539
5.500%, 2/25/35		69,616	70,221
5.000%, 6/1/35 IO		670,110	153,546
5.570%, 7/25/35 (l)		190,075	190,353
5.500%, 8/25/35		708,811	714,351
5.500%, 1/1/36 IO		624,251	145,114
Government National Mortgage Association
6.500%, 6/20/32		136,796	141,679

			5,202,627

Foreign Governments (1.3%)
Federative Republic of Brazil
8.000%, 1/15/18		200,000	226,840
7.125%, 1/20/37		33,000	37,323
Hong Kong Government International Bond
5.125%, 8/1/14 §		350,000	350,496
Israel Government AID Bond
5.500%, 4/26/24		50,000	51,792
5.500%, 9/18/33		40,000	41,627
Republic of Panama
9.625%, 2/8/11		113,000	129,085
Republic of Peru
9.125%, 1/15/08		230,000	235,175
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	56,142
United Mexican States
6.055%, 1/13/09 (l)		$30,000	30,270
10.375%, 2/17/09		53,000	57,887
6.750%, 9/27/34		239,000	266,485

			1,483,122

Municipal Bonds (0.0%)
New York City Municipal Water Finance Authority, Series 1105
6.060%, 6/15/34 §(l)		10,000	11,003
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35		50,000	53,915

			64,918

U.S. Government Agencies (64.2%)
Federal Home Loan Bank
4.000%, 2/1/08		560,000	555,170
4.625%, 9/11/20		2,400,000	2,284,850
Federal Home Loan Mortgage Corp.
4.625%, 5/28/13		75,000	73,072
5.500%, 2/1/14		53,311	53,544
6.000%, 1/1/17		30,475	31,017
6.500%, 1/1/17		115,974	118,920
6.000%, 2/1/17		27,276	27,762
4.500%, 3/1/20		77,005	74,591
4.500%, 4/1/20		79,314	76,828
4.500%, 5/1/20		87,380	84,641
4.500%, 8/1/20		158,562	153,830
6.500%, 7/1/29		36,411	37,600
7.376%, 11/1/31 (l)		3,658	3,706
5.500%, 5/1/33		387,256	383,962
5.000%, 4/1/34		306,884	297,140
5.500%, 7/1/35		72,550	71,835
4.807%, 9/1/35 (l)		781,046	779,432
5.750%, 4/1/37 (l)		350,000	352,115
5.500%, 6/15/38 TBA		1,600,000	1,582,000
Federal National Mortgage Association
5.390%, 12/1/11		88,106	88,819
5.250%, 8/1/12		140,000	141,748
4.625%, 5/1/13		300,000	294,684
5.125%, 1/2/14		125,000	125,396
5.500%, 6/1/17		4,724	4,743
7.000%, 11/1/17		23,505	24,246
5.000%, 8/1/18		64,155	63,406
4.500%, 10/1/18		53,383	51,825
5.000%, 11/1/18		148,562	146,828
5.000%, 2/1/19		20,515	20,276
6.000%, 2/1/19		287,942	292,777
5.000%, 5/1/19		441,986	437,051
4.000%, 6/1/19		536,783	508,049
5.000%, 8/1/19		565,517	558,331
5.500%, 8/1/19		95,122	95,380
6.000%, 8/1/19		476,586	484,588
5.000%, 11/1/19		520,639	514,023
5.500%, 11/1/19		29,474	29,554
5.000%, 1/1/20		239,305	236,264
5.500%, 6/1/20		994,177	997,652
5.000%, 1/1/21		647,170	638,398
6.000%, 1/1/21		23,940	24,355
5.000%, 2/1/21		179,976	177,526
6.000%, 4/1/21		911,401	927,337
6.000%, 6/1/21		304,372	309,351
5.500%, 7/1/21		275,594	275,981
6.000%, 7/1/21		254,383	258,545
5.000%, 2/1/22		1,090,427	1,075,005
7.000%, 9/1/31		20,433	21,364
7.000%, 1/1/32		867	906
6.500%, 2/1/32		55,534	57,264
7.000%, 5/1/32		10,075	10,530
6.000%, 12/1/32		803,326	814,088
5.608%, 3/1/33 (l)		109,193	110,499
5.139%, 4/1/33 (l)		12,454	12,453
5.500%, 4/1/33		125,877	124,811
5.500%, 12/1/33		912,198	904,475
5.500%, 2/1/34		511,716	507,055
6.000%, 2/1/34		436,722	441,994
5.500%, 3/1/34		536,050	531,167
5.500%, 4/1/34		1,225,194	1,214,707
5.500%, 5/1/34		365,440	362,111
6.500%, 5/1/34		129,783	133,825
5.500%, 7/1/34		341,866	338,751
5.500%, 8/1/34		757,918	751,014
6.000%, 8/1/34		176,777	178,911
5.500%, 9/1/34		1,281,821	1,270,144
5.500%, 11/1/34		4,110,431	4,072,988
5.500%, 1/1/35		1,438,771	1,425,665
5.500%, 2/1/35		7,614,837	7,546,851
5.000%, 11/1/35		351,461	339,893
5.000%, 3/1/36		1,462,747	1,414,603
5.500%, 6/1/36		2,832,057	2,801,481
5.500%, 8/1/36		1,404,444	1,389,281
5.500%, 12/1/36		198,383	196,241
5.500%, 2/1/37		997,766	986,678
7.255%, 12/1/40 (l)		9,538	9,655
6.000%, 4/25/22 TBA		1,300,000	1,320,719

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
4.500%, 5/25/22 TBA		$1,400,000	$1,354,937
5.500%, 5/25/22 TBA		1,400,000	1,401,750
4.500%, 6/25/22 TBA		800,000	774,500
5.000%, 5/25/37 TBA		4,100,000	3,960,346
6.000%, 5/25/37 TBA		13,500,000	13,601,250
6.500%, 5/25/37 TBA		2,000,000	2,041,876
4.500%, 6/25/37 TBA		200,000	187,812
5.500%, 6/25/37 TBA		1,300,000	1,285,375
Government National Mortgage Association
5.125%, 1/20/16 (l)		16,007	16,069
5.750%, 9/20/21 (l)		29,458	29,779
6.125%, 11/20/22 (l)		7,155	7,251
5.375%, 4/20/27 (l)		50,831	51,435
5.750%, 7/20/27 (l)		17,870	18,074
5.500%, 12/15/28		5,220	5,207
6.000%, 2/15/29		126,956	129,160
7.500%, 5/15/30		31,850	33,375
7.500%, 7/15/30		22,927	24,025
7.000%, 9/15/31		13,416	14,080
7.500%, 9/15/31		8,285	8,680
5.500%, 1/15/32		140,508	139,948
6.000%, 2/15/32		27,072	27,518
7.000%, 5/15/32		19,690	20,662
6.000%, 9/15/32		116,641	118,562
5.500%, 1/15/33		154,722	154,103
5.500%, 2/15/33		44,297	44,120
5.500%, 7/15/33		55,552	55,330
5.500%, 12/15/33		266,890	265,821
5.500%, 1/15/34		882,833	878,965
6.000%, 1/15/34		61,704	62,619
5.500%, 2/15/34		403,600	401,832
5.500%, 2/15/36		73,269	72,882
5.500%, 4/15/36		68,841	68,477
5.500%, 5/15/36		1,292,384	1,285,550
Resolution Funding Strip
(Zero Coupon), 7/15/18		25,000	14,459
(Zero Coupon), 10/15/18		25,000	14,257
Small Business Administration
4.524%, 2/10/13		89,545	87,170
4.504%, 2/1/14		244,530	238,023
U.S. Department of Housing and Urban Development, Series 03-A
5.380%, 8/1/18		130,000	130,513

			74,160,069

U.S. Treasuries (12.2%)
U.S. Treasury Bonds
6.125%, 8/15/29		900,000	1,050,961
4.500%, 2/15/36		25,000	23,707
4.750%, 2/15/37		700,000	692,453
Inflation Indexed 2.000%, 1/15/26		537,899	510,668
2.375%, 1/15/27		166,383	167,611
U.S. Treasury Notes
4.750%, 12/31/08		10,200,000	10,207,171
3.500%, 12/15/09		200,000	194,867
4.500%, 2/15/16		600,000	595,289
4.625%, 2/15/17		475,000	474,777
U.S. Treasury STRIPS
11/15/27 PO		375,000	137,088

			14,054,592

Total Government Securities			96,000,632

Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36		75,000	74,530
Merck & Co., Inc.
6.400%, 3/1/28		25,000	26,417

Total Health Care			100,947

Industrials (0.3%)
Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09		340,000	351,485
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13		1,381	1,404

			352,889

Industrial Conglomerates (0.0%)
Tyco International Group S.A.
6.375%, 10/15/11		35,000	36,983

Total Industrials			389,872

Materials (0.1%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.375%, 8/1/08		129,000	126,922

Total Materials			126,922

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
8.000%, 11/15/31		22,000	27,566
AT&T, Inc.
4.214%, 6/5/07 §		50,000	49,942
4.125%, 9/15/09		174,000	170,201
BellSouth Corp.
5.460%, 8/15/08 (l)		100,000	100,063
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	81,000	127,695
8.250%, 6/15/30		$70,000	87,859
France Telecom S.A.
6.750%, 3/14/08 §(m)	EUR	120,000	166,960
New England Telephone & Telegraph
7.875%, 11/15/29		$5,000	5,688
Qwest Corp.
7.625%, 6/15/15		110,000	117,562
Sprint Capital Corp.
8.750%, 3/15/32		35,000	41,305
Telecom Italia Capital S.A.
6.000%, 9/30/34		80,000	74,578
7.200%, 7/18/36		75,000	80,234
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		75,000	78,530
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	11,476

			1,139,659

Wireless Telecommunication Services (0.4%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	63,347
Sprint Nextel Corp.
6.000%, 12/1/16		50,000	49,071
Vodafone Group plc
5.440%, 12/28/07 (l)		245,000	245,113
7.750%, 2/15/10		65,000	69,281

			426,812

Total Telecommunication Services			1,566,471

Utilities (1.1%)
Electric Utilities (0.7%)
AEP Texas Central Co.
6.650%, 2/15/33		115,000	124,191

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Appalachian Power Co.
3.600%, 5/15/08		$65,000	$63,871
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	49,447
Florida Power & Light Co.
4.950%, 6/1/35		75,000	66,743
Nevada Power Co., Series L
5.875%, 1/15/15		100,000	100,759
Niagara Mohawk Power Corp., Series G
7.750%, 10/1/08		100,000	103,311
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	94,343
Progress Energy, Inc.
7.100%, 3/1/11		31,000	33,110
Public Service Electric & Gas Co.
5.250%, 7/1/35		25,000	23,088
Scottish Power plc
4.910%, 3/15/10		125,000	124,091

			782,954

Gas Utilities (0.1%)
CenterPoint Energy, Inc., Series B
7.875%, 4/1/13		65,000	72,592
Consolidated Natural Gas Co., Series A
5.000%, 3/1/14		25,000	24,350

			96,942

Multi-Utilities (0.3%)
Dominion Resources, Inc., Series D
5.650%, 9/28/07 (l)		200,000	200,064
5.125%, 12/15/09		25,000	24,984
Ipalco Enterprises, Inc.
8.375%, 11/14/08		100,000	103,250
PSEG Energy Holdings LLC
8.500%, 6/15/11		50,000	54,125
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	39,952

			422,375

Total Utilities			1,302,271

Total Long-Term Debt Securities (118.6%)
(Cost $137,360,512)			136,951,603

	Number of Shares
COMMON STOCKS
Utilities (0.0%)
Independent Power Producers & Energy Traders
Dynegy, Inc., Class A
(Cost $ —)		48	452

	Principal Amount
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.1%)
HSBC Bank USA N.A.
3.87%, 6/7/07 #		$125,000	124,799

Government Securities (5.4%)
Federal National Mortgage Association
5.09%, 7/25/07 (o)(p)		1,000,000	987,982
France Treasury Bills BTF
3.51%, 5/16/07 (p)		1,300,000	1,771,285
3.63%, 6/14/07 (p)		1,900,000	2,581,108
German Treasury Bills
3.50%, 6/13/07 (p)	EUR	280,000	380,476
U.S. Treasury Bills
4.70%, 6/14/07 (p)#		$450,000	447,372

Total Government Securities			6,168,223

Time Deposit (4.4%)
JPMorgan Chase Nassau
4.74%, 5/1/07		5,060,580	5,060,580

Total Short Term Investments (9.9%)
(Cost/Amortized Cost $11,201,218)			11,353,602

	Number of Contracts
OPTIONS PURCHASED:
Call Options (0.0%)
U.S. 10 Year Treasury Note Futures
May-07 @ $113.00*		80	1,250

Put Options (0.0%)
EuroDollar Futures
September-07 @ $90.75*		44	275
September-07 @ $91.00*		42	263
December-07 @ $91.50*		10	63
December-07 @ $92.00*		50	313
December-07 @ $92.25*		24	150
March-08 @ $92.75*		76	474
March-08 @ $93.00*		53	331
June-08 @ $92.50*		299	1,868
U.S. 10 Year Treasury Note Futures
May-07 @ $105.00*		9	141

Total Put Options			3,878

Total Options Purchased (0.0%)
(Cost $11,154)			5,128

Total Investments Before Securities Sold Short (128.5%)
(Cost/Amortized Cost $148,572,884)			148,310,785

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-12.8%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/37 TBA		$(300,000)	(289,875)
Federal National Mortgage Association
5.000%, 5/15/37 TBA		(4,900,000)	(4,844,875)
6.000%, 5/15/37 TBA		(300,000)	(302,250)
5.500%, 6/15/37 TBA		(9,500,000)	(9,393,125)

Total Securities Sold Short (-12.8%)
(Proceeds Received $14,829,438)			(14,830,125)

Total Investments After Securities Sold Short (115.7%)
(Cost/Amortized Cost $133,743,446)			138,480,660
Other Assets Less Liabilities (-15.7%)			(18,028,601)

Net Assets (100%)			$115,452,059

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

*	Non-income producing.
†	Securities (totaling $100,131 or 0.09% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $3,453,110 or 2.99% of net assets. Securities denoted with “§” but without “”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(l)	Floating rate security. Rate disclosed is as of April 30, 2007.
(m)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of April 30, 2007.
(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

PO — Principal only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

At April 30, 2007 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 4/30/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling	19	December-07	$4,497,690	$4,469,080	$(28,610)
British Pound Sterling	53	March-08	12,518,385	12,474,329	(44,056)
EURODollar	308	December-07	73,133,157	73,142,300	9,143
EURODollar	304	March-08	72,289,725	72,340,600	50,875
U.S. Treasury Bond	51	June-07	5,745,398	5,699,250	(46,148)
U.S. 10 Year Treasury Notes	7	June-07	760,594	758,297	(2,297)

					$(61,093)

Sales
U.S. 5 Year Treasury Notes	17	June-07	$1,793,994	$1,799,078	$(5,084)
U.S. 10 Year Treasury Notes	104	June-07	11,257,703	11,266,125	(8,422)

					(13,506)

					$(74,599)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

At April 30, 2007 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
Brazilian Real, expiring 5/3/07	110	$50,000	$54,050	$4,050
Brazilian Real, expiring 5/3/07	153	70,000	75,515	5,515
Brazilian Real, expiring 5/3/07	154	70,000	75,636	5,636
Brazilian Real, expiring 3/4/08	417	192,454	196,584	4,130
Brazilian Real, expiring 3/4/08	573	270,000	270,128	128
Chilean Peso, expiring 6/19/07	5,417	10,274	10,310	36
Chilean Peso, expiring 11/5/07	42,109	77,850	80,182	2,332
Chinese Yuan, expiring 1/10/08	42	5,760	5,727	(33)
Chinese Yuan, expiring 1/10/08	42	5,755	5,727	(28)
Chinese Yuan, expiring 1/10/08	42	5,755	5,727	(28)
Chinese Yuan, expiring 1/10/08	3,537	479,300	477,195	(2,105)
Chinese Yuan, expiring 1/10/08	516	69,986	69,669	(317)
Chinese Yuan, expiring 1/10/08	27	3,666	3,649	(17)
Chinese Yuan, expiring 3/7/08	601	82,000	81,923	(77)
Chinese Yuan, expiring 3/7/08	1,203	164,000	163,913	(87)
Chinese Yuan, expiring 3/7/08	608	83,000	82,888	(112)
Chinese Yuan, expiring 3/7/08	601	82,000	81,823	(177)
Chinese Yuan, expiring 3/7/08	1,164	159,000	158,645	(355)
Chinese Yuan, expiring 3/7/08	1,157	158,000	157,658	(342)
Chinese Yuan, expiring 3/7/08	541	74,000	73,749	(251)
Chinese Yuan, expiring 3/2/09	932	133,000	128,108	(4,892)
European Union, expiring 5/24/07	120	163,100	163,907	807
European Union, expiring 5/24/07	280	381,170	382,451	1,281
Indonesian Rupiah, expiring 8/28/07	177,600	19,403	19,553	150
Japanese Yen, expiring 5/15/07	53,260	450,120	446,572	(3,548)
Korean Won, expiring 5/7/07	147,771	157,437	158,754	1,317
Korean Won, expiring 9/21/07	37,120	39,476	40,002	526
Korean Won, expiring 9/21/07	344,008	370,000	370,717	717
Mexican Peso, expiring 3/13/08	3,025	270,000	270,496	496
Polish Zloty, expiring 9/28/07	552	191,024	199,748	8,724
Polish Zloty, expiring 9/28/07	766	270,000	277,177	7,177
Russian Rubles, expiring 9/19/07	312	11,935	12,167	232
Russian Rubles, expiring 9/19/07	312	11,924	12,167	243
Russian Rubles, expiring 12/10/07	1,759	67,139	68,542	1,403
Russian Rubles, expiring 12/10/07	1,713	65,387	66,766	1,379
Russian Rubles, expiring 12/10/07	1,528	58,289	59,541	1,252
Russian Rubles, expiring 12/10/07	6,992	270,000	272,506	2,506
Singapore Dollar, expiring 8/7/07	16	10,404	10,345	(59)
Singapore Dollar, expiring 9/21/07	555	370,000	369,357	(643)
Taiwan Dollar, expiring 5/2/07	75	2,269	2,251	(18)
Taiwan Dollar, expiring 5/2/07	78	2,360	2,342	(18)
Taiwan Dollar, expiring 5/2/07	78	2,360	2,342	(18)
Taiwan Dollar, expiring 5/2/07	79	2,400	2,379	(21)
South African Rand, expiring 5/16/07	71	10,000	10,037	37
South African Rand, expiring 5/16/07	142	20,000	20,055	55
South African Rand, expiring 5/16/07	71	10,000	10,103	103
South African Rand, expiring 6/13/07	148	20,624	20,877	253

				$37,339

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

At April 30, 2007 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows (continued): (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S.$ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Sell Contracts
Brazilian Real, expiring 5/3/07	417	$200,894	$205,202	$(4,308)
Brazilian Real, expiring 3/4/08	220	102,325	103,749	(1,424)
Chinese Yuan, expiring 1/10/08	1,139	154,346	153,658	688
Chinese Yuan, expiring 1/10/08	2,803	380,562	378,146	2,416
Chinese Yuan, expiring 1/10/08	266	36,013	35,889	124
Chinese Yuan, expiring 3/7/08	5,876	803,378	800,600	2,778
Chinese Yuan, expiring 3/2/09	952	135,698	130,856	4,842
European Union, expiring 5/24/07	5,657	7,691,466	7,726,877	(35,411)
British Pound, expiring 5/17/07	196	386,839	391,912	(5,073)
Indonesian Rupiah, expiring 8/28/07	177,600	19,221	19,553	(332)
Japanese Yen, expiring 5/15/07	54,679	454,379	458,470	(4,091)
Korean Won, expiring 9/21/07	242,153	260,800	260,954	(154)
Mexican Peso, expiring 3/13/08	2,861	256,636	255,873	763
Polish Zloty, expiring 9/28/07	656	237,741	237,534	207
Russian Rubles, expiring 12/10/07	2,812	108,279	109,592	(1,313)
Singapore Dollar, expiring 7/18/07	15	9,819	9,795	24
South African Rand, expiring 5/16/07	284	40,369	40,196	173
South African Rand, expiring 6/13/07	148	20,192	20,877	(685)

				$(40,776)

				$(3,437)

Options written for the six months ended April 30, 2007, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2006	6	$1,405
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(6)	(1,405)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—April 30, 2007	—	$—

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$121,522,163
U.S. Government securities	137,702,624

$259,224,787

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,439,624
U.S. Government securities	128,659,956

$247,099,580

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$768,377
Aggregate gross unrealized depreciation	(1,130,879)

Net unrealized depreciation	$(362,502)

Federal income tax cost of investments	$148,673,287

The Fund has a net capital loss carryforward of $1,366,366 of which $162,423 expires in the year 2013 and $1,203,943 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $8,622,816)	$8,894,116
Unaffiliated issuers (Amortized Cost $44,094)	44,094
Dividends receivable from affiliated securities	16,900
Interest and other receivables	225
Other assets	19,602

Total assets	8,974,937

LIABILITIES
Overdraft payable	28,812
Payable for Fund shares redeemed	22,895
Recoupment fees payable	17,490
Administrative fees payable	3,957
Distribution fees payable	3,440
Investment management fees payable	1,451
Trustees’ fees payable	414
Accrued expenses	34,191

Total liabilities	112,650

NET ASSETS	$8,862,287

Net assets were comprised of:
Paid in capital	$8,507,975
Accumulated undistributed net investment income	57,433
Accumulated undistributed net realized gain	25,579
Unrealized appreciation on investments	271,300

Net assets	$8,862,287

Class A
Net asset value and redemption price per share, $6,621,485 / 622,645 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.63
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.16

Class B
Net asset value and offering price per share, $1,151,611 / 108,488 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

Class C
Net asset value and offering price per share, $1,078,543 / 101,667 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.61

Class Y
Net asset value, offering and redemption price per share, $10,648 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$162,248
Interest	1,613

Total income	163,861

EXPENSES
Registration and filing fees	50,243
Administrative fees	23,495
Professional fees	21,431
Transfer agent fees	14,150
Custodian fees	8,351
Investment management fees	8,185
Printing and mailing expenses	3,591
Trustees’ fees	643
Distribution fees—Class A	9,303
Distribution fees—Class B	5,298
Distribution fees—Class C	4,567
Miscellaneous	3,544

Gross expenses	152,801
Less: Waiver from investment advisor	(31,680)
Reimbursement from investment advisor	(93,766)

Net expenses	27,355

NET INVESTMENT INCOME	136,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(2,388)
Net distributions of realized gain received from Underlying Funds	83,036

Net realized gain	80,648
Net change in unrealized appreciation on securities	108,782

NET REALIZED AND UNREALIZED GAIN	189,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$325,936

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$136,506	$162,107
Net realized gain (loss) on investments	80,648	(27,017)
Net change in unrealized appreciation on investments	108,782	187,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	325,936	322,585

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(181,827)	(31,602)
Class B	(24,017)	(4,540)
Class C	(18,305)	(6,504)
Class Y	(353)	(197)

	(224,502)	(42,843)

Distributions from net realized capital gains
Class A	(14,633)	(2,567)
Class B	(2,409)	(590)
Class C	(1,836)	(845)
Class Y	(24)	(12)

	(18,902)	(4,014)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(243,404)	(46,857)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 199,243 and 562,206 shares, respectively ]	2,098,075	5,731,425
Capital shares issued in reinvestment of dividends and distributions [ 17,166 and 2,620 shares, respectively ]	178,184	26,356
Capital shares redeemed [ (140,212) and (182,121) shares, respectively ]	(1,465,401)	(1,853,110)

Total Class A transactions	810,858	3,904,671

Class B
Capital shares sold [ 18,222 and 85,886 shares, respectively ]	191,105	877,636
Capital shares issued in reinvestment of dividends and distributions [ 2,420 and 478 shares, respectively ]	25,148	4,834
Capital shares redeemed [ (8,227) and (35,034) shares, respectively ]	(86,372)	(360,205)

Total Class B transactions	129,881	522,265

Class C
Capital shares sold [ 38,203 and 63,962 shares, respectively ]	398,927	651,588
Capital shares issued in reinvestment of dividends and distributions [ 1,655 and 678 shares, respectively ]	17,183	6,930
Capital shares redeemed [ (11,309) and (40,666) shares, respectively ]	(118,042)	(422,560)

Total Class C transactions	298,068	235,958

Class Y
Capital shares sold [ 7 and 11 shares, respectively ]	75	109
Capital shares redeemed [ (7) and (11) shares, respectively ]	(75)	(109)

Total Class Y transactions	—	—

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,238,807	4,662,894

TOTAL INCREASE IN NET ASSETS	1,321,339	4,938,622
NET ASSETS:
Beginning of period	7,540,948	2,602,326

End of period (a)	$8,862,287	$7,540,948

(a) Includes accumulated undistributed net investment income of	$57,433	$145,429

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $ 30,896,788)	$32,835,531
Unaffiliated Issuers (Amortized Cost $ 206,778)	206,778
Cash	38,532
Dividends receivable from affiliated securities	36,394
Receivable for Fund shares sold	9,372
Receivable from investment manager	5,912
Interest and other receivables	792
Other assets	19,901

Total assets	33,153,212

LIABILITIES
Payable for Fund shares redeemed	38,309
Distribution fees payable	14,787
Administrative fees payable	6,944
Trustees’ fees payable	1,161
Accrued expenses	36,729

Total liabilities	97,930

NET ASSETS	$33,055,282

Net assets were comprised of:
Paid in capital	$30,491,057
Accumulated overdistributed net investment income.	(78,689)
Accumulated undistributed net realized gain	704,171
Unrealized appreciation on investments	1,938,743

Net assets	$33,055,282

Class A
Net asset value and redemption price per share, $21,259,374 / 1,874,155 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.34
Maximum sales charge (4.75% of offering price)	0.57

Maximum offering price to public	$11.91

Class B
Net asset value and offering price per share, $7,185,139 / 634,942 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.32

Class C
Net asset value and offering price per share, $4,524,843 / 399,790 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.32

Class Y
Net asset value, offering and redemption price per share, $ 85,926 / 7,573 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.35

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends
(All dividend income received from affiliates)	$414,231
Interest	6,133

Total income	420,364

EXPENSES
Registration and filing fees	51,598
Administrative fees	39,454
Transfer agent fees	38,588
Investment management fees	29,463
Professional fees	22,192
Printing and mailing expenses	12,762
Custodian fees	8,640
Trustees’ fees	2,224
Distribution fees—Class A	28,371
Distribution fees—Class B	32,394
Distribution fees—Class C	19,939
Miscellaneous	3,552

Gross expenses	289,177
Less: Waiver from investment advisor	(68,917)
Reimbursement from investment advisor	(110,065)

Net expenses	110,195

NET INVESTMENT INCOME	310,169

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	56,071
Net distributions of realized gain received from Underlying Funds	711,885

Net realized gain	767,956
Net change in unrealized appreciation on securities	890,649

NET REALIZED AND UNREALIZED GAIN	1,658,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,968,774

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$310,169	$260,030
Net realized gain on investments	767,956	147,253
Net change in unrealized appreciation on investments	890,649	1,069,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,968,774	1,476,585

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(414,512)	(78,160)
Class B	(113,596)	(34,391)
Class C	(67,506)	(18,103)
Class Y	(2,241)	(200)

	(597,855)	(130,854)

Distributions from net realized capital gains
Class A	(98,407)	(27,446)
Class B	(35,435)	(19,444)
Class C	(21,057)	(10,235)
Class Y	(445)	(53)

	(155,344)	(57,178)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(753,199)	(188,032)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 585,629 and 1,322,387 shares, respectively ]	6,461,308	13,849,423
Capital shares issued in reinvestment of dividends and distributions [ 46,499 and 10,186 shares, respectively ]	505,964	104,595
Capital shares redeemed [ (235,087) and (289,322) shares, respectively ]	(2,608,105)	(3,026,165)

Total Class A transactions	4,359,167	10,927,853

Class B
Capital shares sold [ 197,832 and 283,505 shares, respectively ]	2,173,885	2,964,044
Capital shares issued in reinvestment of dividends and distributions [ 12,848 and 5,080 shares, respectively ]	139,791	52,140
Capital shares redeemed [ (90,792) and (100,137) shares, respectively ]	(1,004,697)	(1,050,958)

Total Class B transactions	1,308,979	1,965,226

Class C
Capital shares sold [ 129,913 and 235,800 shares, respectively ]	1,434,319	2,464,852
Capital shares issued in reinvestment of dividends and distributions [ 7,672 and 2,487 shares, respectively ].	83,479	25,516
Capital shares redeemed [ (47,210) and (40,957) shares, respectively ]	(522,766)	(431,066)

Total Class C transactions	995,032	2,059,302

Class Y
Capital shares sold [ 433 and 26,281 shares, respectively ]	4,746	277,123
Capital shares issued in reinvestment of dividends and distributions [ 30 and 0 shares, respectively ]	326	—
Capital shares redeemed [ (2,539) and (17,634) shares, respectively ]	(28,075)	(186,577)

Total Class Y transactions	(23,003)	90,546

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,640,175	15,042,927

TOTAL INCREASE IN NET ASSETS	7,855,750	16,331,480
NET ASSETS:
Beginning of period	25,199,532	8,868,052

End of period (a)	$33,055,282	$25,199,532

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(78,689)	$208,997

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $134,685,827)	$150,336,859
Unaffiliated issuers (Amortized Cost $235,130)	235,130
Cash	76,759
Receivable from investment manager	94,746
Dividends receivable from affiliated securities	75,257
Receivable for Fund shares sold	24,054
Interest and other receivables	993
Other assets	1,498

Total assets	150,845,296

LIABILITIES
Payable for Fund shares redeemed	124,871
Distribution fees payable	66,334
Administrative fees payable	21,318
Trustees’ fees payable	5,608
Accrued expenses	107,323

Total liabilities	325,454

NET ASSETS	$150,519,842

Net assets were comprised of:
Paid in capital	$149,264,759
Accumulated overdistributed net investment income	(1,688,190)
Accumulated net realized loss	(12,707,759)
Unrealized appreciation on investments	15,651,032

Net assets	$150,519,842

Class A
Net asset value and redemption price per share, $98,172,269 / 11,445,977 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.58
Maximum sales charge (4.75% of offering price)	0.43

Maximum offering price to public	$9.01

Class B
Net asset value and offering redemption price per share, $40,000,063 / 4,782,992 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.36

Class C
Net asset value and offering redemption price per share, $11,854,029 / 1,422,955 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.33

Class Y
Net asset value, offering and redemption price per share, $493,481 / 57,181 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.63

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,519,532
Interest	6,842

Total income	1,526,374

EXPENSES
Transfer agent fees	274,949
Investment management fees	141,626
Administrative fees	123,575
Printing and mailing expenses	63,422
Professional fees	59,075
Registration and filing fees	44,736
Trustees’ fees	11,014
Custodian fees	8,463
Distribution fees—Class A	136,479
Distribution fees—Class B	196,593
Distribution fees—Class C	54,286
Miscellaneous	10,402

Gross expenses	1,124,620
Less: Waiver from investment advisor	(265,201)
Reimbursement from investment advisor	(330,244)

Net expenses	529,175

NET INVESTMENT INCOME	997,199

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	745,656
Net distributions of realized gain received from
Underlying Funds	5,522,703

Net realized gain	6,268,359
Net change in unrealized appreciation on securities	4,166,282

NET REALIZED AND UNREALIZED GAIN	10,434,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,431,840

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$997,199	$1,019,164
Net realized gain on investments	6,268,359	5,085,326
Net change in unrealized appreciation on investments	4,166,282	9,475,538

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,431,840	15,580,028

DIVIDENDS:
Dividends from net investment income
Class A	(2,156,606)	(1,204,478)
Class B	(756,964)	(587,085)
Class C	(199,653)	(98,269)
Class Y	(13,292)	(8,885)

TOTAL DIVIDENDS	(3,126,515)	(1,898,717)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,083,254 and 3,969,000 shares, respectively ]	17,209,231	30,544,867
Capital shares issued in reinvestment of dividends [ 254,109 and 154,157 shares, respectively ]	2,075,727	1,145,435
Capital shares redeemed [ (1,266,751) and (2,232,202) shares, respectively ]	(10,493,040)	(17,144,087)

Total Class A transactions	8,791,918	14,546,215

Class B
Capital shares sold [ 621,294 and 1,356,459 shares, respectively ]	5,011,263	10,168,479
Capital shares issued in reinvestment of dividends [ 92,426 and 77,723 shares, respectively ]	737,780	565,046
Capital shares redeemed [ (887,446) and (2,469,169) shares, respectively ]	(7,154,852)	(18,514,843)

Total Class B transactions	(1,405,809)	(7,781,318)

Class C
Capital shares sold [ 312,776 and 598,084 shares, respectively ]	2,513,901	4,483,303
Capital shares issued in reinvestment of dividends [ 24,386 and 13,212 shares, respectively ]	193,867	95,692
Capital shares redeemed [ (183,993) and (358,018) shares, respectively ]	(1,479,551)	(2,655,779)

Total Class C transactions	1,228,217	1,923,216

Class Y
Capital shares sold [ 2,504 and 15,166 shares, respectively ]	21,028	115,507
Capital shares issued in reinvestment of dividends [ 893 and 1,017 shares, respectively ]	7,332	7,607
Capital shares redeemed [ (1,218) and (3,130) shares, respectively ]	(10,132)	(24,857)

Total Class Y transactions	18,228	98,257

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,632,554	8,786,370

TOTAL INCREASE IN NET ASSETS	16,937,879	22,467,681
NET ASSETS:
Beginning of period	133,581,963	111,114,282

End of period (a)	$150,519,842	$133,581,963

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(1,688,190)	$441,126

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $29,000,304)	$32,003,281
Unaffiliated issuers (Amortized Cost $224,522)	224,522
Cash	50,243
Receivable for Fund shares sold	29,217
Receivable from investment manager	10,009
Dividends receivable from affiliated securities	2,448
Interest and other receivables	1,080
Other assets	19,845

Total assets	32,340,645

LIABILITIES
Distribution fees payable	15,566
Administrative fees payable	6,773
Payable for Fund shares redeemed	1,500
Trustees’ fees payable	931
Accrued expenses	45,140

Total liabilities	69,910

NET ASSETS	$32,270,735

Net assets were comprised of:
Paid in capital	$28,516,209
Accumulated overdistributed net investment income	(381,000)
Accumulated undistributed net realized gain	1,132,549
Unrealized appreciation on investments	3,002,977

Net assets	$32,270,735

Class A
Net asset value and redemption price per share, $18,043,602 / 1,402,311 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.87
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.51

Class B
Net asset value and offering price per share, $6,837,909 / 532,903 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.83

Class C
Net asset value and offering price per share, $7,115,123 / 555,044 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.82

Class Y
Net asset value, offering and redemption price per share, $274,101 / 21,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$177,840
Interest	6,668

Total income	184,508

EXPENSES
Transfer agent fees	55,937
Registration and filing fees	50,581
Administrative fees	37,359
Investment management fees	26,671
Professional fees	21,891
Printing and mailing expenses	11,592
Custodian fees	8,213
Trustees’ fees	1,949
Distribution fees—Class A	22,376
Distribution fees—Class B	28,782
Distribution fees—Class C	28,848
Miscellaneous	4,538

Gross expenses	298,737
Less: Waiver from investment advisor	(64,030)
Reimbursement from investment advisor	(127,978)

Net expenses	106,729

NET INVESTMENT INCOME	77,779

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	117,981
Net distributions of realized gain from
Underlying Funds	1,062,191

Net realized gain	1,180,172
Net change in unrealized appreciation on securities	1,400,881

NET REALIZED AND UNREALIZED GAIN	2,581,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,658,832

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,779	$(25,356)
Net realized gain on investments	1,180,172	215,884
Net change in unrealized appreciation on investments	1,400,881	1,528,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,658,832	1,719,053

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(285,523)	(56,827)
Class B	(87,624)	(20,471)
Class C	(78,768)	(19,148)
Class Y	(6,111)	(291)

	(458,026)	(96,737)

Distributions from net realized capital gains
Class A	(77,099)	(17,127)
Class B	(32,050)	(9,164)
Class C	(28,811)	(8,572)
Class Y	(1,360)	(69)

	(139,320)	(34,932)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(597,346)	(131,669)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 529,385 and 839,992 shares, respectively ]	6,495,610	9,509,339
Capital shares issued in reinvestment of dividends and distributions [ 29,745 and 6,791 shares, respectively ]	359,374	73,422
Capital shares redeemed [ (125,373) and (140,732) shares, respectively ]	(1,549,569)	(1,596,794)

Total Class A transactions	5,305,415	7,985,967

Class B
Capital shares sold [ 161,242 and 329,833 shares, respectively ]	1,984,641	3,703,549
Capital shares issued in reinvestment of dividends and distributions [ 9,538 and 2,714 shares, respectively ]	115,321	29,339
Capital shares redeemed [ (51,456) and (35,752) shares, respectively ]	(627,291)	(404,906)

Total Class B transactions	1,472,671	3,327,982

Class C
Capital shares sold [ 201,414 and 296,925 shares, respectively ]	2,464,885	3,342,509
Capital shares issued in reinvestment of dividends and distributions [ 8,376 and 2,552 shares, respectively ]	101,178	27,530
Capital shares redeemed [ (27,345) and (41,034) shares, respectively ]	(336,854)	(465,722)

Total Class C transactions	2,229,209	2,904,317

Class Y
Capital shares sold [ 6,872 and 18,135 shares, respectively ]	86,663	203,014
Capital shares issued in reinvestment of dividends and distributions [ 554 and 6 shares, respectively ]	6,690	67
Capital shares redeemed [ (3,422) and (1,977) shares, respectively ]	(41,106)	(22,232)

Total Class Y transactions	52,247	180,849

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,059,542	14,399,115

TOTAL INCREASE IN NET ASSETS	11,121,028	15,986,499
NET ASSETS:
Beginning of period	21,149,707	5,163,208

End of period (a)	$32,270,735	$21,149,707

(a) Includes accumulated overdistributed net investment income of	$(381,000)	$(753)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $8,574,261)	$11,099,091
Receivable for securities sold	30,891
Receivable from investment manager	23,735
Dividends, interest and other receivables	3,845
Other assets	8,456

Total assets	11,166,018

LIABILITIES
Overdraft payable	2
Payable for securities purchased	57,276
Administrative fees payable	12,861
Distribution fees payable	1,525
Payable for Fund shares redeemed	1,470
Trustees’ fees payable	738
Accrued expenses	53,791

Total liabilities	127,663

NET ASSETS	$11,038,355

Net assets were comprised of:
Paid in capital	$9,408,615
Accumulated net investment loss	(37,689)
Accumulated net realized loss	(857,401)
Unrealized appreciation on investments	2,524,830

Net assets	$11,038,355

Class A
Net asset value and redemption price per share, $868,108 / 81,607 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.64
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.17

Class B
Net asset value and offering price per share, $377,684 / 36,556 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.33

Class C
Net asset value and offering price per share, $316,589 / 30,654 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.33

Class P
Net asset value and redemption price per share, $3,032,796 / 283,676 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.31

Class Y
Net asset value, offering and redemption price per share, $6,443,178 / 597,819 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$10.78

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8 foreign withholding tax)	$40,979
Interest	5,366

Total income	46,345

EXPENSES
Administrative fees	77,661
Investment management fees	54,911
Registration and filing fees	47,476
Professional fees	20,106
Custodian fees	17,068
Transfer agent fees	14,381
Printing and mailing expenses	4,720
Trustees’ fees	881
Distribution fees—Class A	2,096
Distribution fees—Class B	1,841
Distribution fees—Class C	1,483
Distribution fees—Class P	3,884
Miscellaneous	5,892

Gross expenses	252,400
Less: Waiver from investment advisor	(132,572)
Reimbursement from investment advisor	(44,591)
Fees paid indirectly	(502)

Net expenses	74,735

NET INVESTMENT LOSS	(28,390)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	290,476
Net change in unrealized appreciation on securities	408,672

NET REALIZED AND UNREALIZED GAIN	699,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$670,758

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(28,390)	$(67,043)
Net realized gain on investments	290,476	762,161
Net change in unrealized appreciation (depreciation) on investments	408,672	(396,730)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	670,758	298,388

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 11,315 and 64,213 shares, respectively ]	116,117	641,828
Capital shares redeemed [ (21,579) and (10,425) shares, respectively ]	(221,547)	(104,221)

Total Class A transactions	(105,430)	537,607

Class B
Capital shares sold [ 9,632 and 27,013 shares, respectively ]	95,511	271,743
Capital shares redeemed [ (7,725) and (9,026) shares, respectively ]	(77,696)	(87,947)

Total Class B transactions	17,815	183,796

Class C
Capital shares sold [ 12,696 and 4,050 shares, respectively ]	126,111	37,929
Capital shares redeemed [ (5,471) and (8,504) shares, respectively ]	(55,017)	(84,058)

Total Class C transactions	71,094	(46,129)

Class P
Capital shares redeemed [ (30,514) and (71,758) shares, respectively ]	(316,467)	(707,409)

Class Y
Capital shares sold [ 1,065 and 4,659 shares, respectively ]	11,202	47,312
Capital shares redeemed [ (17,088) and (21,073) shares, respectively ]	(174,328)	(211,943)

Total Class Y transactions	(163,126)	(164,631)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(496,114)	(196,766)

TOTAL INCREASE IN NET ASSETS	174,644	101,622
NET ASSETS:
Beginning of period	10,863,711	10,762,089

End of period (a)	$11,038,355	$10,863,711

(a) Includes accumulated net investment loss of	$(37,689)	$(9,299)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 10,746,949)	$12,810,224
Receivable from investment manager	24,712
Receivable for securities sold	17,254
Dividends, interest and other receivables	9,969
Receivable for Fund shares sold	1,768
Other assets	9,807

Total assets	12,873,734

LIABILITIES
Overdraft payable	5,628
Payable for Fund shares redeemed	19,257
Administrative fees payable	13,075
Distribution fees payable	1,716
Trustees’ fees payable	937
Accrued expenses	58,485

Total liabilities	99,098

NET ASSETS	$12,774,636

Net assets were comprised of:
Paid in capital	$9,857,840
Accumulated undistributed net investment income	18,267
Accumulated undistributed net realized gain	835,254
Unrealized appreciation on investments and foreign currency translations	2,063,275

Net assets	$12,774,636

Class A
Net asset value and redemption price per share, $971,095 / 80,356 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.08
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.68

Class B
Net asset value and offering price per share, $ 316,747 / 27,059 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.71

Class C
Net asset value and offering price per share, $ 356,914 / 30,487 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.71

Class P
Net asset value and redemption price per share, $3,846,340 / 317,807 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.80

Class Y
Net asset value, offering and redemption price per share, $ 7,283,540 / 600,457 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$12.13

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $387 foreign withholding tax)	$108,607
Interest	4,777

Total income	113,384

EXPENSES
Administrative fees	78,848
Investment management fees	62,826
Registration and filing fees	47,475
Custodian fees	23,350
Professional fees	20,155
Transfer agent fees	14,009
Printing and mailing expenses	5,365
Trustees’ fees	995
Distribution fees—Class A	1,907
Distribution fees—Class B	1,798
Distribution fees—Class C	1,700
Distribution fees—Class P	4,875
Miscellaneous	5,491

Gross expenses	268,794
Less: Waiver from investment advisor	(141,674)
Reimbursement from investment advisor	(41,448)
Fees paid indirectly	(871)

Net expenses	84,801

NET INVESTMENT INCOME	28,583

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	922,512
Foreign currency transactions	(357)

Net realized gain	922,155

Change in unrealized appreciation on:
Securities	75,465
Foreign currency translations	105

Net change in unrealized appreciation	75,570

NET REALIZED AND UNREALIZED GAIN	997,725

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,026,308

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,583	$38,338
Net realized gain on investments and foreign currency transactions	922,155	955,356
Net change in unrealized appreciation on investments and foreign currency translations	75,570	683,193

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,026,308	1,676,887

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class P	(2,437)	(486)
Class Y	(23,667)	(20,103)

	(26,104)	(20,589)

Distributions from net realized capital gains
Class A	(56,749)	(20,021)
Class B	(28,133)	(9,013)
Class C	(24,241)	(14,423)
Class P	(294,425)	(155,164)
Class Y	(549,802)	(276,455)

	(953,350)	(475,076)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(979,454)	(495,665)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 30,635 and 32,328 shares, respectively ]	362,594	366,063
Capital shares issued in reinvestment of distributions [ 4,111 and 1,321 shares, respectively ]	47,530	14,547
Capital shares redeemed [ (10,801) and (13,852) shares, respectively ]	(125,287)	(154,979)

Total Class A transactions	284,837	225,631

Class B
Capital shares sold [ 7,907 and 13,006 shares, respectively ]	90,039	143,937
Capital shares issued in reinvestment of distributions [ 2,041 and 616 shares, respectively ] .	22,929	6,639
Capital shares redeemed [ (13,560) and (4,333) shares, respectively ]	(155,605)	(48,737)

Total Class B transactions	(42,637)	101,839

Class C
Capital shares sold [ 2,982 and 3,477 shares, respectively ]	33,374	38,214
Capital shares issued in reinvestment of distributions [ 1,701 and 1,117 shares, respectively ] .	19,102	12,032
Capital shares redeemed [ (3,147) and (9,514) shares, respectively ]	(37,294)	(106,636)

Total Class C transactions	15,182	(56,390)

Class P
Capital shares sold [ 24 and 41 shares, respectively ]	285	455
Capital shares issued in reinvestment of dividends and distributions [ 22,922 and 13,070 shares, respectively]	265,441	143,767
Capital shares redeemed [ (32,817) and (66,375) shares, respectively ]	(383,854)	(751,453)

Total Class P transactions	(118,128)	(607,231)

Class Y
Capital shares sold [ 145 and 5,692 shares, respectively ]	1,725	67,558
Capital shares issued in reinvestment of dividends and distributions [ 1,750 and 2,100 shares, respectively ]	20,302	23,142
Capital shares redeemed [ (9,477) and (66,529) shares, respectively ]	(110,291)	(731,705)

Total Class Y transactions	(88,264)	(641,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	50,990	(977,156)

TOTAL INCREASE IN NET ASSETS	97,844	204,066
NET ASSETS:
Beginning of period	12,676,792	12,472,726

End of period (a)	$12,774,636	$12,676,792

(a) Includes accumulated undistributed net investment income of	$18,267	$15,788

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 54,158,749)	$62,926,124
Cash	45
Foreign cash (Cost $58)	58
Receivable for securities sold	169,687
Dividends, interest and other receivables	58,931
Receivable for Fund shares sold	38,862
Other assets	10,421

Total assets	63,204,128

LIABILITIES
Payable for securities purchased	197,580
Payable for Fund shares redeemed	110,726
Administrative fees payable	19,163
Investment management fees payable	4,221
Distribution fees payable	3,480
Trustees’ fees payable	2,393
Accrued expenses	48,667

Total liabilities	386,230

NET ASSETS	$62,817,898

Net assets were comprised of:
Paid in capital	$51,400,056
Accumulated undistributed net investment income	145,658
Accumulated undistributed net realized gain	2,504,739
Unrealized appreciation on investments and foreign currency translations	8,767,445

Net assets	$62,817,898

Class A
Net asset value and redemption price per share, $2,346,304 / 165,575 shares outstanding (unlimited amount authorized: $0.001 per share)	$14.17
Maximum sales charge (4.75% of offering price)	0.71

Maximum offering price to public	$14.88

Class B
Net asset value and offering price per share, $1,396,199 / 99,555 shares outstanding (unlimited amount authorized: $0.001 per share)	$14.02

Class C
Net asset value and offering price per share, $766,758 / 54,651 shares outstanding (unlimited amount authorized: $0.001 per share)	$14.03

Class P
Net asset value and redemption price per share, $4,095,185 / 289,557 shares outstanding (unlimited amount authorized: $0.001 per share)	$14.14
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.96

Class Y
Net asset value, offering and redemption price share, $54,213,452 / 3,820,023 shares outstanding (unlimited amount authorized: $0.001 per share)	$14.19

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,700 foreign withholding tax)	$633,221
Interest	37,301

Total income	670,522

EXPENSES
Investment management fees	289,420
Administrative fees	112,837
Registration and filing fees	47,950
Custodian fees	40,458
Printing and mailing expenses	29,439
Professional fees	25,805
Transfer agent fees	21,819
Trustees’ fees	4,477
Distribution fees—Class A	4,907
Distribution fees—Class B	6,063
Distribution fees—Class C	3,607
Distribution fees—Class P	5,069
Miscellaneous	5,741

Gross expenses	597,592
Less: Waiver from investment advisor	(230,797)
Fees paid indirectly	(7,285)

Net expenses	359,510

NET INVESTMENT INCOME	311,012

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	2,639,122
Foreign currency transactions	82

Net realized gain	2,639,204

Change in unrealized appreciation on:
Securities	2,582,025
Foreign currency translations	21

Net change in unrealized appreciation	2,582,046

NET REALIZED AND UNREALIZED GAIN	5,221,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,532,262

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$311,012	$390,783
Net realized gain on investments and foreign currency transactions	2,639,204	2,180,837
Net change in unrealized appreciation on investments and foreign currency translations	2,582,046	4,797,673

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,532,262	7,369,293

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(8,136)	(678)
Class P	(24,869)	(15,082)
Class Y	(412,980)	(213,893)

	(445,985)	(229,653)

Distributions from net realized capital gains
Class A	(78,329)	(16,084)
Class B	(43,670)	(16,454)
Class C	(27,578)	(19,771)
Class P	(158,836)	(159,714)
Class Y	(1,845,734)	(1,331,637)

	(2,154,147)	(1,543,660)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,600,132)	(1,773,313)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 44,160 and 119,024 shares, respectively ]	600,441	1,496,352
Capital shares issued in reinvestment of dividends and distributions [ 6,018 and 1,027 shares, respectively ]	80,879	12,194
Capital shares redeemed [ (20,034) and (14,408) shares, respectively ]	(278,610)	(180,538)

Total Class A transactions	402,710	1,328,008

Class B
Capital shares sold [ 30,851 and 57,360 shares, respectively ]	416,562	714,260
Capital shares issued in reinvestment of distributions [ 2,537 and 1,016 shares, respectively ]	33,819	11,987
Capital shares redeemed [ (9,671) and (10,474) shares, respectively ]	(130,459)	(130,254)

Total Class B transactions	319,922	595,993

Class C
Capital shares sold [ 5,993 and 17,683 shares, respectively ]	80,917	215,202
Capital shares issued in reinvestment of distributions [ 1,369 and 1,367 shares, respectively ]	18,264	16,126
Capital shares redeemed [ (4,067) and (9,278) shares, respectively ]	(55,480)	(114,440)

Total Class C transactions	43,701	116,888

Class P
Capital shares sold [ 0 and 25 shares, respectively ]	—	304
Capital shares issued in reinvestment of dividends and distributions [ 11,788 and 12,937 shares, respectively ]	158,086	153,299
Capital shares redeemed [ (22,946) and (55,749) shares, respectively ]	(313,477)	(696,866)

Total Class P transactions	(155,391)	(543,263)

Class Y
Capital shares sold [ 387,270 and 890,552 shares, respectively ]	5,284,505	11,189,694
Capital shares issued in reinvestment of dividends and distributions [ 140,007 and 103,230 shares, respectively ]	1,881,690	1,226,385
Capital shares redeemed [ (99,418) and (353,602) shares, respectively ]	(1,359,052)	(4,393,579)

Total Class Y transactions	5,807,143	8,022,500

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,418,085	9,520,126

TOTAL INCREASE IN NET ASSETS	9,350,215	15,116,106
NET ASSETS:
Beginning of period	53,467,683	38,351,577

End of period (a)	$62,817,898	$53,467,683

(a) Includes accumulated undistributed net investment income of	$145,658	$280,631

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 13,424,685)	$16,046,469
Receivable for securities sold	192,116
Receivable from investment manager	19,035
Receivable for Fund shares sold	4,886
Dividends, interest and other receivables	3,101
Other assets	9,747

Total assets	16,275,354

LIABILITIES
Payable for securities purchased	142,663
Payable for Fund shares redeemed	25,101
Administrative fees payable	13,489
Distribution fees payable	3,197
Trustees’ fees payable	1,094
Accrued expenses	54,811

Total liabilities	240,355

NET ASSETS	$16,034,999

Net assets were comprised of:
Paid in capital	$12,645,007
Accumulated net investment loss	(103,005)
Accumulated undistributed net realized gain	871,213
Unrealized appreciation on investments	2,621,784

Net assets	$16,034,999

Class A
Net asset value and redemption price per share, $2,832,136 / 249,921 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.33
Maximum sales charge (4.75% of offering price)	0.57

Maximum offering price to public	$11.90

Class B
Net asset value and offering price per share, $ 826,218 / 75,868 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.89

Class C
Net asset value and offering price per share, $ 631,755 / 58,060 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88

Class P
Net asset value and redemption price per share, $4,659,847 / 409,575 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.04

Class Y
Net asset value, offering and redemption price per share, $ 7,085,043 / 613,933 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.54

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$28,668
Interest	8,549

Total income	37,217

EXPENSES
Investment management fees	94,498
Administrative fees	81,237
Registration and filing fees	47,712
Transfer agent fees	22,873
Custodian fees	21,937
Professional fees	20,288
Printing and mailing expenses	6,724
Trustees’ fees	1,236
Distribution fees—Class A	5,968
Distribution fees—Class B	4,195
Distribution fees—Class C	2,953
Distribution fees—Class P	5,804
Miscellaneous	6,389

Gross expenses	321,814
Less: Waiver from investment advisor	(175,735)
Reimbursement from investment advisor	(12,964)
Fees paid indirectly	(2,850)

Net expenses	130,265

NET INVESTMENT LOSS	(93,048)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	948,651
Net change in unrealized appreciation on securities	730,628

NET REALIZED AND UNREALIZED GAIN	1,679,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,586,231

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(93,048)	$(171,687)
Net realized gain on investments	948,651	1,817,976
Net change in unrealized appreciation (depreciation) on investments	730,628	(22,449)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,586,231	1,623,840

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(214,795)	—
Class B	(73,762)	—
Class C	(49,660)	—
Class P	(392,834)	—
Class Y	(607,725)	—

TOTAL DISTRIBUTIONS	(1,338,776)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 54,435 and 168,365 shares, respectively ]	597,368	1,920,950
Capital shares issued in reinvestment of distributions [ 18,669 and 0 shares, respectively ]	198,263	—
Capital shares redeemed [ (37,560) and (43,428) shares, respectively ]	(411,476)	(482,085)

Total Class A transactions	384,155	1,438,865

Class B
Capital shares sold [ 13,673 and 71,926 shares, respectively ]	144,830	794,114
Capital shares issued in reinvestment of distributions [ 6,204 and 0 shares, respectively ]	63,465	—
Capital shares redeemed [ (20,012) and (16,114) shares, respectively ]	(211,299)	(170,247)

Total Class B transactions	(3,004)	623,867

Class C
Capital shares sold [ 8,016 and 24,412 shares, respectively ]	84,212	263,958
Capital shares issued in reinvestment of distributions [ 4,370 and 0 shares, respectively ]	44,659	—
Capital shares redeemed [ (7,791) and (5,350) shares, respectively ]	(82,671)	(59,962)

Total Class C transactions	46,200	203,996

Class P
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares issued in reinvestment of distributions [ 33,901 and 0 shares, respectively ]	361,379	—
Capital shares redeemed [ (34,545) and (103,312) shares, respectively ]	(380,273)	(1,142,299)

Total Class P transactions	(18,894)	(1,142,299)

Class Y
Capital shares sold [ 8,633 and 21,210 shares, respectively ]	97,701	240,362
Capital shares issued in reinvestment of distributions [ 4,743 and 0 shares, respectively ]	51,224	—
Capital shares redeemed [ (31,575) and (26,673) shares, respectively ]	(352,659)	(297,189)

Total Class Y transactions	(203,734)	(56,827)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	204,723	1,067,602

TOTAL INCREASE IN NET ASSETS	452,178	2,691,442
NET ASSETS:
Beginning of period	15,582,821	12,891,379

End of period (a)	$16,034,999	$15,582,821

(a) Includes accumulated net investment loss of	$(103,005)	$(9,957)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 16,827,985)	$20,736,396
Receivable for securities sold	106,988
Receivable from investment manager	16,310
Dividends, interest and other receivables	14,166
Receivable for Fund shares sold	9,589
Other assets	9,613

Total assets	20,893,062

LIABILITIES
Overdraft payable	79
Payable for securities purchased	105,539
Payable for Fund shares redeemed	61,445
Administrative fees payable	14,052
Distribution fees payable	4,305
Trustees’ fees payable	1,305
Accrued expenses	60,419

Total liabilities	247,144

NET ASSETS	$20,645,918

Net assets were comprised of:
Paid in capital	$15,694,886
Accumulated net investment loss	(25,725)
Accumulated undistributed net realized gain	1,068,330
Unrealized appreciation on investments and foreign currency translations	3,908,427

Net assets	$20,645,918

Class A
Net asset value and redemption price per share, $3,740,291 / 289,778 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.91
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.55

Class B
Net asset value and offering price per share, $1,330,653 / 106,596 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.48

Class C
Net asset value and offering price per share, $ 751,566 / 60,338 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.46

Class P
Net asset value and redemption price per share, $6,041,699 / 465,939 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.97
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.72

Class Y
Net asset value, offering and redemption price per share, $ 8,781,709 / 670,225 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.10

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,492 foreign withholding tax)	$141,496
Interest	7,781

Total income	149,277

EXPENSES
Investment management fees	118,922
Administrative fees	84,290
Registration and filing fees	47,475
Custodian fees	29,667
Transfer agent fees	23.059
Professional fees	21,208
Printing and mailing expenses	8,479
Trustees’ fees	1,553
Distribution fees—Class A	7,465
Distribution fees—Class B	5,470
Distribution fees—Class C	3,354
Distribution fees—Class P	7,573
Miscellaneous	6,663

Gross expenses	365,178
Less: Waiver from investment advisor	(197,681)
Fees paid indirectly	(4,528)

Net expenses	162,969

NET INVESTMENT LOSS	(13,692)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,136,628
Foreign currency transactions	(595)

Net realized gain	1,136,033

Change in unrealized appreciation on:
Securities	984,220
Foreign currency translations	16

Net change in unrealized appreciation	984,236

NET REALIZED AND UNREALIZED GAIN	2,120,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,106,577

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(13,692)	$(32,204)
Net realized gain on investments and foreign currency transactions	1,136,033	2,079,879
Net change in unrealized appreciation on investments and foreign currency translations	984,236	1,004,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,106,577	3,051,842

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(619,537)	(152,757)
Class B	(106,441)	(52,425)
Class C	(66,922)	(60,784)
Class P	(314,576)	(698,172)
Class Y	(915,354)	(888,355)

TOTAL DISTRIBUTIONS	(2,022,830)	(1,852,493)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 77,162 and 147,962 shares, respectively ]	963,315	1,839,617
Capital shares issued in reinvestment of distributions [ 24,968 and 12,132 shares, respectively ]	298,564	140,129
Capital shares redeemed [ (35,257) and (38,381) shares, respectively ]	(439,340)	(477,519)

Total Class A transactions	822,539	1,502,227

Class B
Capital shares sold [ 39,200 and 59,073 shares, respectively ]	478,600	713,451
Capital shares issued in reinvestment of distributions [ 8,334 and 3,585 shares, respectively ]	96,615	40,486
Capital shares redeemed [ (15,922) and (22,157) shares, respectively ]	(192,923)	(265,920)

Total Class B transactions	382,292	488,017

Class C
Capital shares sold [ 8,817 and 10,796 shares, respectively ]	107,356	131,284
Capital shares issued in reinvestment of distributions [ 5,003 and 4,716 shares, respectively ]	57,832	53,148
Capital shares redeemed [ (2,635) and (11,782) shares, respectively ]	(32,084)	(144,717)

Total Class C transactions	133,104	39,715

Class P
Capital shares sold [ 0 and 95 shares, respectively ]	—	1,528
Capital shares issued in reinvestment of distributions [ 47,691 and 55,366 shares, respectively ]	572,293	640,587
Capital shares redeemed [ (49,271) and (126,999) shares, respectively ]	(616,663)	(1,572,506)

Total Class P transactions	(44,370)	(930,391)

Class Y
Capital shares sold [ 8,621 and 39,141 shares, respectively ]	110,292	495,290
Capital shares issued in reinvestment of distributions [ 11,537 and 10,168 shares, respectively ]	139,823	118,356
Capital shares redeemed [ (36,102) and (34,327) shares, respectively ]	(455,678)	(438,125)

Total Class Y transactions	(205,563)	175,521

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,088,002	1,275,089

TOTAL INCREASE IN NET ASSETS	1,171,749	2,474,438
NET ASSETS:
Beginning of period	19,474,169	16,999,731

End of period (a)	$20,645,918	$19,474,169

(a) Includes accumulated net investment loss of	$(25,725)	$(12,033)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $ 43,247,989)	$55,449,369
Cash	143,933
Foreign cash (Cost $790,373)	794,577
Dividends, interest and other receivables	290,107
Receivable for securities sold	193,487
Receivable for Fund shares sold	47,422
Receivable from investment manager	2,993
Variation margin receivable on futures contracts	491
Other assets	30,833

Total assets	56,953,212

LIABILITIES
Payable for Fund shares redeemed	115,528
Payable for securities purchased	91,556
Administrative fees payable	18,453
Distribution fees payable	9,157
Trustees’ fees payable	2,395
Accrued expenses	51,675

Total liabilities	288,764

NET ASSETS	$56,664,448

Net assets were comprised of:
Paid in capital	$41,963,680
Accumulated overdistributed net investment income	(60,705)
Accumulated undistributed net realized gain	2,542,868
Unrealized appreciation on investments, futures and foreign currency translations	12,218,605

Net assets	$56,664,448

Class A
Net asset value and redemption price per share, $8,600,612 / 538,110 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.98
Maximum sales charge (4.75% of offering price)	0.80

Maximum offering price to public	$16.78

Class B
Net asset value and offering price per share, $4,548,679 / 288,361 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.77

Class C
Net asset value and offering price per share, $1,706,253 / 108,094 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.78

Class P
Net asset value and redemption price per share, $4,228,683 / 265,420 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.93
Maximum sales charge (5.50% of offering price)	0.93

Maximum offering price to public	$16.86

Class Y
Net asset value, offering and redemption price per share, $ 37,580,221 / 2,353,724 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.97

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $62,350 foreign withholding tax)	$546,351
Interest	17,764

Total income	564,115

EXPENSES
Investment management fees	305,279
Custodian fees	115,629
Administrative fees	109,244
Registration and filing fees	48,810
Transfer agent fees	33,737
Professional fees	27,499
Printing and mailing expenses	27,484
Trustees’ fees	4,107
Distribution fees—Class A	17,490
Distribution fees—Class B	20,982
Distribution fees—Class C	7,674
Distribution fees—Class P	5,319
Miscellaneous	13,724

Gross expenses	736,978
Less: Waiver from investment advisor	(274,325)
Fees paid indirectly	(141)

Net expenses	462,512

NET INVESTMENT INCOME	101,603

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	2,603,784
Futures	28,832
Foreign currency transactions	8,429

Net realized gain	2,641,045

Change in unrealized appreciation (depreciation) on:
Securities	3,244,088
Futures	(11,206)
Foreign currency translations	3,783

Net change in unrealized appreciation	3,236,665

NET REALIZED AND UNREALIZED GAIN	5,877,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,979,313

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$101,603	$156,512
Net realized gain on investments and foreign currency transactions	2,641,045	6,058,705
Net change in unrealized appreciation on investments and foreign currency translations	3,236,665	5,289,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,979,313	11,504,327

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,192)	(11,073)
Class P	(10,130)	(32,815)
Class Y	(173,170)	(365,963)

	(185,492)	(409,851)

Distributions from net realized capital gains
Class A	(831,743)	(81,224)
Class B	(466,797)	(43,376)
Class C	(167,469)	(30,913)
Class P	(494,068)	(176,059)
Class Y	(4,031,144)	(1,463,338)

	(5,991,221)	(1,794,910)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,176,713)	(2,204,761)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 167,310 and 324,069 shares, respectively ]	2,615,428	4,854,446
Capital shares issued in reinvestment of dividends and distributions [ 53,625 and 6,218 shares, respectively ]	805,445	85,000
Capital shares redeemed [ (82,939) and (61,708) shares, respectively ]	(1,278,590)	(932,072)

Total Class A transactions	2,142,283	4,007,374

Class B
Capital shares sold [ 62,289 and 193,336 shares, respectively ]	959,226	2,839,681
Capital shares issued in reinvestment of distributions [ 26,368 and 2,617 shares, respectively ]	391,555	35,645
Capital shares redeemed [ (34,201) and (19,106) shares, respectively ]	(524,472)	(286,195)

Total Class B transactions	826,309	2,589,131

Class C
Capital shares sold [ 27,134 and 55,523 shares, respectively ]	416,938	823,710
Capital shares issued in reinvestment of distributions [ 9,143 and 2,006 shares, respectively ]	135,862	27,326
Capital shares redeemed [ (14,080) and (23,929) shares, respectively ]	(215,337)	(364,031)

Total Class C transactions	337,463	487,005

Class P
Capital shares sold [ 0 and 27 shares, respectively ]	—	517
Capital shares issued in reinvestment of dividends and distributions [ 30,944 and 14,296 shares, respectively ]	462,923	194,846
Capital shares redeemed [ (28,638) and (71,604) shares, respectively ]	(443,314)	(1,067,036)

Total Class P transactions	19,609	(871,673)

Class Y
Capital shares sold [ 167,520 and 399,552 shares, respectively ]	2,601,520	5,945,215
Capital shares issued in reinvestment of dividends and distributions [ 203,992 and 103,664 shares, respectively ]	3,055,803	1,415,016
Capital shares redeemed [ (107,862) and (955,382) shares, respectively ]	(1,646,079)	(14,213,777)

Total Class Y transactions	4,011,244	(6,853,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,336,908	(641,709)

TOTAL INCREASE IN NET ASSETS	7,139,508	8,657,857

NET ASSETS:
Beginning of period	49,524,940	40,867,083

End of period (a)	$56,664,448	$49,524,940

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(60,705)	$23,184

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $48,520,118)	$54,860,367
Foreign cash (Cost $183,577)	183,405
Receivable for securities sold	2,176,011
Receivable for Fund shares sold	137,463
Dividends, interest and other receivables	34,468
Receivable from investment manager	33,062
Other assets	10,170

Total assets	57,434,946

LIABILITIES
Overdraft payable	743,075
Payable for securities purchased	723,726
Payable for Fund shares redeemed	304,044
Distribution fees payable	30,214
Administrative fees payable	18,421
Trustees’ fees payable	3,858
Accrued expenses	126,841

Total liabilities	1,950,179

NET ASSETS	$55,484,767

Net assets were comprised of:
Paid in capital	$305,181,949
Accumulated net investment loss	(532,456)
Accumulated net realized loss	(255,504,501)
Unrealized appreciation on investments and foreign currency translations	6,339,775

Net assets	$55,484,767

Class A
Net asset value and redemption price per share, $21,037,924 / 1,940,708 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.84
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.38

Class B
Net asset value and offering price per share, $20,944,812 / 1,998,879 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$10.48

Class C
Net asset value and offering price per share, $5,695,020 / 543,958 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$10.47

Class P
Net asset value and redemption price per share, $977,338 / 89,346 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.94
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.58

Class Y
Net asset value, offering and redemption price per share, $ 6,829,673 / 620,212 shares outstanding (unlimited amount authorized: $0.001 par value).	$11.01

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,005 foreign withholding tax)	$126,375
Interest	31,166

Total income	157,541

EXPENSES
Investment management fees	379,730
Transfer agent fees	257,861
Administrative fees	113,239
Professional fees	52,152
Registration and filing fees	47,315
Custodian fees	46,658
Printing and mailing expenses	35,642
Trustees’ fees	4,752
Distribution fees—Class A	49,450
Distribution fees—Class B	112,589
Distribution fees—Class C	31,353
Distribution fees—Class P	1,287
Miscellaneous	35,607

Gross expenses	1,167,635
Less: Waiver from investment advisor	(479,087)
Fees paid indirectly	(9,470)

Net expenses	679,078

NET INVESTMENT LOSS	(521,537)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,801,061
Foreign currency transactions	(4,582)

Net realized gain	2,796,479

Change in unrealized appreciation (depreciation) on:
Securities	2,301,763
Foreign currency translations	(400)

Net change in unrealized appreciation	2,301,363

NET REALIZED AND UNREALIZED GAIN	5,097,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,576,305

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(521,537)	$(1,078,766)
Net realized gain on investments and foreign currency transactions	2,796,479	4,853,114
Net change in unrealized appreciation on investments and foreign currency translations	2,301,363	1,557,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,576,305	5,331,951

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(1,672,767)
Class B	—	(2,182,285)
Class C	—	(558,246)
Class P	—	(90,823)
Class Y	—	(453,192)

TOTAL DISTRIBUTIONS	—	(4,957,313)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 162,450 and 440,192 shares, respectively ]	1,705,890	4,389,226
Capital shares issued in reinvestment of distributions [ 0 and 162,028 shares, respectively ]	—	1,592,470
Capital shares redeemed [ (460,178) and (714,317) shares, respectively ]	(4,844,303)	(7,041,209)

Total Class A transactions	(3,138,413)	(1,059,513)

Class B
Capital shares sold [ 54,807 and 211,509 shares, respectively ]	560,088	2,057,826
Capital shares issued in reinvestment of distributions [ 0 and 212,705 shares, respectively ]	—	2,032,960
Capital shares redeemed [ (483,106) and (1,100,720) shares, respectively ]	(4,923,154)	(10,578,305)

Total Class B transactions	(4,363,066)	(6,487,519)

Class C
Capital shares sold [ 35,518 and 111,790 shares, respectively ]	361,041	1,098,525
Capital shares issued in reinvestment of distributions [ 0 and 54,489 shares, respectively ]	—	521,457
Capital shares redeemed [ (166,119) and (293,213) shares, respectively ]	(1,692,094)	(2,840,911)

Total Class C transactions	(1,331,053)	(1,220,929)

Class P
Capital shares issued in reinvestment of distributions [ 0 and 8,085 shares, respectively ]	—	79,630
Capital shares redeemed [ (22,560) and (26,803) shares, respectively ]	(237,735)	(263,653)

Total Class P transactions	(237,735)	(184,023)

Class Y
Capital shares sold [ 8,890 and 13,580 shares, respectively ]	94,679	139,763
Capital shares issued in reinvestment of distributions [ 0 and 3,032 shares, respectively ]	—	30,077
Capital shares redeemed [ (16,321) and (23,133) shares, respectively ]	(175,749)	(233,832)

Total Class Y transactions	(81,070)	(63,992)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,151,337)	(9,015,976)

TOTAL DECREASE IN NET ASSETS	(4,575,032)	(8,641,338)
NET ASSETS:
Beginning of period	60,059,799	68,701,137

End of period (a)	$55,484,767	$60,059,799

(a) Includes accumulated net investment loss of	$(532,456)	$(10,919)

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $148,572,884)	$148,310,785
Foreign cash (Cost $2,256,011)	2,263,829
Receivable for forward commitments	31,325,816
Dividends, interest and other receivables	822,955
Receivable for Fund shares sold	189,645
Variation margin receivable on futures contracts	100,184
Unrealized appreciation of forward foreign currency contracts	62,500
Receivable for securities sold	27,262
Receivable from investment manager	1,515
Other assets	10,546

Total assets	183,115,037

LIABILITIES
Overdraft payable	90,804
Payable for forward commitments	43,982,557
Securities sold short
(Proceeds received $14,829,438)	14,830,125
Payable for securities purchased	8,176,803
Payable for Fund shares redeemed	291,098
Unrealized depreciation of forward foreign currency contracts	65,937
Distribution fees payable	38,593
Administrative fees payable	22,983
Trustees’ fees payable	6,810
Accrued expenses	157,268

Total liabilities	67,662,978

NET ASSETS	$115,452,059

Net assets were comprised of:
Paid in capital	$117,536,761
Accumulated overdistributed net investment income	(5,407)
Accumulated net realized loss	(1,746,976)
Unrealized depreciation on investments, securities sold short, options written, futures and foreign currency translations	(332,319)

Net assets	$115,452,059

Class A
Net asset value and redemption price per share, $33,617,074 / 3,414,292 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.85
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.34

Class B
Net asset value and offering price per share, $17,365,997 / 1,767,991 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.82

Class C
Net asset value and offering price per share, $12,293,363 / 1,252,139 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.82

Class P
Net asset value and redemption price per share, $6,267,676 / 637,255 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.84
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.30

Class Y
Net asset value, offering and redemption price per share, $45,907,949 / 4,662,358 shares outstanding (Unlimited amount authorized: $0.001 par value)	$9.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$3,117,665

EXPENSES
Investment management fees	412,832
Transfer agent fees	164,008
Administrative fees	140,532
Professional fees	68,010
Printing and mailing expenses	50,452
Registration and filing fees	48,417
Custodian fees	38,181
Trustees’ fees	9,540
Distribution fees—Class A	79,951
Distribution fees—Class B	91,685
Distribution fees—Class C	66,575
Distribution fees—Class P	8,178
Miscellaneous	12,735

Gross expenses	1,191,096
Less: Waiver from investment advisor	(472,978)

Net expenses	718,118

NET INVESTMENT INCOME	2,399,547

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	202,920
Options written	1,013
Futures	142,205
Foreign currency transactions	(204,675)

Net realized gain	141,463

Change in unrealized appreciation (depreciation) on:
Securities	57,401
Securities sold short	20,586
Options written	(936)
Futures	(487,149)
Foreign currency translations	48,059

Net change in unrealized depreciation	(362,039)

NET REALIZED AND UNREALIZED LOSS	(220,576)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,178,971

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,399,547	$4,700,075
Net realized gain (loss) on investments and foreign currency transactions	141,463	(1,556,585)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(362,039)	1,939,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,178,971	5,083,302

DIVIDENDS:
Dividends from net investment income
Class A	(742,176)	(1,435,596)
Class B	(329,679)	(692,640)
Class C	(240,377)	(499,339)
Class P	(142,369)	(292,013)
Class Y	(1,018,816)	(1,713,984)

TOTAL DIVIDENDS	(2,473,417)	(4,633,572)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 470,876 and 1,057,437 shares, respectively ]	4,644,945	10,324,959
Capital shares issued in reinvestment of dividends [ 71,067 and 138,149 shares, respectively ]	699,294	1,346,114
Capital shares redeemed [ (927,757) and (1,413,510) shares, respectively ]	(9,139,927)	(13,826,776)

Total Class A transactions	(3,795,688)	(2,155,703)

Class B
Capital shares sold [ 69,630 and 177,335 shares, respectively ]	684,619	1,729,960
Capital shares issued in reinvestment of dividends [ 30,108 and 64,488 shares, respectively ]	295,775	627,127
Capital shares redeemed [ (325,715) and (733,036) shares, respectively ]	(3,203,418)	(7,146,314)

Total Class B transactions	(2,223,024)	(4,789,227)

Class C
Capital shares sold [ 90,440 and 209,883 shares, respectively ]	888,422	2,044,363
Capital shares issued in reinvestment of dividends [ 19,295 and 39,448 shares, respectively ]	189,333	383,696
Capital shares redeemed [ (303,688) and (722,952) shares, respectively ]	(2,984,496)	(7,051,866)

Total Class C transactions	(1,906,741)	(4,623,807)

Class P
Capital shares sold [ 9 and 17 shares, respectively ]	87	130
Capital shares issued in reinvestment of dividends [ 12,156 and 25,994 shares, respectively ]	119,475	253,146
Capital shares redeemed [ (60,663) and (152,408) shares, respectively ]	(597,600)	(1,486,782)

Total Class P transactions	(478,038)	(1,233,506)

Class Y
Capital shares sold [ 357,644 and 598,803 shares, respectively ]	3,518,115	5,853,541
Capital shares issued in reinvestment of dividends [ 46,704 and 70,004 shares, respectively ]	459,922	681,893
Capital shares redeemed [ (101,269) and (351,854) shares, respectively ]	(997,524)	(3,437,670)

Total Class Y transactions	2,980,513	3,097,764

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,422,978)	(9,704,479)

TOTAL DECREASE IN NET ASSETS	(5,717,424)	(9,254,749)
NET ASSETS:
Beginning of period	121,169,483	130,424,232

End of period (a)	$115,452,059	$121,169,483

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(5,407)	$68,463

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A					Class B
	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005*to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005*to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.53		$10.07		$10.00	$10.49		$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.31		0.20	0.15		0.25		0.15
Net realized and unrealized gain (loss) on investments	0.24		0.31		(0.13)	0.24		0.30		(0.11)

Total from investment operations	0.42		0.62		0.07	0.39		0.55		0.04

Less distributions:
Dividends from net investment income	(0.30)		(0.15)		—	(0.24)		(0.09)		—
Distributions from realized gains	(0.02)		(0.01)		—	(0.02)		(0.01)		—

Total dividends and distributions	(0.32)		(0.16)		—	(0.26)		(0.10)		—

Redemption fees	—	#	—		—	—		—		—

Net asset value, end of period	$10.63		$10.53		$10.07	$10.62		$10.49		$10.04

Total return (b)†	4.14%		6.26%		0.70%	3.85%		5.58%		0.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,621		$5,756		$1,650	$1,152		$1,008		$449
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.50%		0.57%		0.75%	1.20%		1.22%		1.30%
Before waivers and reimbursements (a)	3.57%		3.44%		12.44%	4.27%		4.09	%(g)	12.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.50%		3.06%		2.42%	2.84%		2.42%		1.87%
Before waivers and reimbursements (a)	0.42%		0.19%		(9.27)%	(0.23)%		(0.48)%		(9.82)%
Portfolio turnover rate (d)	15%		41%		25%	15%		41%		25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.16		$0.29		$0.95	$0.16		$0.30		$0.95

	Class C					Class Y
	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005*to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005*to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.49		$10.04		$10.00	$10.55		$10.10		$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.25		0.15	0.20		0.35		0.23
Net realized and unrealized gain (loss) on investments	0.24		0.30		(0.11)	0.24		0.31		(0.13)

Total from investment operations	0.38		0.55		0.04	0.44		0.66		0.10

Less distributions:
Dividends from net investment income	(0.24)		(0.09)		—	(0.35)		(0.20)		—
Distributions from realized gains	(0.02)		(0.01)		—	(0.02)		(0.01)		—

Total dividends and distributions	(0.26)		(0.10)		—	(0.37)		(0.21)		—

Net asset value, end of period	$10.61		$10.49		$10.04	$10.62		$10.55		$10.10

Total return (b)†	3.75%		5.58%		0.40%	4.32%		6.63%		1.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,079		$767		$493	$11		$11		$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%		1.22	%(g)	1.30%	0.20%		0.22	%(g)	0.30%
Before waivers and reimbursements (a)	4.27	%(g)	4.09%		12.99%	3.27	%(g)	3.09	%(g)	11.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.79%		2.44%		1.87%	3.86%		3.44%		2.87%
Before waivers and reimbursements (a)	(0.20)%		(0.42)%		(9.82)%	0.76%		0.57%		(8.82)%
Portfolio turnover rate (d)	15%		41%		25%	15%		41%		25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.16		$0.29		$0.95	$0.16		$0.29		$0.95

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A				Class B
	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.92	$10.17		$10.00	$10.87		$10.13		$10.00

Income from investment operations:
Net investment income	0.13	0.18		0.10	0.09		0.12		0.05
Net realized and unrealized gain on investments	0.61	0.77		0.07	0.62		0.76		0.08

Total from investment operations	0.74	0.95		0.17	0.71		0.88		0.13

Less distributions:
Dividends from net investment income	(0.26)	(0.15)		—	(0.20)		(0.09)		—
Distributions from realized gains	(0.06)	(0.05)		—	(0.06)		(0.05)		—

Total dividends and distributions	(0.32)	(0.20)		—	(0.26)		(0.14)		—

Redemption Fees	—	—		—	—		—		—

Net asset value, end of period	$11.34	$10.92		$10.17	$11.32		$10.87		$10.13

Total return (b)†	6.94%	9.52%		1.70%	6.64%		8.85%		1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,259	$16,130		$4,413	$7,185		$5,599		$3,309
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.50%	0.60	%(g)	0.75%	1.20%		1.23%		1.30%
Before waivers and reimbursements (a)	1.71%	1.90%		4.31%	2.41	%(g)	2.53%		4.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.35%	1.76%		1.17%	1.65%		1.19%		0.62%
Before waivers and reimbursements (a)	1.14%	0.43%		(2.39)%	0.43%		(0.12)%		(2.94)%
Portfolio turnover rate (d)	11%	27%		52%	11%		27%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14		$0.29	$0.07		$0.14		$0.29

	Class C				Class Y
	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.87	$10.14		$10.00	$10.95		$10.21		$10.00

Income from investment operations:
Net investment income	0.09	0.12		0.05	0.15		0.21		0.13
Net realized and unrealized gain on investments	0.62	0.75		0.09	0.62		0.78		0.08

Total from investment operations	0.71	0.87		0.14	0.77		0.99		0.21

Less distributions:
Dividends from net investment income	(0.20)	(0.09)		—	(0.31)		(0.20)		—
Distributions from realized gains	(0.06)	(0.05)		—	(0.06)		(0.05)		—

Total dividends and distributions	(0.26)	(0.14)		—	(0.37)		(0.25)		—

Redemption Fees	—	—		—	—		—		—

Net asset value, end of period	$11.32	$10.87		$10.14	$11.35		$10.95		$10.21

Total return (b)†	6.64%	8.74%		1.40%	7.14%		9.99%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,525	$3,364		$1,136	$86		$106		$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.23%		1.30%	0.20%		0.23	%(g)	0.30%
Before waivers and reimbursements (a)	2.41%	2.53	%(g)	4.86%	1.41	%(g)	1.53	%(g)	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.65%	1.19%		0.62%	2.67%		2.01%		1.62%
Before waivers and reimbursements (a)	0.44%	(0.12)%		(2.94)%	1.43%		0.74%		(1.94)%
Portfolio turnover rate (d)	11%	27%		52%	11%		27%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.07	$0.14		$0.29	$0.07		$0.13		$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
Class A	(Unaudited)	2006(c)		2005(c)(f)(g)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$8.10	$7.24		$6.72		$6.61	$5.54	$7.08	$8.03

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.08		0.07		0.03	0.04	0.01	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61	0.92		0.51		0.08	1.09	(1.55)	(0.94)

Total from investment operations	0.68	1.00		0.58		0.11	1.13	(1.54)	(0.95)

Less distributions:
Dividends from net investment income	(0.20)	(0.14)		(0.06)		—	(0.06)	—	—

Redemption fees	—#	—#		—#		—#	—	—	—

Net asset value, end of period	$8.58	$8.10		$7.24		$6.61	$6.61	$5.54	$7.08

Total return (b)†	8.56%	14.03%		8.61%		1.66%	20.35%	(21.75)%	(11.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,172	$84,074		$61,429		$61,415	$57,797	$47,471	$82,109
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.50%	0.60%		1.18%		1.45%	1.45%	1.49%	1.50%
After waivers, reimbursements and fees paid indirectly (a)	0.50%	0.55%		1.09%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.34%	1.43%		1.77%		1.76%	1.78%	1.73%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.64%	1.01%		0.90%		0.59%	0.67%	0.24%	(0.08)%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.06%		0.99%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.80%	0.18%		0.31%		0.28%	0.34%	0.00%	(0.16)%
Portfolio turnover rate (d)	9%	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06		$0.04		**	**	**	**

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
Class B	(Unaudited)	2006(c)		2005(c)(f)(g)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.88	$7.05		$6.54		$6.46	$5.42	$6.96	$7.93

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04		0.03		—	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	0.89		0.50		0.08	1.05	(1.52)	(0.92)

Total from investment operations	0.63	0.93		0.53		0.08	1.06	(1.54)	(0.97)

Less distributions:
Dividends from net investment income	(0.15)	(0.10)		(0.02)		—	(0.02)	—	—

Redemption fees	—#	—#		—#		—#	—	—	—

Net asset value, end of period	$8.36	$7.88		$7.05		$6.54	$6.46	$5.42	$6.96

Total return (b)†	8.13%	13.29%		8.08%		1.24%	19.59%	(22.13)%	(12.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,000	$39,083		$42,238		$53,200	$65,876	$61,098	$93,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.22	%(g)	1.73%		2.00%	2.00%	2.03%	2.05%
After waivers, reimbursements and fees paid indirectly (a)	1.20%	1.17%		1.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.04%	2.05	%(g)	2.32%		2.31%	2.33%	2.28%	2.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) .	0.98%	0.45%		0.35%		0.04%	0.14%	(0.30)%	(0.63)%
After waivers, reimbursements and fees paid indirectly (a)	0.98%	0.52%		0.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.14%	(0.34)%		(0.24)%		(0.27)%	(0.19)%	(0.55)%	(0.71)%
Portfolio turnover rate (d)	9%	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06		$0.04		**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
Class C	(Unaudited)	2006(c)		2005(c)(f)(g)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$7.86	$7.02		$6.52		$6.44	$5.41	$6.96	$7.93

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03		0.03		— #	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58	0.91		0.49		0.08	1.05	(1.53)	(0.92)

Total from investment operations	0.62	0.94		0.52		0.08	1.06	(1.55)	(0.97)

Less distributions:
Dividends from net investment income	(0.15)	(0.10)		(0.02)		—	(0.03)	—	—

Redemption fees	—#	—		—#		—#	—	—	—

Net asset value, end of period	$8.33	$7.86		$7.02		$6.52	$6.44	$5.41	$6.96

Total return (b)†	8.02%	13.49%		7.95%		1.24%	19.59%	(22.27)%	(12.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,854	$9,975		$7,141		$6,732	$6,149	$3,513	$5,597
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.22%		1.73%		2.00%	2.00%	2.04%	2.05%
After waivers, reimbursements and fees paid indirectly (a)	1.20%	1.17%		1.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.04%	2.05	%(g)	2.32%		2.31%	2.33%	2.28%	2.13%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.96%	0.38%		0.35%		0.04%	0.09%	(0.31)%	(0.63)%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	0.44%		0.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.12%	(0.45)%		(0.24)%		(0.27)%	(0.24)%	(0.55)%	(0.71)%
Portfolio turnover rate (d)	9%	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06		$0.04		**	**	**	**

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
Class Y	(Unaudited)	2006(c)		2005(c)(f)(g)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$8.18	$7.31		$6.79		$6.65	$5.57	$7.10	$8.01

Income from investment operations:
Net investment income	0.08	0.11		0.10		0.06	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61	0.94		0.51		0.08	1.09	(1.55)	(0.94)

Total from investment operations	0.69	1.05		0.61		0.14	1.16	(1.53)	(0.91)

Less distributions:
Dividends from net investment income	(0.24)	(0.18)		(0.09)		—	(0.08)	—	—

Redemption fees	—	—		—#		—#	—	—	—

Net asset value, end of period	$8.63	$8.18		$7.31		$6.79	$6.65	$5.57	$7.10

Total return (b)	8.62%	14.57%		9.05%		2.11%	20.91%	(21.55)%	(11.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$493	$450		$307		$381	$374	$172	$43,417
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%	0.22	%(g)	0.73%		1.00%	1.00%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.20%	0.17%		0.64%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.04%	1.05%		1.32%		1.31%	1.33%	1.20%	1.13%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.97%	1.41%		1.35%		1.04%	1.10%	0.28%	0.37%
After waivers, reimbursements and fees paid indirectly (a)	1.97%	1.47%		1.44%		N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	0.59%		0.76%		0.73%	0.77%	0.13%	0.29%
Portfolio turnover rate (d)	9%	21%		153	%(h)	53%	78%	88%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06		$0.04		**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A				Class B
	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.96		$10.46	$10.00	$11.91		$10.42		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.01	(0.03)	0.02		(0.06)		(0.08)
Net realized and unrealized gain on investments	1.20		1.74	0.49	1.17		1.78		0.50

Total from investment operations	1.25		1.75	0.46	1.19		1.68		0.42

Less distributions:
Dividends from net investment income	(0.27)		(0.19)	—	(0.20)		(0.13)		—
Distributions from realized gains	(0.07)		(0.06)	—	(0.07)		(0.06)		—

Total dividends and distributions	(0.34)		(0.25)	—	(0.27)		(0.19)		—

Redemption Fees	—#		—#	—	—		—		—

Net asset value, end of period	$12.87		$11.96	$10.46	$12.83		$11.91		$10.42

Total return (b)†	10.61%		16.90%	4.60%	10.11%		16.21%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,044		$11,587	$2,746	$6.838		$4,924		$1,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.50%		0.57%	0.75%	1.20%		1.22%		1.30%
Before waivers and reimbursements (a)	1.94%		2.19%	7.10%	2.64	%(g)	2.84%		7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.86%		0.08%	(0.40)%	0.26%		(0.53)%		(0.95)%
Before waivers and reimbursements (a)	(0.58)%		(1.54)%	(6.75)%	(1.19)%		(2.15)%		(7.30)%
Portfolio turnover rate (d)	10%		19%	68%	10%		19%		68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09		$0.18	$0.53	$0.09		$0.18		$0.53

	Class C				Class Y
	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.89		$10.41	$10.00	$11.99		$10.49		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.06)	(0.08)	0.08		0.02		—#
Net realized and unrealized gain on investments	1.19		1.73	0.49	1.17		1.78		0.49

Total from investment operations	1.20		1.67	0.41	1.25		1.80		0.49

Less distributions:
Dividends from net investment income	(0.20)		(0.13)	—	(0.32)		(0.24)		—
Distributions from realized gains	(0.07)		(0.06)	—	(0.07)		(0.06)		—

Total dividends and distributions	(0.27)		(0.19)	—	(0.39)		(0.30)		—

Redemption Fees	—		—#	—	—		—		—

Net asset value, end of period	$12.82		$11.89	$10.41	$12.85		$11.99		$10.49

Total return (b)†	10.21%		16.13%	4.10%	10.68%		17.39%		4.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,115		$4,431	$1,188	$274		$208		$12
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%		1.22%	1.30%	0.20%		0.22	%(g)	0.30%
Before waivers and reimbursements (a)	2.64	%(g)	2.84%	7.65%	1.64	%(g)	1.84	%(g)	6.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.16%		(0.51)%	(0.95)%	1.37%		0.21%		0.05%
Before waivers and reimbursements (a)	(1.27)%		(2.14)%	(7.30)%	(0.08)%		(1.40)%		(6.30)%
Portfolio turnover rate (d)	10%		19%	68%	10%		19%		68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09		$0.18	$0.53	$0.09		$0.18		$0.53

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.02		$9.76	$9.53

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.09)	(0.07)
Net realized and unrealized gain on investments	0.66		0.35	0.30

Total from investment operations	0.62		0.26	0.23

Redemption fees	—#		—	—#

Net asset value, end of period	$10.64		$10.02	$9.76

Total return (b)†	6.19%		2.66%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$868		$921	$372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%		1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.64%		1.64%	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	4.88%		4.34%	5.00%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.80)%		(0.90)%	(0.87)%
After waivers, reimbursements and fees paid indirectly (a)	(0.79)%		(0.88)%	(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.10)%		(3.58)%	(4.22)%
Portfolio turnover rate (d)	17%		49%	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17		$0.26	$0.28

	Six Months Ended April 30, 2007(c)		Year Ended October 31,				December 31, 2001 to October 31,
Class B	(Unaudited)		2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.76		$9.56	$8.63	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.14)	(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.64		0.34	1.06	0.19	1.68	(2.90)

Total from investment operations	0.57		0.20	0.93	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.01)	—

Net asset value, end of period	$10.33		$9.76	$9.56	$8.63	$8.57	$7.00

Total return (b)†	5.84%		2.09%	10.78%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$378		$338	$159	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.19%	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.43	%(g)	4.89 (g)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.36)%		(1.45)%	(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.35)%		(1.44)%	(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.51)%		(4.07)%	(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	17%		49%	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16		$0.25	$0.30	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class C	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.75		$9.55		$8.62	$8.56	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.14)		(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.65		0.34		1.06	0.19	1.67	(2.90)

Total from investment operations	0.58		0.20		0.93	0.06	1.57	(3.00)

Less distributions:
Dividends from net investment income	—		—		—	—	(0.01)	—

Net asset value, end of period	$10.33		$9.75		$9.55	$8.62	$8.56	$7.00

Total return (b)†	5.95%		2.09%		10.66%	0.82%	22.37%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317		$228		$266	$265	$325	$243
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.19%		2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.43	%(g)	4.89	%(g)	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.37)%		(1.47)%		(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.36)%		(1.45)%		(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.48)%		(4.07)%		(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	17%		49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.15		$0.25		$0.30	$0.33	$0.34	$0.34

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class P	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$10.06		$9.78		$8.77	$8.64	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.07)		(0.06)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.66		0.35		1.07	0.20	1.69	(2.90)

Total from investment operations	0.63		0.28		1.01	0.13	1.64	(2.95)

Less distributions:
Dividends from net investment income	—		—		—	—	(0.05)	—

Net asset value, end of period	$10.69		$10.06		$9.78	$8.77	$8.64	$7.05

Total return (b)†	6.26%		2.86%		11.52%	1.50%	23.38%	(29.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,033		$3,160		$3,774	$2,146	$2,199	$1,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%		1.45%		1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a) . .	1.44%		1.44%		1.43%	1.41%	1.42%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	4.68	%(g)	4.14	%(g)	4.80%	5.23%	5.98%	6.71%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.60)%		(0.72)%		(0.67)%	(0.81)%	(0.66)%	(0.74)%
After waivers, reimbursements and fees paid indirectly (a)	(0.60)%		(0.70)%		(0.65)%	(0.77)%	(0.63)%	(0.69)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.80)%		(3.34)%		(4.02)%	(4.59)%	(5.19)%	(6.00)%
Portfolio turnover rate (d)	17%		49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16		$0.26		$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class Y	(Unaudited)		2006(c)		2005(c)(g)	2004 (c)	2003 (c)	2002(c)
Net asset value, beginning of period	$10.13		$9.82		$8.79	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.04)		(0.04)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.67		0.35		1.08	0.20	1.69	(2.91)

Total from investment operations	0.65		0.31		1.04	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	—		—		(0.01)	(0.01)	(0.07)	—

Net asset value, end of period	$10.78		$10.13		$9.82	$8.79	$8.65	$7.06

Total return (b)	6.42%		3.16%		11.83%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,443		$6,216		$6,191	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%		1.20%		1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.19%		1.19%		1.18%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.43	%(g)	3.89	%(g)	4.55%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.36)%		(0.46)%		(0.42)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.35)%		(0.45)%		(0.40)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.59)%		(3.10)%		(3.77)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate (d)	17%		49%		40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17		$0.26		$0.31	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		December 13, 2004*to October 31, 2005(c)(g)
Net asset value, beginning of period	$12.04		$10.94		$10.56

Income (loss) from investment operations:
Net investment income	0.01		—		0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.94		1.52		0.35

Total from investment operations	0.95		1.52		0.38

Less distributions:
Distributions from realized gains	(0.91)		(0.42)		—

Net asset value, end of period	$12.08		$12.04		$10.94

Total return (b)†	8.19%		14.21%		3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$971		$679		$401
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%		1.65%		1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.64%		1.64%		1.61%
Before waivers, reimbursements and fees paid indirectly (a)	4.57%		3.95%		4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.15%		(0.02)%		0.27%
After waivers, reimbursements and fees paid indirectly (a)	0.17%		—	%@	0.31%
Before waivers, reimbursements and fees paid indirectly (a)	(2.77)%		(2.32)%		(2.65)%
Portfolio turnover rate (d)	27%		51%		48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.17		$0.26		$0.28

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class B	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$11.72		$10.72		$9.78	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.06)		(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		1.48		0.96	0.64	1.61	(2.25)

Total from investment operations	0.90		1.42		0.94	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—		—		—	—	(0.05)	—
Distributions from realized gains	(0.91)		(0.42)		—	—	—	—

Total dividends and distributions	(0.91)		(0.42)		—	—	(0.05)	—

Net asset value, end of period	$11.71		$11.72		$10.72	$9.78	$9.21	$7.70

Total return (b)†	7.98%		13.54%		9.61%	6.19%	20.37%	23.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317		$359		$229	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.19%		2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.12	%(g)	4.50	%(g)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.40)%		(0.57)%		(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.38)%		(0.55)%		(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.30)%		(2.86)%		(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	27%		51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17		$0.25		$0.30	$0.32	$0.34	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class C	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$11.72		$10.72		$9.78	$9.21	$7.69	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.02)		(0.06)		(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investmentsand foreign currency transactions	0.92		1.48		0.96	0.64	1.62	(2.26)

Total from investment operations	0.90		1.42		0.94	0.57	1.57	(2.31)

Less distributions:
Dividends from net investment income	—		—		—	—	(0.05)	—
Distributions from realized gains	(0.91)		(0.42)		—	—	—	—

Total dividends and distributions	(0.91)		(0.42)		—	—	(0.05)	—

Net asset value, end of period	$11.71		$11.72		$10.72	$9.78	$9.21	$7.69

Total return (b)†	7.98%		13.54%		9.61%	6.19%	20.53%	23.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$357		$339		$363	$392	$408	$293
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%		2.19%		2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.12	%(g)	4.50	%(g)	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) .	(0.40)%		(0.55)%		(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.38)%		(0.54)%		(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.30)%		(2.81)%		(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	27%		51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.17		$0.25		$0.30	$0.32	$0.34	$0.33

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class P	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$12.05		$10.93		$9.92	$9.27	$7.75	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.02		0.05	—#	0.01	—#
Net realized and unrealized gain (loss) on investmentsand foreign currency transactions	0.95		1.52		0.98	0.65	1.62	(2.25)

Total from investment operations	0.97		1.54		1.03	0.65	1.63	(2.25)

Less distributions:
Dividends from net investment income	(0.01)		—#		(0.02)	—	(0.11)	—
Distributions from realized gains	(0.91)		(0.42)		—	—	—	—

Total dividends and distributions	(0.92)		(0.42)		(0.02)	—	(0.11)	—

Net asset value, end of period	$12.10		$12.05		$10.93	$9.92	$9.27	$7.75

Total return (b)†	8.34%		14.42%		10.41%	7.01%	21.29%	(22.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,846		$3,948		$4,165	$2,317	$2,011	$1,335
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%		1.45%		1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%		1.44%		1.41%	1.40%	1.44%	1.38%
Before waivers, reimbursements and fees paid indirectly (a)	4.36	%(g)	3.75	%(g)	4.37%	4.80%	5.56%	6.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.35%		0.19%		0.47%	(0.03)%	0.13%	0.06%
After waivers, reimbursements and fees paid indirectly (a)	0.37%		0.21%		0.51%	0.02%	0.14%	0.13%
Before waivers, reimbursements and fees paid indirectly (a)	(2.56)%		(2.07)%		(2.45)%	(3.38)%	(3.98)%	(4.56)%
Portfolio turnover rate (d)	27%		51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.17		$0.26		$0.31	$0.33	$0.34	$0.32

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,					December 31, 2001* to October 31,
Class Y	(Unaudited)	2006(c)		2005(c)(g)	2004(c)	2003(c)	2002 (c)
Net asset value, beginning of period	$12.09	$10.97		$9.95	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.05		0.08	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments andforeign currency transactions	0.95	1.52		0.99	0.65	1.62	(2.26)

Total from investment operations	0.99	1.57		1.07	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	(0.04)	(0.03)		(0.05)	(0.01)	(0.13)	—
Distributions from realized gains	(0.91)	(0.42)		—	—	—	—

Total dividends and distributions	(0.95)	(0.45)		(0.05)	(0.01)	(0.13)	—

Net asset value, end of period	$12.13	$12.09		$10.97	$9.95	$9.28	$7.76

Total return (b)	8.50%	14.67%		10.76%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,284	$7,351		$7,315	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%		1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.19%	1.19%		1.16%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.12%	3.50	%(g)	4.12%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.61%	0.44%		0.72%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	0.62%	0.46%		0.76%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(2.31)%	(1.83)%		(2.20)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate (d)	27%	51%		48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.17	$0.26		$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$13.48		$11.96		$11.61

Income from investment operations:
Net investment income	0.05		0.05		0.06
Net realized and unrealized gain on investments and foreign currency transactions	1.23		1.96		0.53

Total from investment operations	1.28		2.01		0.59

Less distributions:
Dividends from net investment income	(0.06)		(0.02)		(0.07)
Distributions from realized gains	(0.53)		(0.47)		(0.17)

Total dividends and distributions	(0.59)		(0.49)		(0.24)

Net asset value, end of period	$14.17		$13.48		$11.96

Total return (b)†	9.71%		17.40%		5.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,346		$1,826		$356
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%		1.65%		1.65%
After waivers, reimbursements and fees paid indirectly (a) .	1.62%		1.61%		1.56%
Before waivers, reimbursements and fees paid indirectly (a)	2.45	%(g)	2.39	%(g)	3.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.65%		0.37%		0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.68%		0.40%		0.56%
Before waivers, reimbursements and fees paid indirectly (a)	(0.15)%		(0.35)%		(1.26)%
Portfolio turnover rate (d)	36%		71%		85%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05		$0.09		$0.18

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class B	(Unaudited)		2006(c)		2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$13.33		$11.88		$10.80	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)		— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21		1.92		1.26	1.33	1.59	(2.02)

Total from investment operations	1.22		1.91		1.26	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	—		—		(0.01)	—	(0.09)	—
Distributions from realized gains	(0.53)		(0.47)		(0.17)	—	—	—

Total dividends and distributions	(0.53)		(0.47)		(0.18)	—	(0.09)	—

Redemption fees	—		0.01		—	—	—	—

Net asset value, end of period	$14.02		$13.33		$11.88	$10.80	$9.46	$7.96

Total return (b)†	9.37%		16.72%		11.60%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,396		$1,011		$332	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%		2.20%		2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a) .	2.17%		2.16%		2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	3.00	%(g)	2.94	%(g)	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.11%		(0.16)%		(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a) .	0.14%		(0.12)%		0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.69)%		(0.89)%		(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	36%		71%		85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05		$0.09		$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				December 31, 2001* to October 31,
Class C	(Unaudited)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$13.33	$11.89	$10.81	$9.46	$7.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.01)	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22	1.92	1.26	1.34	1.60	(2.03)

Total from investment operations	1.23	1.91	1.26	1.35	1.60	(2.05)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.53)	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.53)	(0.47)	(0.18)	—	(0.09)	—

Net asset value, end of period	$14.03	$13.33	$11.89	$10.81	$9.46	$7.95

Total return (b)†	9.44%	16.62%	11.70%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$767	$685	$494	$375	$386	$315
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.17%	2.16%	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	3.00%	2.94%	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.12%	(0.11)%	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.15%	(0.07)%	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.67)%	(0.85)%	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	36%	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.09	$0.20	$0.36	$0.37	$0.36

	Six Months Ended April 30, 2007(c)	Year Ended October 31				December 31, 2001* to October 31,
Class P	(Unaudited)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$13.47	$11.96	$10.88	$9.51	$7.99	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.09	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22	1.93	1.25	1.34	1.60	(2.05)

Total from investment operations	1.28	2.02	1.34	1.42	1.67	(2.01)

Less distributions:
Dividends from net investment income	(0.08)	(0.04)	(0.09)	(0.05)	(0.15)	—
Distributions from realized gains	(0.53)	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.61)	(0.51)	(0.26)	(0.05)	(0.15)	—

Net asset value, end of period	$14.14	$13.47	$11.96	$10.88	$9.51	$7.99

Total return (b)†	9.79%	17.56%	12.48%	15.14%	21.11%	(20.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,095	$4,050	$4,108	$2,231	$1,990	$1,364
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.42%	1.41%	1.36%	1.27%	1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	2.25%	2.19%	3.18%	4.93%	5.80%	6.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.89%	0.66%	0.67%	0.63%	0.68%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.91%	0.70%	0.76%	0.81%	0.78%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	0.09%	(0.08)%	(1.06)%	(2.85)%	(3.67)%	(4.26)%
Portfolio turnover rate (d)	36%	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.09	$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				December 31, 2001* to October 31,
Class Y	(Unaudited)	2006(c)	2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$13.53	$12.01	$10.92	$9.54	$8.02	$10.00

Income from investment operations:
Net investment income	0.08	0.12	0.12	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.23	1.95	1.26	1.35	1.60	(2.04)

Total from investment operations	1.31	2.07	1.38	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.12)	(0.08)	(0.17)	—
Distributions from realized gains	(0.53)	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.65)	(0.55)	(0.29)	(0.08)	(0.17)	—

Net asset value, end of period	$14.19	$13.53	$12.01	$10.92	$9.54	$8.02

Total return (b)	9.95%	17.88%	12.82%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,213	$45,897	$33,061	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.17%	1.16%	1.11%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.00%	1.94%	2.93%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.12%	0.90%	0.92%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	1.14%	0.94%	1.01%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	0.32%	0.16%	(0.81)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate (d)	36%	71%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.09	$0.21	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31, 2006(c)	December 13, 2004* to October 2005(c)(g)
Net asset value, beginning of period	$11.19	$9.91	$9.54

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.15)	(0.13)
Net realized and unrealized gain on investments	1.18	1.42	0.50

Total from investment operations	1.10	1.27	0.37

Less distributions:
Distributions from realized gains	(0.96)	—	—

Redemption fees	—	0.01	—#

Net asset value, end of period	$11.33	$11.19	$9.91

Total return (b)†	10.42%	12.92%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,832	$2,400	$886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	4.30%	3.94%	4.80%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.43)%	(1.42)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(1.39)%	(1.39)%	(1.50)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.83)%	(3.46)%	(4.44)%
Portfolio turnover rate (d)	31%	83%	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13	$0.22	$0.25

Class B	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$10.82		$9.64		$8.70	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.21)		(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.13		1.39		1.13	0.51	2.33	(3.71)

Total from investment operations	1.03		1.18		0.94	0.34	2.20	(3.84)

Less distributions:
Distributions from realized gains	(0.96)		—		—	—	—	—

Net asset value, end of period	$10.89		$10.82		$9.64	$8.70	$8.36	$6.16

Total return (b)†	10.10%		12.24%		10.80%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$826		$822		$195	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%		2.41%		2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.85	%(g)	4.49	%(g)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.98)%		(1.97)%		(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.94)%		(1.94)%		(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.37)%		(3.99)%		(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	31%		83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13		$0.22		$0.27	$0.30	$0.32	$0.33
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$10.81		$9.62		$8.67	$8.34	$6.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.21)		(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	1.13		1.40		1.14	0.50	2.32	(3.72)

Total from investment operations	1.03		1.19		0.95	0.33	2.19	(3.85)

Less distributions:
Distributions from net realized gains	(0.96)		—		—	—	—	—

Redemption fees	—#		—		—	—	—	—

Net asset value, end of period	$10.88		$10.81		$9.62	$8.67	$8.34	$6.15

Total return (b)†	10.11%		12.37%		10.83%	4.08%	35.61%	(38.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$632		$578		$331	$352	$376	$485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%		2.41%		2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.85	%(g)	4.49	%(g)	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.98)%		(1.96)%		(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.94)%		(1.93)%		(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.39)%		(3.99)%		(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	31%		83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13		$0.22		$0.27	$0.30	$0.32	$0.33

Class P	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$11.22		$9.92		$8.88	$8.47	$6.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.13)		(0.12)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	1.23		1.43		1.16	0.51	2.35	(3.71)

Total from investment operations	1.12		1.30		1.04	0.41	2.27	(3.80)

Less distributions:
Distributions from net realized gains	(0.96)		—		—	—	—	—

Net asset value, end of period	$11.38		$11.22		$9.92	$8.88	$8.47	$6.20

Total return (b)†	10.57%		13.10%		11.59%	4.96%	36.61%	(38.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,660		$4,604		$5,094	$2,747	$2,440	$1,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%		1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.66%		1.66%		1.66%	1.45%	1.52%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)	4.10%		3.74%		4.60%	5.24%	6.36%	7.22%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.23)%		(1.20)%		(1.34)%	(1.45)%	(1.29)%	(1.40)%
After waivers, reimbursements and fees paid indirectly (a)	(1.19)%		(1.17)%		(1.30)%	(1.20)%	(1.11)%	(1.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.62)%		(3.24)%		(4.24)%	(4.99)%	(5.95)%	(6.92)%
Portfolio turnover rate (d)	31%		83%		80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.23		$0.22		$0.28	$0.31	$0.32	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,				December 31, 2001* to October 31,
	(Unaudited)		2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$11.36		$10.01	$8.94	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.10)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.19		1.45	1.17	0.51	2.36	(3.71)

Total from investment operations	1.14		1.35	1.07	0.43	2.30	(3.79)

Less distributions:
Distributions from net realized gains	(0.96)		—	—	—	—	—

Net asset value, end of period	$11.54		$11.36	$10.01	$8.94	$8.51	$6.21

Total return (b)	10.63%		13.49%	11.97%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,085		$7,179	$6,385	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%		1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%		1.41%	1.41%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	3.85	%(g)	3.49%	4.35%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.98)%		(0.96)%	(1.09)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a).	(0.94)%		(0.92)%	(1.05)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.37)%		(3.00)%	(3.99)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate (d)	31%		83%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.13		$0.23	$0.28	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)		Year Ended October 31, 2006(c)		December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$12.93		$12.19		$11.79

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.05)		(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	1.33		2.12		0.46

Total from investment operations	1.32		2.07		0.40

Less distributions:
Distributions from realized gains	(1.34)		(1.33)		—

Net asset value, end of period	$12.91		$12.93		$12.19

Total return (b)†	11.01%		18.25%		3.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,740		$2,882		$1,233
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%		1.90%		1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.85%		1.89%		1.88%
Before waivers, reimbursements and fees paid indirectly (a)	3.88	%(g)	3.65	%(g)	4.35%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.40)%		(0.42)%		(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.36)%		(0.41)%		(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.38)%		(2.18)%		(3.01)%
Portfolio turnover rate (d)	30%		73%		72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.22		$0.27

Class B	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 13, 2001* to October 31,
	(Unaudited)		2006 (c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$12.57		$11.95		$10.81	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.12)		(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.31		2.07		1.27	1.21	2.65	(2.76)

Total from investment operations	1.25		1.95		1.14	1.10	2.57	(2.85)

Less distributions:
Distributions from realized gains	(1.34)		(1.33)		—	—	(0.01)	—

Redemption fees	—		—		— #	—	—	—

Net asset value, end of period	$12.48		$12.57		$11.95	$10.81	$9.71	$7.15

Total return (b)†	10.74%		17.54%		10.55%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,331		$943		$412	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%		2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.40%		2.44%		2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.43	%(g)	4.20	%(g)	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96)%		(0.97)%		(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.91)%		(0.96)%		(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.94)%		(2.74)%		(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	30%		73%		72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.21		$0.29	$0.29	$0.30	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,				December 31, 2001* to October 31,
	(Unaudited)		2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$12.55		$11.93	$10.80	$9.70	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.12)	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30		2.07	1.26	1.21	2.64	(2.76)

Total from investment operations	1.25		1.95	1.13	1.10	2.56	(2.85)

Less distributions:
Distributions from realized gains	(1.34)		(1.33)	—	—	(0.01)	—

Redemption fees	—	#	—	—	—	—	—

Net asset value, end of period	$12.46		$12.55	$11.93	$10.80	$9.70	$7.15

Total return (b)†	10.76%		17.58%	10.36%	11.44%	35.76%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$752		$617	$542	$461	$490	$550
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%		2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.40%		2.44%	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.43	%(g)	4.20%	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.95)%		(0.97)%	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.90)%		(0.96)%	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.92)%		(2.72)%	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	30%		73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.21	$0.29	$0.29	$0.30	$0.29

Class P	Six Months Ended April 30, 2007(c)		Year Ended October 31,				December 31, 2001* to October 31,
	(Unaudited)		2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$12.97		$12.20	$10.98	$9.78	$7.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.03)	(0.04)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35		2.13	1.26	1.23	2.65	(2.77)

Total from investment operations	1.34		2.10	1.22	1.20	2.63	(2.80)

Less distributions:
Distributions from realized gains	(1.34)		(1.33)	—	—	(0.05)	—

Net asset value, end of period	$12.97		$12.97	$12.20	$10.98	$9.78	$7.20

Total return (b)†	11.14%		18.50%	11.11%	12.27%	36.84%	(28.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,042		$6,062	$6,579	$3,921	$3,770	$2,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.65%		1.69%	1.68%	1.62%	1.68%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	3.68%		3.45%	4.15%	4.50%	5.43%	5.86%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.19)%		(0.23)%	(0.36)%	(0.38)%	(0.25)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.15)%		(0.22)%	(0.34)%	(0.30)%	(0.23)%	(0.35)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.17)%		(1.98)%	(2.81)%	(3.18)%	(3.98)%	(4.64)%
Portfolio turnover rate (d)	30%		73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12		$0.22	$0.29	$0.30	$0.30	$0.28

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,				December 31, 2001* to October 31,
	(Unaudited)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$13.07	$12.27	$11.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	— #	(0.01)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.36	2.13	1.28	1.23	2.65	(2.77)

Total from investment operations	1.37	2.13	1.27	1.22	2.65	(2.79)

Less distributions:
Distributions from realized gains	(1.34)	(1.33)	—	(0.01)	(0.07)	—

Net asset value, end of period	$13.10	$13.07	$12.27	$11.00	$9.79	$7.21

Total return (b)	11.29%	18.66%	11.55%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,782	$8,971	$8,233	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.40%	1.44%	1.43%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	3.43%	3.20%	3.90%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.06%	0.03%	(0.11)%	(0.13)%	0.00%@	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	0.11%	0.04%	(0.09)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.93)%	(1.72)%	(2.56)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate (d)	30%	73%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.13	$0.22	$0.30	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007 (c) (Unaudited)	Year Ended October 31, 2006 (c)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$16.12	$13.15	$12.19

Income from investment operations:
Net investment income (loss)	0.01	(0.01)	0.05
Net realized and unrealized gain on investments, futures, and foreign currency transactions	1.76	3.62	1.03

Total from investment operations	1.77	3.61	1.08

Less distributions:
Dividends from net investment income	(0.01)	(0.08)	(0.09)
Distributions from realized gains	(1.90)	(0.57)	(0.03)

Total dividends and distributions	(1.91)	(0.65)	(0.12)

Redemption fees	— #	0.01	—

Net asset value, end of period	$15.98	$16.12	$13.15

Total return (b)†	11.69%	28.41%	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,601	$6,448	$1,729
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.00%	2.02%	2.10%
After waivers, reimbursements and fees paid indirectly (a)	2.00%	2.00%	2.06%
Before waivers, reimbursements and fees paid indirectly (a)	3.04%	2.77%	3.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.16%	(0.10)%	0.37%
After waivers, reimbursements and fees paid indirectly (a)	0.16%	(0.08)%	0.41%
Before waivers, reimbursements and fees paid indirectly (a)	(0.88)%	(0.85)%	(1.23)%
Portfolio turnover rate (d)	27%	64%	73%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.08	$0.12	$0.18

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,					December 31, 2001* to October 31,
	(Unaudited)	2006(c)		2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$15.97	$13.04		$11.32	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.09)		(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.73	3.59		1.79	1.63	1.92	(2.11)

Total from investment operations	1.70	3.50		1.77	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	—	—		(0.02)	—	(0.04)	—
Distributions from realized gains	(1.90)	(0.57)		(0.03)	—	—	—

Total dividends and distributions	(1.90)	(0.57)		(0.05)	—	(0.04)	—

Net asset value, end of period	$15.77	$15.97		$13.04	$11.32	$9.72	$7.86

Total return (b)†	11.36%	27.61%		15.70%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,549	$3,735		$744	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.55%	2.57%		2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.55%	2.55	%(g)	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.59%	3.32%		4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.40)%	(0.59)%		(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.39)%	(0.57)%		(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.43)%	(1.35)%		(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	27%	64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.12		$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class C	(Unaudited)		2006(c)		2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$15.97		$13.04		$11.33	$9.72	$7.87	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.07)		(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.74		3.57		1.78	1.64	1.91	(2.10)

Total from investment operations	1.71		3.50		1.76	1.61	1.89	(2.13)

Less distributions:
Dividends from net investment income	—		—		(0.02)	—	(0.04)	—
Distributions from realized gains	(1.90)		(0.57)		(0.03)	—	—	—

Total dividends and distributions	(1.90)		(0.57)		(0.05)	—	(0.04)	—

Redemption fees	—		—		— #	—	—	—

Net asset value, end of period	$15.78		$15.97		$13.04	$11.33	$9.72	$7.87

Total return (b)†	11.43%		27.61%		15.60%	16.56%	24.08%	(21.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,706		$1,372		$682	$349	$305	$213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.55%		2.57%		2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.55%		2.55%		2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly(a)	3.59%		3.32	%(g)	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.40)%		(0.51)%		(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.39)%		(0.49)%		(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly(a)	(1.43)%		(1.24)%		(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	27%		64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08		$0.11		$0.20	$0.41	$0.43	$0.44

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class P	(Unaudited)		2006(c)		2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$16.09		$13.14		$11.41	$9.77	$7.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04		0.08	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	1.76		3.59		1.79	1.63	1.91	(2.12)

Total from investment operations	1.78		3.63		1.87	1.69	1.95	(2.09)

Less distributions:
Dividends from net investment income	(0.04)		(0.11)		(0.11)	(0.05)	(0.09)	—
Distributions from realized gains	(1.90)		(0.57)		(0.03)	—	—	—

Total dividends and distributions	(1.94)		(0.68)		(0.14)	(0.05)	(0.09)	—

Net asset value, end of period	$15.93		$16.09		$13.14	$11.41	$9.77	$7.91

Total return (b)†	11.82%		28.54%		16.55%	17.39%	25.02%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,229		$4,233		$4,208	$1,982	$1,562	$1,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%		1.82	%(g)	1.90%	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.80%		1.80	%(g)	1.86%	1.63%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly(a)	2.84	%(g)	2.57	%(g)	3.50%	5.72%	7.02%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.27%		0.24%		0.57%	0.25%	0.49%	0.39%
After waivers, reimbursements and fees paid indirectly (a)	0.27%		0.26%		0.61%	0.52%	0.53%	0.43%
Before waivers, reimbursements and fees paid indirectly(a)	(0.75)%		(0.48)%		(1.03)%	(3.57)%	(4.63)%	(5.37)%
Portfolio turnover rate (d)	27%		64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.08		$0.11		$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class Y	(Unaudited)		2006(c)		2005(c)(g)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$16.14		$13.18		$11.44	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.07		0.11	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.77		3.60		1.81	1.64	1.91	(2.12)

Total from investment operations	1.81		3.67		1.92	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	(0.08)		(0.14)		(0.15)	(0.08)	(0.11)	—
Distributions from realized gains	(1.90)		(0.57)		(0.03)	—	—	—

Total dividends and distributions	(1.98)		(0.71)		(0.18)	(0.08)	(0.11)	—

Net asset value, end of period	$15.97		$16.14		$13.18	$11.44	$9.80	$7.93

Total return (b)	12.02%		28.87%		16.79%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,580		$33,737		$33,503	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.55%		1.57	%(g)	1.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.55%		1.55	%(g)	1.61%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	2.59	%(g)	2.32	%(g)	3.25%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.57%		0.48%		0.82%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	0.57%		0.50%		0.86%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(0.46)%		(0.24)%		(0.78)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate (d)	27%		64%		73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.08		$0.11		$0.20	$0.42	$0.43	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31, 2006(c)	December 13, 2004* to October 31, 2005(c)(g)
Class A
Net asset value, beginning of period	$10.02	$9.91	$9.53

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.14)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions	0.90	0.97	0.46

Total from investment operations	0.82	0.83	0.38

Less distributions:
Distributions from realized gains	—	(0.72)	—

Redemption fees	— #	— #	— #

Net asset value, end of period	$10.84	$10.02	$9.91

Total return (b)†	8.18%	8.51%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,038	$22,434	$23,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%	2.15%	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.12%	2.12%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	3.79%	3.44%	4.43%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.60)%	(1.41)%	(1.62)%
After waivers, reimbursements and fees paid indirectly (a)	(1.57)%	(1.38)%	(0.87)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.24)%	(2.71)%	(3.90)%
Portfolio turnover rate (d)	58%	136%	252%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.09	$0.13	$0.20

	Six Months Ended April 30, 2007(c)	Year Ended October 31,					December 31, 2001* to October 31,
Class B	(Unaudited)	2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.71	$9.67		$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.11)	(0.19)		(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.88	0.95		1.14	(0.10)	3.41	(4.12)

Total from investment operations	0.77	0.76		1.00	(0.30)	3.24	(4.26)

Less distributions:
Distributions from realized gains	—	(0.72)		—	—	(0.01)	—

Redemption fees	—	—	#	— #	—	—	—

Net asset value, end of period	$10.48	$9.71		$9.67	$8.67	$8.97	$5.74

Total return (b)†	7.93%	7.98%		11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,945	$23,575		$30,012	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	2.67%		1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	4.34%	3.99	%(g)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.15)%	(1.97)%		(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(2.12)%	(1.94)%		(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.79)%	(3.23)%		(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	58%	136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.12		$0.22	$0.47	$0.51	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class C	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.71		$9.67		$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.19)		(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87		0.95		1.14	(0.10)	3.41	(4.12)

Total from investment operations	0.76		0.76		1.00	(0.30)	3.24	(4.26)

Less distributions:
Distributions from realized gains	—		(0.72)		—	—	(0.01)	—

Redemption fees	—		—	#	— #	—	—	—

Net asset value, end of period	$10.47		$9.71		$9.67	$8.67	$8.97	$5.74

Total return (b)†	7.94%		7.86%		11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,695		$6,547		$7,753	$67	$62	$41
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%		2.70%		2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%		2.67%		1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	4.34%		3.99	%(g)	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.15)%		(1.97)%		(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(2.12)%		(1.94)%		(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.79)%		(3.24)%		(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	58%		136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08		$0.12		$0.22	$0.47	$0.50	$0.46

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class P	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$10.07		$9.93		$8.84	$9.07	$5.77	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.12)		(0.06)	(0.14)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.94		0.98		1.15	(0.09)	3.44	(4.13)

Total from investment operations	0.87		0.86		1.09	(0.23)	3.32	(4.23)

Less distributions:
Distributions from realized gains	—		(0.72)		—	—	(0.02)	—

Net asset value, end of period	$10.94		$10.07		$9.93	$8.84	$9.07	$5.77

Total return (b)†	8.64%		8.82%		12.33%	(2.54)%	57.67%	(42.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$977		$1,127		$1,297	$477	$480	$219
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%		1.95%		1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.92	%(g)	1.92%		1.20%	1.74%	1.92%	1.92%
Before waivers, reimbursements and fees paid indirectly (a)	3.59	%(g)	3.24	%(g)	4.23%	7.34%	9.26%	9.38%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.39)%		(1.21)%		(1.42)%	(1.73)%	(1.69)%	(1.69)%
After waivers, reimbursements and fees paid indirectly (a)	(1.36)%		(1.18)%		(0.67)%	(1.52)%	(1.66)%	(1.66)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.03)%		(2.50)%		(3.70)%	(7.12)%	(9.00)%	(9.12)%
Portfolio turnover rate (d)	58%		136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.09		$0.13		$0.21	$0.48	$0.52	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,					December 31, 2001* to October 31,
Class Y	(Unaudited)		2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$10.16		$9.99		$8.87	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.09)		(0.04)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91		0.98		1.16	(0.11)	3.44	(4.13)

Total from investment operations	0.85		0.89		1.12	(0.22)	3.34	(4.22)

Less distributions:
Distributions from realized gains	—		(0.72)		—	— #	(0.03)	—

Net asset value, end of period	$11.01		$10.16		$9.99	$8.87	$9.09	$5.78

Total return (b)	8.37%		9.08%		12.63%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,830		$6,376		$6,337	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%		1.70%		1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%		1.67%		0.95%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.34	%(g)	2.99	%(g)	3.98%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.15)%		(0.96)%		(1.17)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.12)%		(0.93)%		(0.42)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.80)%		(2.27)%		(3.45)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate (d)	58%		136%		252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.09		$0.13		$0.21	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c) (Unaudited)	Year Ended October 31, 2006(c)		December 13, 2004* to October 31, 2005 (c)(g)
Net asset value, beginning of period	$9.87	$9.83		$10.22

Income (loss) from investment operations:
Net investment income	0.20	0.37		0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.04		(0.24)

Total from investment operations	0.18	0.41		0.04

Less distributions:
Dividends from net investment income	(0.20)	(0.37)		(0.29)
Distributions from realized gains	—	—		(0.14)

Total dividends and distributions	(0.20)	(0.37)		(0.43)

Redemption fees	— #	—	#	— #

Net asset value, end of period	$9.85	$9.87		$9.83

Total return (b)†	1.88%	4.25%		0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,617	$37,509		$39,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%	1.25%		1.25%
Before waivers and reimbursements (a)	2.05%	1.94	%(g)	2.37%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.04%	3.80%		3.11%
Before waivers and reimbursements (a)	3.24%	3.10%		1.99%
Portfolio turnover rate (d)	193%	301%		736%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07		$0.10

	Six Months Ended April 30, 2007(c)	Year Ended October 31,				December 31, 2001* to October 31,
Class B	(Unaudited)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.85	$9.81	$10.21	$10.23	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.32	0.26	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.03	(0.26)	0.24	0.32	0.18

Total from investment operations	0.15	0.35	—	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.18)	(0.31)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.18)	(0.31)	(0.40)	(0.43)	(0.48)	(0.24)

Net asset value, end of period	$9.82	$9.85	$9.81	$10.21	$10.23	$10.20

Total return (b)†	1.49%	3.67%	0.07%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,366	$19,634	$24,373	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.60%	2.49%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.49%	3.24%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.69%	2.55%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	193%	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07	$0.11	$0.14	$0.12	$0.13
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30,	Year Ended October 31,				December 31, 2001* to October 31,
Class C	2007(c)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.84	$9.80	$10.20	$10.22	$10.19	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.31	0.26	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	0.04	(0.26)	0.24	0.32	0.18

Total from investment operations	0.16	0.35	0.00	0.41	0.51	0.43

Less distributions:
Dividends from net investment income	(0.18)	(0.31)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.18)	(0.31)	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	—	— #	—	—	—

Net asset value, end of period	$9.82	$9.84	$9.80	$10.20	$10.22	$10.19

Total return (b)†	1.59%	3.67%	(0.03)%	4.12%	5.14%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,293	$14,232	$18,819	$1,000	$1,538	$1,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.60%	2.49%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.50%	3.23%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.69%	2.54%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	193%	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04 $	0.07	$0.11	$0.14	$0.12	$0.13

	Six Months Ended April 30,	Year Ended October 31,				December 31, 2001* to October 31,
Class P	2007(c)	2006(c)	2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.86	$9.82	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.39	0.33	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.04	(0.27)	0.24	0.32	0.19

Total from investment operations	0.19	0.43	0.06	0.49	0.59	0.50

Less distributions:
Dividends from net investment income	(0.21)	(0.39)	(0.33)	(0.32)	(0.35)	(0.28)
Distributions from realized gains	—	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.21)	(0.39)	(0.47)	(0.51)	(0.56)	(0.28)

Net asset value, end of period	$9.84	$9.86	$9.82	$10.23	$10.25	$10.22

Total return (b)†	1.98%	4.46%	0.63%	4.91%	5.93%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,268	$6,762	$7,977	$4,287	$4,514	$4,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	1.85%	1.74%	2.17%	2.44%	2.25%	2.58%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.24%	3.99%	3.31%	2.43%	2.59%	3.69%
Before waivers and reimbursements (a)	3.44%	3.30%	2.19%	1.04%	1.39%	2.16%
Portfolio turnover rate (d)	193%	301%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04 $	0.07	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Concluded)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,					December 31, 2001* to October 31,
Class Y	(Unaudited)	2006(c)		2005(c)(g)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.87	$9.83		$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.42		0.36	0.27	0.29	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	0.03		(0.26)	0.24	0.33	0.19

Total from investment operations	0.21	0.45		0.10	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.23)	(0.41)		(0.36)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	—	—		(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.23)	(0.41)		(0.50)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$9.85	$9.87		$9.83	$10.23	$10.25	$10.22

Total return (b)	2.11%	4.71%		0.98%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,908	$43,033		$39,747	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.80%		0.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	1.60%	1.49	%(g)	1.92%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.48%	4.25%		3.56%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	3.68%	3.55%		2.44%	1.29%	1.64%	2.41%
Portfolio turnover rate (d)	193%	193%		736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.07		$0.11	$0.14	$0.12	$0.13

*	Commencement of operations.
**	Prior to October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
@	Ratio amount is less than 0.005%
†	The total returns for Class A, Class B, Class C and Class P do not include sales charges.
(a)	Ratios for periods of less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on daily average shares outstanding.
(d)	Portfolio turnover rate for periods less than one year are not annualized.
(e)	On June 3, 2005, the Fund received, through a merger, the assets and liabilities of the Enterprise Managed Fund. The information from January 1, 2000 through October 31, 2004 is that of the predecessor Enterprise Managed Fund. Information for the year ended October 31, 2005 includes the results of the operations of the predecessor Enterprise Managed Fund from November 1, 2004 through June 3, 2005.
(f)	The ratios shown are Effective Ratios. During the period when the fund was the Enterprise Managed Fund, the expense limitations were 1.45%, 2.00%, 2.00%, and 1.00% for Class A, Class B, Class C, and Class Y, respectively. During the period when the fund was AXA Enterprise Moderate-Plus Allocation Fund, the expense limitations were 0.75%, 1.30%, 1.30%, and 0.30% for Class A, Class B, Class C, and Class Y, respectively .
(g)	Reflects overall fund ratios adjusted for class specific expenses.
(h)	Reflects purchases and sales from change in investment strategy due to reorganization.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with eleven diversified Funds and one non-diversified Fund (each a “Fund”). The non-diversified Fund is the AXA Enterprise Multimanager Technology Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, and AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A, Class B, Class C, Class P, and Class Y with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital LLC (formerly, Institutional Capital Corporation) and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Financial Management, Inc. (formerly, BlackRock Advisors, Inc.) and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the year ended October 31, 2006 and October 31, 2005, were as follows:

	Year Ended October 31, 2006				Year Ended October 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Conservative Allocation Fund	$46,857	$—	$152,393	$12,219	$—	$—	$21,740	$—
AXA Enterprise Moderate Allocation Fund	188,032	—	214,536	150,679	—	—	83,958	—
AXA Enterprise Moderate-Plus Allocation Fund	1,898,717	—	449,222	—	666,746	—	499,889	—
AXA Enterprise Aggressive Allocation Fund	131,669	—	—	139,235	—	—	34,906	—
AXA Enterprise Multimanager Growth Fund	—	—	—	—	5,977	—	—	—

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	Year Ended October 31, 2006				Year Ended October 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Multimanager Core Equity Fund	$20,589	$475,076	$81,249	$898,043	$43,799	$—	$20,517	$475,048
AXA Enterprise Multimanager Value Fund	893,778	879,535	1,502,120	944,325	119,385	188,560	805,985	879,286
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	—	1,338,709	—	—	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	149,043	1,703,450	379,725	1,633,234	—	—	148,995	1,703,331
AXA Enterprise Multimanager International Equity Fund	1,051,923	1,152,839	3,412,622	2,763,650	134,345	34,905	952,826	1,152,797
AXA Enterprise Multimanager Technology Fund	3,870,684	1,086,629	—	—	—	—	3,870,069	1,086,208
AXA Enterprise Multimanager Core Bond Fund	4,633,424	—	103,894	—	2,842,858	182,173	—	—

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2007, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Multimanager Growth Fund	$502
AXA Enterprise Multimanager Core Equity Fund	871
AXA Enterprise Multimanager Value Fund	7,285
AXA Enterprise Multimanager Mid Cap Growth Fund	2,850
AXA Enterprise Multimanager Mid Cap Value Fund	4,528
AXA Enterprise Multimanager International Equity Fund	141
AXA Enterprise Multimanager Technology Fund	9,470

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the six months ended April 30, 2007, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash

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reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss. For the six months ended April 30, 2007, the Funds did not enter into repurchase agreements.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into

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futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. Among other purposes, the Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by

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April 30, 2007 (Unaudited)

designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2007.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Funds (other than the Allocation Funds) obligates the Manager for each of the AXA Enterprise Multimanager Funds and the Allocation Funds to: (i) provide investment management services to the Trust; (ii) select the Advisers for each Fund; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters;

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(v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreements, the Manager is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Enterprise Conservative Allocation Fund	0.20% of average daily net assets

AXA Enterprise Moderate Allocation Fund	0.20% of average daily net assets

AXA Enterprise Moderate-Plus Allocation Fund	0.20% of average daily net assets

AXA Enterprise Aggressive Allocation Fund	0.20% of average daily net assets

	Management Fees (as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Multimanager Growth Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Core Equity Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Value Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.200%	1.150%	1.125%	1.100%	1.075%
AXA Enterprise Multimanager Mid Cap Value Fund	1.200%	1.150%	1.125%	1.100%	1.075%
AXA Enterprise Multimanager International Equity Fund	1.150%	1.100%	1.075%	1.050%	1.025%
AXA Enterprise Multimanager Technology Fund	1.300%	1.250%	1.225%	1.200%	1.175%

	Management Fees (as a percentage of average daily net assets)
	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Enterprise Multimanager Core Bond Fund	0.700%	0.675%	0.650%	0.625%	0.600%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For

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these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Fund and an additional $35,000 for each portion of the Fund for which separate administrative services are provided (e.g., portions of a Fund allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Worldwide Securities Services, serves as custodian of the Trust’s portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into a distribution agreement with Enterprise Fund Distributors, Inc., (the “Distributor”, an indirect wholly-owned subsidiary of AXA Equitable) pursuant to which the Distributor serves as the principal underwriter for each Fund’s shares. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust. The Trust’s Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class A shares pay an annual distribution fee of 0.20% of its average daily net assets (effective May 1, 2006, this fee was reduced to 0.05% of average daily net assets for the Class A shares of the Allocation Funds). In addition to this service fee, Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Y shares and the Funds pay no service or distribution fees with respect to those shares.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2007, the Distributor incurred approximate distribution fees of $130,146 payable to AXA Advisors LLC.

For the six months ended April 30, 2007, the portions of the Trust’s sales charges paid to AXA Advisors LLC, a wholly-owned subsidiary of AXA Financial, Inc. and affiliate of AXA Equitable and Enterprise Capital Management, Inc., were $249,552.

The Distributors received sales charges on each Fund’s Class A and Class P shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the six months ended April 30, 2007, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Conservative Allocation Fund	$5	$84	$493	$606
AXA Enterprise Moderate Allocation Fund	69	1,154	8,661	762
AXA Enterprise Moderate-Plus Allocation Fund	501	1,454	44,032	1,408
AXA Enterprise Aggressive Allocation Fund	132	292	7,169	884
AXA Enterprise Multimanager Growth Fund	—	—	374	60

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April 30, 2007 (Unaudited)

	Class A		Class B	Class C
	Front End Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Multimanager Core Equity Fund	$—	$—	$1,616	$46
AXA Enterprise Multimanager Value Fund	—	—	144	10
AXA Enterprise Multimanager Mid Cap Growth Fund	—	219	1,520	125
AXA Enterprise Multimanager Mid Cap Value Fund	1	216	800	13
AXA Enterprise Multimanager International Equity Fund	—	25	957	116
AXA Enterprise Multimanager Technology Fund	162	1,429	23,086	773
AXA Enterprise Multimanager Core Bond Fund	—	34,104	—	1,425

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2007, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Conservative Allocation Fund	$123	$—	$—	$—	$—
AXA Enterprise Moderate Allocation Fund	—	386	51	—	—
AXA Enterprise Moderate-Plus Allocation Fund	215	56	51	—	—
AXA Enterprise Aggressive Allocation Fund	943	—	—	—	—
AXA Enterprise Multimanager Growth Fund	54	—	—	—	—
AXA Enterprise Multimanager Core Equity Fund	—	—	—	—	—
AXA Enterprise Multimanager Value Fund	—	—	—	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	148	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	155	—	—
AXA Enterprise Multimanager International Equity Fund	249	—	—	—	—
AXA Enterprise Multimanager Technology Fund	66	—	—	—	—
AXA Enterprise Multimanager Core Bond Fund	876	—	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, AXA Equitable had agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2008 (“Expense Limitation Agreement”). AXA Equitable first waives its management fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and

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AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses.

The expenses for each Allocation Funds are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Moderate Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Moderate-Plus Allocation Fund	0.50%	1.20%	1.20%	0.20%
AXA Enterprise Aggressive Allocation Fund	0.50%	1.20%	1.20%	0.20%

The expenses for the following Funds are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Growth Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund	2.00%	2.55%	2.55%	1.80%	1.55%
AXA Enterprise Multimanager Technology Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.25%	1.80%	1.80%	1.05%	0.80%

During the six months ended April 30, 2007, the Manager received no reimbursement. At April 30, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through				Total Eligible
	2007	2008	2009	2010	for Reimbursement
AXA Enterprise Conservative Allocation Fund	$—	$93,641	$161,119	$125,446	$380,206
AXA Enterprise Moderate Allocation Fund	—	108,179	223,457	178,982	510,618
AXA Enterprise Moderate-Plus Allocation Fund	65,808	697,746	995,405	595,445	2,354,404
AXA Enterprise Aggressive Allocation Fund	—	107,375	206,330	192,008	505,713
AXA Enterprise Multimanager Growth Fund	217,871	358,867	290,297	177,163	1,044,198
AXA Enterprise Multimanager Core Equity Fund	224,095	368,138	285,918	183,122	1,061,273
AXA Enterprise Multimanager Value Fund	223,955	379,666	329,387	230,797	1,163,805
AXA Enterprise Multimanager Mid Cap Growth Fund	225,969	372,785	308,203	188,699	1,095,656
AXA Enterprise Multimanager Mid Cap Value Fund	239,242	410,935	326,561	197,681	1,174,419
AXA Enterprise Multimanager International Equity Fund	231,288	385,750	325,566	274,325	1,216,929
AXA Enterprise Multimanager Technology Fund	206,566	535,608	848,053	479,087	2,069,314
AXA Enterprise Multimanager Core Bond Fund	296,672	865,259	862,733	472,978	2,497,642

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

The Allocation Funds invest exclusively in shares of other mutual funds (the “ Funds”) managed by AXA Equitable or Enterprise Capital Management, Inc. (an affiliate of AXA Equitable). Therefore, each Allocation Fund, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Funds and the investment return of each Allocation Fund is reduced by each Fund’s expenses. The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each Allocation Fund’s investments in Underlying Funds is:

Fund:	Range of Expenses
AXA Enterprise Conservative Allocation Fund	0.60% to 1.10%
AXA Enterprise Moderate Allocation Fund	0.75% to 1.25%
AXA Enterprise Moderate-Plus Allocation Fund	0.95% to 1.45%
AXA Enterprise Aggressive Allocation Fund	1.05% to 1.55%

Thus, after taking into consideration the Expense Limitation Agreement described above, the net expense ratios of each Allocation Fund, including the Allocation Funds direct and indirect expenses, is expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.10% to 1.60%	1.80% to 2.30%	1.80% to 2.30%	0.80% to 1.30%
AXA Enterprise Moderate Allocation Fund	1.25% to 1.75%	1.95% to 2.45%	1.95% to 2.45%	0.95% to 1.45%
AXA Enterprise Moderate-Plus Allocation Fund	1.45% to 1.95%	2.15% to 2.65%	2.15% to 2.65%	1.15% to 1.65%
AXA Enterprise Aggressive Allocation Fund	1.55% to 2.05%	2.25% to 2.75%	2.25% to 2.75%	1.25% to 1.75%

Absent the Expense Limitation Agreement of the underlying funds, the total expense ratios of the Allocation Funds would be expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.50% to 2.00%	2.20% to 2.70%	2.20% to 2.70%	1.20% to 1.70%
AXA Enterprise Moderate Allocation Fund	1.65% to 2.15%	2.35% to 2.85%	2.35% to 2.85%	1.35% to 1.85%
AXA Enterprise Moderate-Plus Allocation Fund	1.85% to 2.35%	2.55% to 3.05%	2.55% to 3.05%	1.55% to 2.05%
AXA Enterprise Aggressive Allocation Fund	1.95% to 2.45%	2.65% to 3.15%	2.65% to 3.15%	1.65% to 2.15%

This information is based on a weighted-average range of the expense ratios since the average assets of each Allocation Fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an Allocation Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Note 9 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2007, the total amount owed to the Trustees participating in the Plan was $187,974.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Note 10 Percentage of Ownership

At April 30, 2007, AXA Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Enterprise Conservative Allocation Fund	0.5%
AXA Enterprise Moderate Allocation Fund	0.1
AXA Enterprise Moderate-Plus Allocation Fund	0.2
AXA Enterprise Aggressive Allocation Fund	0.2
AXA Enterprise Multimanager Growth Fund	58.6
AXA Enterprise Multimanager Core Equity Fund	57.0
AXA Enterprise Multimanager Value Fund	85.8
AXA Enterprise Multimanager Mid Cap Growth Fund	43.2
AXA Enterprise Multimanager Mid Cap Value Fund	38.1
AXA Enterprise Multimanager International Equity Fund	65.1
AXA Enterprise Multimanager Technology Fund	12.7
AXA Enterprise Multimanager Core Bond Fund	39.5

The following table represents the percentage of ownership that each AXA Enterprise Allocation Fund has in the Underlying Funds’ net assets as of April 30, 2007.

Funds:	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Moderate- Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.04%	0.49%	3.09%	1.03%
AXA Enterprise Deep Value Fund	0.34	2.03	10.31	3.58
AXA Enterprise Equity Fund	0.03	0.59	4.79	0.59
AXA Enterprise Equity Income Fund	0.21	0.98	6.49	1.73
AXA Enterprise Government Securities Fund	0.77	1.54	5.78	0.42
AXA Enterprise High-Yield Bond Fund	0.40	0.97	—	—
AXA Enterprise International Growth Fund	0.11	1.21	5.05	2.20
AXA Enterprise Multimanager Core Bond Fund	1.25	3.49	12.49	1.02
AXA Enterprise Multimanager International Equity Fund	0.41	4.49	35.26	7.95
AXA Enterprise Multimanager Value Fund	1.16	7.68	51.56	11.81
AXA Enterprise Short Duration Bond Fund	6.57	13.52	27.26	—
AXA Enterprise Small Company Growth Fund	—	0.65	2.97	1.08
AXA Enterprise Small Company Value Fund	—	0.24	1.74	0.42

Note 11 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109”(the “Interpretation”).

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Trust has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trust is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Note 12 Liquidation Transaction

Effective April 20, 2007, the AXA Enterprise Multimanager Health Care Fund was liquidated, pursuant to a proposal previously approved at a meeting of the Board of Trustees of the Trust held on December 7, 2006. The proposal stipulated that the AXA Enterprise Multimanager Health Care Fund was not included in the reorganizations because Goldman Sachs Asset Management, L.P. does not have a corresponding similar fund.

Note 13 Subsequent Events

AXA Financial, Inc., the parent company of AXA Equitable, the adviser for the Trust, has entered into an agreement with Goldman Sachs Asset Management, L.P., to reorganize certain assets of its retail mutual fund business.

In connection with the agreement, in December 2006, the Board of Trustees of the Trust approved the reorganization of the following funds into corresponding funds advised by Goldman Sachs Asset Management, L.P. Subsequently, shareholders approved the reorganizations for the following funds as set forth below. The reorganizations took place after the close of business on June 22, 2007.

AXA Enterprise Fund	Goldman Sachs Fund
AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund

AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

AXA Enterprise Multimanager Mid CapValue Fund	Goldman Sachs Mid Cap Value Fund

AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund

AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Fund

AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Fund

AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Fund

AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Fund

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).	111	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (55)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	33	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (60)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	33	From 2005 to present, Trustee of Granum Series Trust - Granum Value Fund; from 1998 to present, Director of Ayco Charitable Foundation.

Cynthia R. Plouché c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (49)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	33	None

Rayman Louis Solomon c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (59)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	33	None

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (51)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (38)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (45)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.

Alwi Chan 1290 Avenue of the Americas, New York, New York (32)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; and from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

James D. Kelly, 1290 Avenue of the Americas, New York, NY (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Carla Price, 1290 Avenue of the Americas, New York, NY (30)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President, AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator, AXA Financial and AXA Equitable.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Patricia Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti- Money Laundering Compliance Officer	From December 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Fund Distributors, Inc.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (36)	Chief Compliance Officer	From May 2007 to present	From December 2005 to May 2007, Vice President of the Trust; from August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financials’ Funds Management Group; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, NY (31)	Vice President and Assistant Secretary	From June 2006 to present	From May 2007 to present, Assistant Vice President and Counsel and from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zack Kosnitzky P.A.

David Shagawat 1290 Avenue of the Americas, New York, New York (32)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP; from January 1999 to April 2002, Business Analyst, AllianceBernstein LP.

Judy Guhring 1290 Avenue of the Americas, New York, New York (35)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial.

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2007

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
June 30, 2007